UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund : FSTDX

This semi-annual shareholder report contains information about Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$12,020,537,932
Number of Holdings	28
Portfolio Turnover	27%
What did the Fund invest in?
(as of June 30, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	44.1
1 - 1.99%	38.9
2 - 2.99%	15.5
3 - 3.99%	1.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	70.2
US Treasury Bonds	29.3
99.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916199.101    6399-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund : FSTZX

This semi-annual shareholder report contains information about Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$7,791,620,696
Number of Holdings	27
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	56.5
1 - 1.99%	22.7
2 - 2.99%	16.5
3 - 3.99%	3.6

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	87.6
US Treasury Bonds	11.7
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916198.101    6398-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® SAI Municipal Income Fund Fidelity® SAI Municipal Income Fund : FSMNX

This semi-annual shareholder report contains information about Fidelity® SAI Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Income Fund	$ 18	0.36%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,715,058,152
Number of Holdings	1,833
Portfolio Turnover	13%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.4
Transportation	18.1
Health Care	9.8
Special Tax	9.7
Water & Sewer	6.2
Electric Utilities	5.8
Education	5.7
Others(Individually Less Than 5%)	7.0
96.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.1
AA - 43.1
A - 33.8
BBB - 8.2
BB - 1.1
B - 0.1
CCC,CC,C - 0.0
Not Rated - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	9.6
Illinois	8.7
Texas	8.5
New Jersey	6.0
Florida	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916184.101    3307-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® SAI International Credit Fund Fidelity® SAI International Credit Fund : FSNDX

This semi-annual shareholder report contains information about Fidelity® SAI International Credit Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Credit Fund	$ 21	0.41%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,591,636,885
Number of Holdings	313
Portfolio Turnover	66%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.6
AAA - 7.6
AA - 0.9
A - 12.1
BBB - 39.6
BB - 5.4
B - 1.7
CCC,CC,C - 0.5
D - 0.0
Not Rated - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 61.6
U.S. Treasury Obligations - 22.6
Foreign Government and Government Agency Obligations - 8.1
Preferred Securities - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 30.7
United Kingdom - 19.1
Germany - 14.3
France - 5.2
Canada - 4.9
Netherlands - 3.3
Luxembourg - 2.7
Denmark - 2.5
Japan - 2.2
Others - 15.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.0
US Treasury Bonds	6.6
Canadian Government	3.4
KfW	2.4
HSBC Holdings PLC	2.2
European Union	1.8
Japan Government	1.7
ING Groep NV	1.6
Bayer US Finance LLC	1.5
UBS Group AG	1.4
38.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916216.101    7328-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® International Bond Index Fund Fidelity® International Bond Index Fund : FBIIX

This semi-annual shareholder report contains information about Fidelity® International Bond Index Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Bond Index Fund	$ 3	0.06%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$978,432,301
Number of Holdings	1,825
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 16.0
AA - 13.2
A - 12.3
BBB - 11.5
BB - 0.1
B - 0.0
CCC,CC,C - 0.0
Not Rated - 46.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 69.8
Corporate Bonds - 28.8
Preferred Securities - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 16.9
France - 10.7
Japan - 9.9
Germany - 8.7
Italy - 6.1
Canada - 6.0
United Kingdom - 5.2
United States - 5.2
Spain - 4.2
Others - 27.1

TOP HOLDINGS (% of Fund's net assets)
Peoples Republic of China	12.4
Japan Government	9.5
French Government	5.7
Italian Republic	5.3
German Federal Republic	4.5
United Kingdom of Great Britain and Northern Ireland	3.7
Spanish Kingdom	3.4
China Development Bank	2.3
Korean Republic	2.1
Agricultural Development Bank of China	1.7
50.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916194.101    4506-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Inflation-Protected Bond Index Fund Fidelity® Inflation-Protected Bond Index Fund : FIPDX

This semi-annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Fund	$ 3	0.05%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$10,194,209,097
Number of Holdings	49
Portfolio Turnover	21%
What did the Fund invest in?
(as of June 30, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	48.6
1 - 1.99%	29.5
2 - 2.99%	16.9
3 - 3.99%	4.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	77.5
US Treasury Bonds	21.9
99.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916145.101    2418-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® SAI Inflation-Protected Bond Index Fund Fidelity® SAI Inflation-Protected Bond Index Fund : FSPWX

This semi-annual shareholder report contains information about Fidelity® SAI Inflation-Protected Bond Index Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Protected Bond Index Fund	$ 3	0.05%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$12,899,329,264
Number of Holdings	49
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	47.1
1 - 1.99%	31.9
2 - 2.99%	17.1
3 - 3.99%	3.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	79.1
US Treasury Bonds	20.3
99.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916285.100    7702-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Municipal Income Fund

Semi-Annual Report
June 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Municipal Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 96.7%
	Principal Amount (a)	Value ($)
Alabama - 3.7%
Education - 0.4%
Alabama St University Rev Series 2025, 5.5% 9/1/2045 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,093,836
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	635,000	669,825
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	825,000	832,384
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	4,220,000	3,425,113
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	670,000	679,366
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	4,000,000	4,104,521
		11,805,045
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	795,000	796,632
General Obligations - 3.2%
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	19,000,000	19,980,647
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	15,000,000	15,762,251
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,705,000	4,721,242
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	2,605,000	2,697,286
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	1,460,000	1,594,360
Jefferson Cntyl Ala Gen. Oblig. 5% 4/1/2026	145,000	147,217
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,080,000	2,083,745
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	7,400,000	7,896,486
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,970,000	2,037,751
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	10,230,000	10,687,240
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	14,805,000	15,602,235
		83,210,460
Health Care - 0.1%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	915,000	988,327
Infirmary Hlth Sys Spl Care 5% 2/1/2026	1,840,000	1,853,529
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	1,000,000	715,501
		3,557,357
TOTAL ALABAMA		99,369,494
Alaska - 0.1%
General Obligations - 0.1%
Alaska Municipal Bond Bank Authority Series 2016, 5% 12/1/2029 (Alaska St Guaranteed) (c)	1,690,000	1,726,715
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	160,000	156,506
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	290,000	300,862
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2026	175,000	176,467
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2028	400,000	426,839
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2029	300,000	322,557
		1,383,231
TOTAL ALASKA		3,109,946
Arizona - 3.1%
Education - 0.0%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (d)	55,000	28,050
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (d)	55,000	27,775
Arizona St Univ Revs Series 2021 C, 5% 7/1/2037	340,000	360,523
Arizona St Univ Revs Series 2021 C, 5% 7/1/2038	550,000	578,997
		995,345
Electric Utilities - 0.6%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (b)	900,000	899,424
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	545,000	545,066
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,430,000	1,484,604
Salt River Proj AZ Agric & Pwr Series 2024 A, 5% 1/1/2038	2,000,000	2,213,130
Salt River Proj AZ Agric & Pwr Series 2024 A, 5.25% 1/1/2054	6,655,000	6,933,323
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2042	3,970,000	4,212,043
		16,287,590
General Obligations - 0.5%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	1,460,000	1,286,784
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	990,000	940,412
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,057,290
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	1,395,000	1,576,569
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,445,881
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,611,640
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,575,000	1,719,117
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	750,000	790,242
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	750,000	783,286
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	525,000	541,984
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	450,000	481,698
		12,234,903
Health Care - 0.9%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 3.75% tender 1/1/2037 (b)(e)	150,000	145,176
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	4,525,000	3,305,372
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2029	410,000	437,820
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	15,000	14,786
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	20,000	17,685
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	3,615,000	3,022,469
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	4,875,000	3,339,432
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	295,000	249,934
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	1,260,000	877,282
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	745,000	514,115
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (f)	250,000	224,932
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (f)	395,000	307,850
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 3% 4/1/2051	16,380,000	10,858,158
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	1,905,000	1,644,899
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	480,000	396,691
		25,356,601
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	790,667	757,216
Industrial Development - 1.0%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	17,910,000	18,228,378
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	4,930,000	4,985,058
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	2,080,000	2,091,083
		25,304,519
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	190,000	197,036
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	125,000	130,170
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (c)	90,000	91,035
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (c)	65,000	65,594
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2049 (c)	2,315,000	2,290,430
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (c)	720,000	741,358
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (c)	55,000	56,019
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	175,000	180,380
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	205,000	209,722
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	125,000	127,580
		3,892,288
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	410,000	419,128
TOTAL ARIZONA		85,444,626
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2034	250,000	257,182
California - 3.3%
Electric Utilities - 0.3%
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,435,000	1,440,057
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2032	7,055,000	7,702,693
		9,142,750
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2037 (Pre-refunded to 10/1/2033 at 100)	730,000	834,483
General Obligations - 0.8%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (g)	200,000	181,690
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	5,180,000	5,346,166
California St Pub Wks Brd Lse 5% 8/1/2031	190,000	213,141
California St Pub Wks Brd Lse 5% 8/1/2034	350,000	384,467
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (g)	90,000	73,693
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Municipal Corp Insured) (g)	250,000	225,112
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Municipal Corp Insured) (g)	255,000	214,114
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	10,000	10,044
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2037	495,000	543,263
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (g)	230,000	202,651
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	285,000	302,367
Poway CA Unified Sch Dist 0% 8/1/2032 (g)	300,000	238,485
Poway CA Unified Sch Dist 0% 8/1/2037 (g)	395,000	245,185
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	2,625,000	1,531,322
Poway CA Unified Sch Dist 0% 8/1/2039 (g)	1,410,000	777,328
Poway CA Unified Sch Dist 0% 8/1/2041 (g)	200,000	97,765
Poway CA Unified Sch Dist 0% 8/1/2046 (g)	60,000	21,168
San Diego CA Uni Sch Dist 0% 7/1/2034 (g)	180,000	132,256
San Diego CA Uni Sch Dist 0% 7/1/2047 (h)	440,000	332,459
San Marcos Unified School District 0% 8/1/2047 (g)	595,000	210,215
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured) (g)	275,000	266,059
State of California Gen. Oblig. 4% 11/1/2037	575,000	570,929
State of California Gen. Oblig. 5% 3/1/2038	4,040,000	4,479,648
State of California Gen. Oblig. 5% 8/1/2031	2,365,000	2,658,669
State of California Gen. Oblig. 5.25% 12/1/2033	10,000	10,012
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	110,000	112,726
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	1,825,000	1,850,243
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	230,000	230,555
		21,461,732
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (d)(i)	50,873	43,242
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	1,794,756	1,674,770
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	2,680,473	2,678,559
		4,353,329
Special Tax - 0.0%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2026	65,000	65,192
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2029	135,000	135,341
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	60,000	60,134
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (g)	255,000	242,457
		503,124
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	26,290,000	2,776,771
Transportation - 1.5%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (g)	1,350,000	350,773
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,000,000	963,271
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	1,000,000	860,383
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,083,051
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2031 (c)	1,330,000	1,394,967
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2025 (c)	255,000	255,335
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2033 (c)	6,570,000	6,979,689
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2036 (c)	4,000,000	4,307,331
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2038 (c)	2,500,000	2,653,001
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2039 (c)(j)	5,000,000	5,362,030
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2035 (c)	360,000	370,201
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	920,000	933,633
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	930,000	961,550
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	1,245,000	1,303,088
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	835,000	885,154
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (c)	3,960,000	3,912,452
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (c)	2,200,000	2,252,476
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (c)	1,840,000	1,857,082
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (c)	395,000	389,903
		37,075,370
Water & Sewer - 0.4%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2026 (Ambac Assurance Corp Insured) (g)	10,445,000	10,129,974
San Diego County Water Authority 5% 5/1/2047	685,000	715,791
San Diego County Water Authority 5% 5/1/2052	1,160,000	1,204,021
		12,049,786
TOTAL CALIFORNIA		88,240,587
Colorado - 2.8%
Education - 0.3%
CO St Board Governors Univ Enterprise Sys Rev Series 2025 C, 5% 3/1/2036	6,200,000	6,888,372
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	260,000	255,181
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	305,000	303,484
		7,447,037
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	125,000	125,973
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	160,000	157,117
		283,090
General Obligations - 0.9%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2038	1,680,000	1,934,229
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2041	2,185,000	2,455,336
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	5,580,000	5,974,609
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5% 12/1/2035	400,000	449,835
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2036	500,000	566,889
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2037	450,000	505,049
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2039	1,075,000	1,184,513
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2040	1,000,000	1,096,617
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2042	1,100,000	1,185,000
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2043	500,000	535,477
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2045	450,000	477,381
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2049	4,500,000	4,708,364
Westminster Colo Pub Schs 5% 12/1/2049	1,500,000	1,544,569
		22,617,868
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	700,000	725,711
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	4,185,000	4,539,320
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,960,000	4,307,466
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	1,250,000	923,468
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,240,000	1,037,624
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2025	540,000	543,371
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2038	1,250,000	1,170,221
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2039	1,720,000	1,585,496
		14,832,677
Housing - 0.1%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	85,000	85,794
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	140,000	141,531
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	410,000	403,576
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	450,000	466,773
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,050,000	2,065,284
		3,162,958
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	476,425
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	1,030,000	1,107,848
Vauxmont Metropolitan District 5% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	75,000	79,528
Vauxmont Metropolitan District 5% 12/15/2032 (Assured Guaranty Municipal Corp Insured)	47,000	48,444
		1,712,245
Transportation - 0.7%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (c)	175,000	179,264
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (c)	150,000	156,016
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (c)	9,260,000	8,314,282
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	3,220,000	3,349,888
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (c)	390,000	418,541
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (c)	260,000	279,968
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	255,000	259,029
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (c)	505,000	510,675
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (c)	3,815,000	4,099,489
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2035 (c)	1,265,000	1,390,626
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2036	705,000	749,509
		19,707,287
Water & Sewer - 0.2%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	770,000	827,472
Denver CO City & Cnty Brd Wtr 5% 9/15/2029	1,430,000	1,564,541
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,550,000	1,583,724
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2046	2,375,000	2,412,411
		6,388,148
TOTAL COLORADO		76,151,310
Connecticut - 1.6%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	570,000	463,976
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	305,000	271,511
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	490,000	422,924
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,165,000	1,162,482
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	25,000	25,489
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	20,000	20,792
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	30,000	31,048
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	20,000	20,675
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	605,000	570,434
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	25,000	25,598
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	65,000	66,974
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	50,000	51,378
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	410,000	420,157
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	80,000	81,387
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	580,000	588,080
		4,222,905
General Obligations - 0.4%
Connecticut St Gen. Oblig. 5% 9/15/2028	295,000	316,215
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	145,000	145,227
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2025	165,000	165,676
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	380,000	317,719
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	295,000	239,030
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2039	3,655,000	3,988,972
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	365,000	371,882
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	255,000	262,411
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	55,000	56,882
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	2,470,000	2,702,858
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2036	1,500,000	1,557,808
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	260,000	261,736
		10,386,416
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2026 (f)(i)	350,000	227,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (f)(i)	205,000	133,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (f)(i)	420,000	273,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2041	1,750,000	1,787,939
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	390,000	360,257
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,000,000	857,720
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	2,875,000	2,912,782
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	585,000	552,005
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	445,000	384,167
		7,488,620
Housing - 0.3%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	250,000	245,511
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2025 (c)	260,000	261,320
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	6,135,000	6,479,635
		6,986,466
Special Tax - 0.5%
Connecticut St Gen. Oblig. 4% 1/15/2036	535,000	542,782
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	4,675,000	5,245,840
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	5,965,000	6,263,523
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	425,000	436,293
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (f)	130,000	131,550
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (f)	295,000	295,767
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (f)	655,000	530,203
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (f)	405,000	421,922
		13,867,880
TOTAL CONNECTICUT		42,952,287
Delaware - 0.0%
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2019, 5% 2/1/2030	294,000	317,401
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2031	294,000	322,399
		639,800
TOTAL DELAWARE		639,800
District Of Columbia - 1.3%
Education - 0.1%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) 5% 10/1/2048	2,100,000	1,967,048
General Obligations - 0.4%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2027	380,000	388,180
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2028	380,000	402,391
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2029	505,000	544,892
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2027	1,285,000	1,332,461
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2029	1,070,000	1,154,523
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	3,115,000	3,268,720
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	2,500,000	2,608,332
		9,699,499
Transportation - 0.8%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (c)	225,000	233,590
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	335,000	347,005
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	115,000	121,077
Metropolitan Wash DC Arpts Ath 5% 10/1/2030 (c)	415,000	427,039
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (c)	75,000	76,971
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (c)	115,000	117,773
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (c)	55,000	56,199
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (c)	125,000	127,068
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (c)	180,000	180,784
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2030 (c)(j)	6,335,000	6,793,339
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2031 (c)(j)	4,845,000	5,234,521
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2040 (c)(j)	895,000	952,665
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2045 (c)(j)	5,000,000	5,258,602
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	210,000	222,488
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2032	265,000	279,668
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	1,290,000	907,429
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	3,010,000	2,561,545
		23,897,763
TOTAL DISTRICT OF COLUMBIA		35,564,310
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	4,430,000	4,465,110
Florida - 5.6%
Education - 0.5%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	220,000	232,869
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2039	1,045,000	1,104,976
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	1,435,000	1,449,915
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5% 6/1/2044 (f)	1,700,000	1,609,131
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2036	1,445,000	1,562,070
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2038	1,580,000	1,678,898
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2040	1,750,000	1,825,282
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5.25% 12/1/2054	3,550,000	3,642,789
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	125,000	124,100
		13,230,030
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	110,000	112,334
Florida St Mun Pwr Agy Rev 5% 10/1/2031	120,000	122,487
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2028	50,000	50,202
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2030	90,000	90,344
		375,367
General Obligations - 1.9%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	50,000	50,020
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	8,015,000	8,666,432
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2030 (Assured Guaranty Municipal Corp Insured)	8,015,000	8,791,433
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2031 (Assured Guaranty Municipal Corp Insured)	3,510,000	3,898,407
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	4,345,000	4,869,479
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	35,000	35,608
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	110,000	111,693
Broward County FL School District Series 2025, 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	3,240,000	3,509,716
Broward County FL School District Series 2025, 5% 7/1/2030 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,198,631
Broward County FL School District Series 2025, 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	2,135,000	2,426,796
Broward County FL School District Series 2025, 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	4,000,000	4,462,486
Brvd Cnty FL Sch Bd Ctfs of Prtn (Brevard Cnty FL Sch Dist Proj.) Series C, 5% 7/1/2028	90,000	90,000
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	105,000	105,000
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	70,000	71,167
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	2,750,000	3,077,208
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Municipal Corp Insured)	1,355,000	1,493,401
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	505,000	511,264
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2029	300,000	300,470
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,535,000	1,686,287
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2032	2,590,000	2,904,364
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2029	255,000	258,550
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	315,000	318,612
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	50,000	50,540
		49,887,564
Health Care - 0.9%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	1,230,000	1,054,889
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2050	1,320,000	1,310,934
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	710,000	484,505
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,620,000	3,081,116
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	580,000	418,788
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2028	1,280,000	1,281,973
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	1,450,000	1,599,759
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	5,725,000	4,761,831
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2031	200,000	214,229
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2033	350,000	371,233
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2036	370,000	384,325
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2038	400,000	409,707
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2040	400,000	405,116
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2042	500,000	499,516
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2033	125,000	125,494
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	10,390,000	8,846,677
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	115,000	119,889
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	75,000	77,948
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	215,000	220,278
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	170,000	170,793
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	55,000	54,672
		25,893,672
Housing - 0.1%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,000,000	1,009,742
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	625,000	628,994
		1,638,736
Special Tax - 0.1%
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2037 (g)	3,000,000	1,855,534
Tampa FL Tax Alloc 0% 9/1/2035 (g)	1,575,000	1,020,510
Tampa FL Tax Alloc 0% 9/1/2037 (g)	235,000	134,841
Tampa FL Tax Alloc 0% 9/1/2049 (g)	765,000	206,938
		3,217,823
Transportation - 1.7%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (c)	150,000	150,462
Broward Cnty FL Arpt Sys Rev 5% 10/1/2030 (c)	175,000	175,415
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (c)	150,000	150,327
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (c)	140,000	140,270
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (c)	15,000	15,064
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (c)	50,000	51,117
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (c)	50,000	51,887
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (c)	135,000	138,941
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (c)	35,000	35,939
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (c)	175,000	178,274
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (c)	65,000	66,067
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (c)	65,000	65,905
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (c)	75,000	75,839
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (c)	100,000	100,873
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (c)	115,000	115,685
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (c)	655,000	653,043
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2029 (c)	1,120,000	1,192,835
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	705,000	692,597
Broward Cnty FL Arpt Sys Rev Series Q 1, 5% 10/1/2025	265,000	265,264
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (c)	5,260,000	5,247,274
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Municipal Corp Insured) (j)	1,630,000	1,799,170
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2036 (Assured Guaranty Municipal Corp Insured) (j)	2,175,000	2,370,710
Greater Orlando Aviation Auth 5% 10/1/2031 (c)	435,000	446,904
Greater Orlando Aviation Auth 5% 10/1/2034 (c)	305,000	310,359
Greater Orlando Aviation Auth 5% 10/1/2037 (c)	315,000	317,948
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (c)	85,000	86,941
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (c)	50,000	51,909
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (c)	15,000	15,057
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (c)	25,000	25,954
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (c)	2,460,000	2,426,621
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	490,000	473,143
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029 (c)	80,000	80,113
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	75,000	76,801
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	90,000	91,923
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (c)	70,000	70,084
Miami-Dade Cnty Fla Aviat Rev 5.5% 10/1/2055 (c)	15,000,000	15,414,345
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2028	50,000	50,069
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	215,000	217,887
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	185,000	187,320
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2050 (g)	5,175,000	1,315,446
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2051 (g)	2,600,000	619,709
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (c)	50,000	50,860
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (c)	55,000	55,880
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (c)	95,000	96,440
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (c)	65,000	65,846
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (c)	100,000	101,058
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (c)	215,000	216,995
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (c)	230,000	231,810
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (c)	240,000	241,518
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2033 (c)	3,305,000	3,594,461
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2034 (c)	3,175,000	3,433,415
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2041 (c)	550,000	575,249
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2042 (c)	1,340,000	1,390,047
		46,065,070
Water & Sewer - 0.4%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	950,000	1,017,203
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2029	750,000	815,544
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	4,950,000	5,459,825
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2031	3,400,000	3,795,607
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	205,000	226,133
		11,314,312
TOTAL FLORIDA		151,622,574
Georgia - 3.7%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	110,000	97,536
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2037	295,000	291,693
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2030	160,000	172,406
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	165,000	175,513
		737,148
Electric Utilities - 0.3%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	1,700,000	1,707,444
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	930,000	561,928
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	3,465,000	3,485,989
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	325,000	326,987
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	190,000	188,901
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	295,000	286,000
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	180,000	174,508
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Municipal Corp Insured)	210,000	201,161
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041 (Assured Guaranty Municipal Corp Insured)	150,000	141,846
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	155,000	167,707
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Municipal Corp Insured)	295,000	316,169
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Municipal Corp Insured)	175,000	187,558
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured)	260,000	277,218
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured)	180,000	191,920
		8,215,336
Escrowed/Pre-Refunded - 0.0%
Private Colgs & Unvs Ath GA Rv Series 2020 B, 5% 9/1/2025 (Escrowed to Maturity)	365,000	366,170
General Obligations - 3.0%
Georgia St Gen. Oblig. 5% 7/1/2033	1,025,000	1,153,387
Georgia St Gen. Oblig. Series 2022A, 5% 7/1/2035	24,240,000	26,887,694
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	1,390,000	1,397,308
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	16,725,000	16,882,231
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	6,860,000	7,191,193
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	8,745,000	9,299,945
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	5,470,000	5,495,486
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,790,000	1,858,144
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	5,550,000	5,869,343
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,465,000	2,613,743
		78,648,474
Health Care - 0.2%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	500,000	529,523
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	1,470,000	1,481,644
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	2,845,000	2,038,553
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	115,000	95,337
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	140,000	137,469
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	415,000	409,185
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	435,000	395,751
		5,087,462
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	3,485,000	3,682,314
Transportation - 0.1%
Atlanta GA Arpt Rev 5% 7/1/2025 (c)	140,000	140,000
Atlanta GA Arpt Rev Series 2022B, 5% 7/1/2034 (c)	1,005,000	1,068,458
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	585,000	640,115
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2032	880,000	958,893
		2,807,466
TOTAL GEORGIA		99,544,370
Hawaii - 0.4%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2025	110,000	110,762
Housing - 0.1%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,130,000	3,179,061
Transportation - 0.2%
Hawaii St Arpts Sys Rev 5% 7/1/2044 (c)	4,850,000	4,856,470
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (c)	65,000	67,834
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (c)	75,000	78,035
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (c)	75,000	77,758
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (c)	75,000	77,504
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (c)	75,000	77,064
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	60,000	58,522
		5,293,187
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	1,680,000	1,711,322
TOTAL HAWAII		10,294,332
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	25,000	25,119
Illinois - 8.7%
Education - 0.1%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	60,000	61,436
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	45,000	46,015
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	60,000	61,065
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	50,000	49,902
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	50,000	50,998
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	50,000	50,919
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	145,000	129,674
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	45,000	44,210
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	50,000	48,140
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	330,000	338,478
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2039	750,000	768,138
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2033	400,000	444,758
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2034	450,000	498,812
Northern IL Univ Revs Series 2020 B, 5% 4/1/2034 (Build America Mutual Assurance Co Insured)	395,000	412,914
University of Illinois Series 2018A, 5% 4/1/2030	210,000	221,900
		3,227,359
Electric Utilities - 0.0%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	205,000	205,175
Escrowed/Pre-Refunded - 0.1%
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	5,000	5,098
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	20,000	20,707
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	10,000	10,196
Illinois Finance Authority Rev 4% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	250,000	254,905
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	1,795,000	1,830,217
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	30,000	31,061
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	140,000	142,837
		2,295,021
General Obligations - 4.2%
Chicago IL Brd Ed 5% 12/1/2025	165,000	165,421
Chicago IL Brd Ed 5% 12/1/2026	100,000	101,363
Chicago IL Brd Ed 5% 12/1/2030	130,000	131,921
Chicago IL Brd Ed 6.5% 12/1/2046	100,000	100,989
Chicago IL Brd Ed 7% 12/1/2046 (f)	140,000	143,861
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2025	100,000	100,254
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	100,000	101,349
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	240,000	248,149
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	350,000	355,057
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	100,000	100,679
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	100,000	99,234
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	165,000	170,602
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	340,000	348,541
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	190,000	193,379
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	455,000	459,318
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	1,500,000	1,184,462
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	780,000	719,771
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	585,000	561,158
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	947,910
Chicago IL Brd Ed Series 2023A, 6% 12/1/2049	12,500,000	13,030,394
Chicago IL Brd Ed Series D, 5% 12/1/2031	150,000	151,283
Chicago IL Gen. Oblig. 5.25% 1/1/2037	1,950,000	2,011,604
Chicago IL Gen. Oblig. 5.25% 1/1/2038	2,290,000	2,341,047
Chicago IL Gen. Oblig. 5.5% 1/1/2040	2,250,000	2,305,822
Chicago IL Gen. Oblig. 5.5% 1/1/2043	5,725,000	5,754,685
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	700,000	691,650
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	870,000	907,466
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,605,000	1,685,857
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	1,530,000	1,601,100
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	260,000	268,981
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2032	3,555,000	3,767,358
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2034	5,000,000	5,295,074
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2041	5,795,000	5,974,665
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2043 (Build America Mutual Assurance Co Insured)	5,000,000	5,442,008
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2044	1,660,000	1,744,282
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	550,000	592,824
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	290,000	298,122
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	140,000	143,483
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	185,000	189,377
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	215,000	215,643
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	110,000	111,612
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	110,000	112,625
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	55,000	56,625
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	175,000	143,737
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	180,000	144,013
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	1,000,000	903,096
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	143,947
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	1,050,000	1,096,796
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	645,000	682,023
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	705,000	759,280
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	1,820,000	1,918,388
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	1,375,000	1,358,858
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	60,000	60,990
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	1,180,000	1,086,073
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	1,035,000	1,097,185
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,165,000	2,147,554
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,230,000	6,525,779
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2039	3,810,000	3,992,833
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,330,000	1,375,953
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	9,500,000	8,967,657
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	3,210,000	3,406,461
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	1,875,000	2,020,021
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,415,000	1,456,896
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	1,250,000	1,276,405
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	925,000	930,201
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	3,000,000	2,910,677
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	3,290,000	3,575,329
Peoria Ill Gen. Oblig. Series 2023 A, 4% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	1,145,000	1,090,542
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	1,505,000	1,575,443
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured) (g)	265,000	254,225
		111,827,367
Health Care - 1.0%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	2,785,000	2,247,980
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	60,000	60,794
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	75,000	76,140
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	310,000	319,212
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,415,000	1,452,069
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	320,000	327,838
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2029	260,000	262,875
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	85,000	86,079
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	115,000	115,762
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	1,585,000	1,402,605
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	65,000	65,885
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	145,000	145,124
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	70,000	70,064
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	45,000	45,054
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2033	5,000	5,021
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	65,000	63,410
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,575
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	150,000	153,066
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	105,000	106,693
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	4,100,000	2,893,298
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	465,000	344,483
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	1,045,000	733,379
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	2,650,000	1,783,204
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,760,000	1,511,688
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	2,780,000	2,972,177
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2028	475,000	500,763
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2029	970,000	1,032,057
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2030	1,150,000	1,234,399
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2031	1,825,000	1,968,461
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2032	1,350,000	1,460,310
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2039	1,360,000	1,459,856
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2040	615,000	655,577
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2041	1,660,000	1,760,187
		27,320,085
Housing - 0.0%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	40,000	40,070
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	310,000	271,243
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	590,000	579,578
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	417,675	366,855
		1,257,746
Special Tax - 2.3%
Chicago Ill Tran Auth Sales Tax Rcpts Rev 4% 12/1/2049	6,000,000	5,073,577
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,295,000	2,442,944
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2041	6,000,000	6,226,064
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	2,880,000	2,959,053
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	2,845,000	3,101,148
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	2,385,000	2,615,172
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	3,445,000	3,787,814
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (g)	485,000	379,786
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (g)	65,000	39,277
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	2,445,000	1,477,433
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2039 (g)	515,000	257,073
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2040 (g)	430,000	201,815
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2041 (g)	1,225,000	533,981
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (g)	660,000	157,164
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	335,000	302,440
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	445,000	386,728
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	260,000	170,928
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (g)	3,150,000	1,281,704
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (g)	15,000,000	5,731,988
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (g)	1,540,000	556,273
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (g)	185,000	59,840
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	5,875,000	4,774,159
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	675,000	681,565
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	500,000	488,763
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured) (g)	5,000,000	947,021
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2025	50,000	50,360
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	165,000	169,327
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	20,000	20,876
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	35,000	36,151
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	20,000	20,524
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2033	2,235,000	2,473,827
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2035	1,255,000	1,363,280
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	9,830,000	10,652,257
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	500,000	521,765
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	500,000	515,572
		60,457,649
Transportation - 1.0%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (c)	100,000	100,672
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	80,000	79,923
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	100,000	100,348
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	135,000	135,386
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (c)	150,000	153,081
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (c)	125,000	127,484
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	30,000	30,855
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	180,000	184,764
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	30,000	30,794
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (c)	135,000	136,863
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	30,000	30,722
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	140,000	141,036
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (c)	205,000	207,204
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (c)	150,000	151,353
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	105,000	106,786
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (c)	190,000	191,391
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	430,000	435,107
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (c)	100,000	100,552
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (c)	100,000	100,552
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (c)	20,000	20,513
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (c)	20,000	20,430
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2037 (c)	1,030,000	1,042,682
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2039 (c)	1,005,000	1,008,771
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (c)	285,000	279,729
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2028 (c)	690,000	717,398
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2029 (c)	500,000	524,898
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2030 (c)	810,000	858,745
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2031 (c)	600,000	641,288
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.5% 1/1/2048 (c)	4,700,000	4,304,978
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2030 (c)	225,000	238,540
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2031 (c)	230,000	245,827
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	760,000	800,863
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2040 (c)	1,695,000	1,783,039
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (c)	2,565,000	2,681,071
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (c)	1,870,000	1,941,487
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	135,000	135,983
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	355,000	357,746
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	140,000	141,009
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	335,000	346,320
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	880,000	902,661
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	2,975,000	3,000,842
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2043	4,670,000	4,751,345
		29,291,038
Water & Sewer - 0.0%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	170,000	175,651
TOTAL ILLINOIS		236,057,091
Indiana - 1.6%
Education - 0.1%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2032	1,005,000	1,063,219
Purdue University Series DD, 5% 7/1/2034	60,000	62,866
Purdue University Series DD, 5% 7/1/2035	120,000	125,212
Purdue University Series DD, 5% 7/1/2036	130,000	135,059
Purdue University Series DD, 5% 7/1/2037	120,000	124,207
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	495,000	491,121
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	245,000	238,686
		2,240,370
Electric Utilities - 0.3%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	90,000	87,942
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	140,000	137,004
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	8,025,000	8,006,392
		8,231,338
General Obligations - 0.1%
Indiana St Fin Auth Rev (Indiana St Proj.) 5.25% 2/1/2032	355,000	355,614
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2038 (Indiana St Guaranteed)	1,000,000	1,081,148
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,985,000	2,162,021
		3,598,783
Health Care - 0.4%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,065,000	2,583,181
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)(j)	6,725,000	7,391,794
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	65,000	66,442
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2027	30,000	30,751
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	75,000	76,798
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	70,000	71,606
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (f)	180,000	149,782
		10,370,354
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	95,000	93,685
Special Tax - 0.2%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2031	260,000	285,780
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2032	225,000	249,204
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2033	250,000	278,557
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2034	250,000	279,111
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2035	275,000	307,343
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2031	220,000	243,026
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2032	225,000	250,271
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2033	225,000	251,806
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2034	250,000	279,610
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2035	325,000	363,600
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2036	1,585,000	1,741,502
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2037	1,000,000	1,090,476
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	340,000	341,683
		5,961,969
Transportation - 0.0%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (c)	50,000	50,072
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (c)	50,000	49,986
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (c)	65,000	64,988
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (c)	140,000	139,865
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (c)	55,000	55,510
		360,421
Water & Sewer - 0.5%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	515,000	529,691
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2040	1,000,000	1,080,028
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2041	1,750,000	1,871,984
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2042	2,400,000	2,539,543
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2043	1,500,000	1,574,105
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2044	2,000,000	2,087,861
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045	1,500,000	1,558,947
		11,242,159
TOTAL INDIANA		42,099,079
Iowa - 0.3%
Education - 0.1%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5.25% 10/1/2040	2,105,000	2,138,591
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2029 (c)	310,000	324,823
		2,463,414
Housing - 0.2%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	4,285,000	4,476,855
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2034	295,000	291,814
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2036	295,000	287,548
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2039	295,000	278,913
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2032	265,000	279,309
		1,137,584
TOTAL IOWA		8,077,853
Kansas - 0.4%
Special Tax - 0.4%
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2031	7,260,000	8,111,523
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2032	2,075,000	2,336,909
		10,448,432
TOTAL KANSAS		10,448,432
Kentucky - 2.4%
Education - 0.2%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) 5% 6/1/2039	6,010,000	6,266,550
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	9,375,000	9,460,128
General Obligations - 1.4%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2044 (Build America Mutual Assurance Co Insured)	11,110,000	11,681,943
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,015,000	3,164,374
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	2,760,000	2,771,294
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2029 (Morgan Stanley Guaranteed)	2,405,000	2,531,651
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2030 (Morgan Stanley Guaranteed)	2,400,000	2,541,128
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2031 (Morgan Stanley Guaranteed)	2,605,000	2,773,318
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	5,465,000	5,838,777
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	50,000	50,889
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	275,000	291,952
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	70,000	73,634
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	55,000	57,683
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	65,000	67,937
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	40,000	41,559
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	30,000	31,064
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2037	3,325,000	3,627,531
		35,544,734
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	655,000	547,706
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	930,000	912,578
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	1,750,000	1,752,496
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	360,000	370,957
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	155,000	165,292
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	130,000	132,686
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,950,000	1,439,509
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	8,260,000	8,820,068
		14,141,292
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	80,000	80,696
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	75,000	75,587
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	75,000	75,555
		231,838
TOTAL KENTUCKY		65,644,542
Louisiana - 0.4%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	100,000	103,127
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	70,000	72,078
		175,205
Health Care - 0.2%
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/2049	6,440,000	5,609,875
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	505,000	545,518
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	1,470,000	1,477,898
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2027 (c)	25,000	25,651
New Orleans LA Aviation Board 5% 1/1/2027 (c)	20,000	20,521
New Orleans LA Aviation Board 5% 1/1/2028 (c)	35,000	35,745
New Orleans LA Aviation Board 5% 1/1/2028 (c)	10,000	10,213
New Orleans LA Aviation Board 5% 1/1/2031 (c)	30,000	30,494
New Orleans LA Aviation Board 5% 1/1/2032 (c)	20,000	20,276
New Orleans LA Aviation Board 5% 1/1/2033 (c)	50,000	50,616
New Orleans LA Aviation Board 5% 1/1/2033 (c)	35,000	35,431
New Orleans LA Aviation Board 5% 1/1/2034 (c)	1,905,000	2,040,754
New Orleans LA Aviation Board 5% 1/1/2034 (c)	60,000	60,645
New Orleans LA Aviation Board 5% 1/1/2034 (c)	10,000	10,108
New Orleans LA Aviation Board 5% 1/1/2035 (c)	20,000	20,180
New Orleans LA Aviation Board 5% 1/1/2036 (c)	45,000	45,329
New Orleans LA Aviation Board 5% 1/1/2037 (c)	295,000	296,628
New Orleans LA Aviation Board 5% 1/1/2037 (c)	80,000	80,441
		2,783,032
TOTAL LOUISIANA		10,591,528
Maine - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	20,000	20,000
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	35,000	35,301
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	25,000	25,139
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	50,000	49,943
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	15,000	15,271
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	25,000	25,766
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	20,000	20,596
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	50,000	51,219
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	40,000	40,797
		284,032
General Obligations - 0.2%
Brunswick ME 2.25% 11/1/2035	380,000	310,425
Lewiston ME Gen. Oblig. 1.5% 2/15/2034	1,435,000	1,118,197
Lewiston ME Gen. Oblig. 1.75% 2/15/2040	1,270,000	796,898
South Portland ME Gen. Oblig. 2.5% 7/15/2032	1,355,000	1,234,817
		3,460,337
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	120,000	95,472
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	295,000	304,668
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds 5% 7/1/2032	55,000	55,000
Maine Turnpike Auth Rev Bonds 5% 7/1/2038	35,000	35,000
		90,000
TOTAL MAINE		4,234,509
Maryland - 1.2%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	2,790,000	2,793,234
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	55,000	57,436
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	130,000	135,199
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	130,000	132,483
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	140,000	142,566
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	145,000	147,555
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	155,000	157,492
		3,565,965
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,710,000	1,517,979
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2028	1,240,000	1,320,307
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	1,935,000	1,960,834
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	455,000	456,735
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2027	720,000	757,012
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2028	1,055,000	1,130,768
State of Maryland 4% 8/1/2028	2,500,000	2,599,437
State of Maryland Gen. Oblig. 4% 3/1/2029	1,260,000	1,317,524
		11,060,596
Health Care - 0.4%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2026	600,000	608,770
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	3,970,000	2,865,295
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,385,000	938,476
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,008,362
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	3,555,000	3,639,703
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	85,000	77,227
		9,137,833
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	810,000	807,568
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	405,000	405,248
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	145,000	145,000
		1,357,816
Special Tax - 0.0%
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2018 A, 5% 5/1/2033	1,000,000	1,047,531
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	260,000	231,632
		1,279,163
Transportation - 0.3%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	530,000	439,190
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (c)	1,175,000	1,160,687
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	65,000	67,262
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	100,000	101,990
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	1,940,000	1,922,711
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	1,590,000	1,549,846
		5,241,686
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	585,000	523,079
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	645,000	653,487
		1,176,566
TOTAL MARYLAND		32,819,625
Massachusetts - 3.4%
Education - 0.3%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,595,000	1,676,792
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2038	2,500,000	2,658,158
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	930,000	667,608
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	700,000	621,406
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	930,000	769,821
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (c)	1,140,000	1,140,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (c)	200,000	205,919
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	50,000	51,078
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	75,000	76,490
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	80,000	81,438
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	85,000	84,765
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	50,000	50,750
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	55,000	55,788
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	55,000	55,725
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	60,000	60,642
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	65,000	65,585
		8,321,965
General Obligations - 0.8%
Massachusetts St Gen. Oblig. 5% 1/1/2049	295,000	296,089
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	460,000	461,814
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	4,525,000	4,585,193
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	13,710,000	13,902,212
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	2,200,000	2,456,922
		21,702,230
Health Care - 0.9%
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	795,000	800,702
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	50,000	42,795
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	215,000	221,284
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	85,000	86,159
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2040	6,480,000	6,833,544
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2041	6,725,000	7,011,301
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2042	9,355,000	9,667,774
		24,663,559
Special Tax - 0.9%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (g)	2,230,000	1,735,081
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,100,000	1,207,416
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2037	1,500,000	1,552,706
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	20,000,000	20,310,452
		24,805,655
Transportation - 0.3%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (c)	435,000	429,788
Massachusetts St Port Auth Rev 5% 7/1/2041 (c)	2,040,000	2,096,016
Massachusetts St Port Auth Rev 5% 7/1/2046 (c)	390,000	390,910
Massachusetts St Port Auth Rev 5% 7/1/2051 (c)	2,645,000	2,645,243
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	105,000	106,652
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	55,000	55,805
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	80,000	80,756
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (c)	145,000	146,529
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2037 (c)	1,205,000	1,264,332
		7,216,031
Water & Sewer - 0.2%
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2038	1,200,000	1,311,905
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2039	1,210,000	1,312,204
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2041	1,000,000	1,065,287
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2043	1,000,000	1,052,508
		4,741,904
TOTAL MASSACHUSETTS		91,451,344
Michigan - 1.6%
Education - 0.1%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2039	175,000	162,902
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2040	175,000	160,028
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2041	145,000	130,323
Oakland Univ Mich Rev Series 2019, 5% 3/1/2040	300,000	307,977
Oakland Univ Mich Rev Series 2019, 5% 3/1/2041	315,000	322,080
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	615,000	623,095
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	1,000,000	1,002,903
University MI Univ Revs Series 2020 A, 4% 4/1/2045	440,000	406,210
		3,115,518
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	3,560,000	3,493,424
Escrowed/Pre-Refunded - 0.0%
Michigan St Bldg Auth Rev Series 2015 I, 5% 4/15/2030 (Pre-refunded to 10/15/2025 at 100)	10,000	10,053
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	160,000	157,915
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2039	1,250,000	1,354,130
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2041	1,000,000	1,061,416
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2045	1,250,000	1,294,571
Portage MI Pub Schs 5% 11/1/2030	145,000	147,432
Portage MI Pub Schs 5% 11/1/2031	130,000	132,084
Portage MI Pub Schs 5% 11/1/2036	15,000	15,217
West Bloomfield Mich Sch Dist Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,173,764
		5,336,529
Health Care - 0.0%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	605,000	406,066
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	120,000	121,987
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	815,000	571,257
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	70,000	72,593
		1,171,903
Housing - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	925,000	920,987
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	1,280,000	831,780
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	4,335,000	3,365,881
		5,118,648
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	155,000	156,053
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	1,725,000	1,437,059
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	60,000	60,284
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	60,000	60,219
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	65,000	65,036
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (c)	30,000	30,868
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (c)	35,000	35,875
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (c)	40,000	40,852
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (c)	30,000	30,569
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	20,000	20,240
Wayne Cnty Mich Arpt Auth Rev Series 2018 B, 5% 12/1/2048 (c)	295,000	290,022
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (c)	235,000	244,822
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2042 (c)(j)	1,000,000	1,061,410
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2045 (c)(j)	1,250,000	1,305,231
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	35,000	36,032
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	30,000	30,760
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (c)	25,000	25,491
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (c)	30,000	30,433
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (c)	30,000	30,346
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (c)	45,000	45,263
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (c)	50,000	49,851
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	75,000	75,439
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	20,000	20,757
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	20,000	20,710
		3,610,510
Water & Sewer - 0.8%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	535,000	537,878
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	8,305,000	9,277,471
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023B, 5.25% 7/1/2053	2,750,000	2,840,162
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2036	3,940,000	4,414,898
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,850,000	2,036,027
		19,106,436
TOTAL MICHIGAN		42,556,133
Minnesota - 1.2%
Education - 0.2%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	40,000	41,239
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	85,000	78,654
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2027 (c)	1,125,000	1,156,709
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2028 (c)	1,400,000	1,451,400
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2029 (c)	2,000,000	2,084,651
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	15,000	14,999
		4,827,652
General Obligations - 0.4%
Hennepin Cnty Minn Gen. Oblig. Series 2024 A, 5% 12/1/2038	3,060,000	3,360,568
Minnesota St Gen. Oblig. Series 2023A, 5% 8/1/2040	4,000,000	4,306,032
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,785,000	2,240,482
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,000,000	788,175
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2039 (Minnesota St Guaranteed) (g)(j)	2,145,000	1,169,800
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2045 (Minnesota St Guaranteed) (g)(j)	2,000,000	745,088
		12,610,145
Health Care - 0.3%
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	7,700,000	7,790,688
Housing - 0.3%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	1,068,318	839,542
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	6,030,000	6,403,242
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	290,000	308,052
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	355,000	384,440
		7,935,276
TOTAL MINNESOTA		33,163,761
Mississippi - 0.1%
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2043	1,000,000	1,042,736
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2020 B, 1.9% 12/1/2035	1,650,000	1,279,856
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 3% 6/1/2051	285,000	279,954
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2027	210,000	218,639
Mississippi Home Corp Single Family Mtg Rev Series 2020 A, 2.25% 12/1/2035	1,250,000	987,564
		2,766,013
TOTAL MISSISSIPPI		3,808,749
Missouri - 0.2%
Health Care - 0.0%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2046	650,000	577,792
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	35,000	35,965
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	80,000	82,000
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	155,000	156,624
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	50,000	50,003
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	50,000	50,006
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2029	65,000	65,077
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	75,000	70,846
		1,088,313
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	30,000	30,167
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	525,000	516,194
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	320,000	316,296
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	880,000	980,819
		1,843,476
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (c)	2,515,000	2,167,871
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (c)	145,000	147,041
		2,314,912
TOTAL MISSOURI		5,246,701
Montana - 0.1%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,510,000	1,714,545
Housing - 0.1%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 6% 6/1/2053	1,970,000	2,094,947
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,155
		2,115,102
TOTAL MONTANA		3,829,647
Nebraska - 0.9%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	50,000	50,387
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	35,000	35,747
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	440,000	293,560
		379,694
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	125,000	125,642
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (Escrowed to Maturity) (c)	5,000	5,035
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (c)	35,000	35,905
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (c)	45,000	46,163
		87,103
General Obligations - 0.9%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	6,790,000	6,794,499
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	5,025,000	5,281,811
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,215,000	10,812,023
		22,888,333
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	55,000	55,036
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	50,000	49,872
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,025,000	1,021,203
		1,126,111
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (c)	15,000	15,126
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (c)	40,000	40,980
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (c)	30,000	30,598
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (c)	40,000	40,697
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (c)	20,000	20,297
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (c)	20,000	20,210
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (c)	55,000	55,386
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (c)	15,000	15,081
		238,375
TOTAL NEBRASKA		24,845,258
Nevada - 0.4%
General Obligations - 0.4%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	4,790,000	3,823,033
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	4,280,000	3,236,011
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2043	2,850,000	2,232,030
		9,291,074
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,815,000	1,777,412
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	35,000	35,172
		1,812,584
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	570,000	582,737
TOTAL NEVADA		11,686,395
New Hampshire - 0.3%
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	780,000	533,714
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2026	190,000	194,052
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	60,000	63,031
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	55,000	57,509
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	50,000	52,068
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	175,000	180,796
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	270,000	277,891
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2037	260,000	264,744
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	120,000	112,641
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	105,000	105,383
		1,841,829
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	405,385	400,822
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	3,504,898	3,199,063
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	2,340,690	2,203,840
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	415,000	416,074
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,335,000	1,341,260
		7,561,059
TOTAL NEW HAMPSHIRE		9,402,888
New Jersey - 6.0%
Education - 1.0%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	55,000	56,090
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Municipal Corp Insured)	130,000	131,834
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	65,000	65,785
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	65,000	65,679
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (c)	2,500,000	2,515,744
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (c)	1,970,000	2,008,136
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2025 (c)	1,000,000	1,007,656
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (c)	215,000	216,024
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	305,000	310,904
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	750,000	772,886
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (c)	1,000,000	1,034,986
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (c)	2,100,000	2,140,653
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	95,000	95,673
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (c)	165,000	170,344
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (c)	295,000	307,001
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (c)	550,000	552,734
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (c)	205,000	208,968
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (c)	2,375,000	2,530,025
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (c)	7,590,000	8,085,425
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	105,000	106,100
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	120,000	121,038
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	600,000	675,127
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	500,000	563,477
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	450,000	506,816
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	965,000	1,083,687
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,375,000	1,524,091
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,533,455
		28,390,338
Electric Utilities - 0.2%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	6,160,000	6,157,922
General Obligations - 3.0%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	335,000	335,243
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,015,000	891,328
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	850,000	744,233
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	4,215,000	3,601,866
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	665,000	712,377
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	745,000	768,758
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5.25% 6/15/2027	400,000	400,396
New Jersey St Gen. Oblig. 2% 6/1/2036	525,000	406,873
New Jersey St Gen. Oblig. 5% 6/1/2026	4,305,000	4,395,007
New Jersey St Gen. Oblig. 5% 6/1/2029	325,000	352,110
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	690,000	640,491
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (g)	2,420,000	2,015,361
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (g)	1,650,000	1,217,897
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (g)	5,000,000	3,128,224
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (g)	3,000,000	1,876,934
New Jersey Trans Trust Fund Auth 4% 6/15/2034	170,000	170,967
New Jersey Trans Trust Fund Auth 4% 6/15/2036	280,000	274,501
New Jersey Trans Trust Fund Auth 4% 6/15/2045	2,510,000	2,248,225
New Jersey Trans Trust Fund Auth 4% 6/15/2050	3,210,000	2,792,499
New Jersey Trans Trust Fund Auth 5% 6/15/2032	360,000	393,125
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,280,000	1,386,644
New Jersey Trans Trust Fund Auth 5% 6/15/2038	315,000	327,201
New Jersey Trans Trust Fund Auth 5% 6/15/2042	5,500,000	5,665,575
New Jersey Trans Trust Fund Auth 5% 6/15/2045	1,670,000	1,698,999
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	25,000,000	25,721,969
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	3,365,000	3,458,415
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	7,095,000	7,253,913
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	115,000	119,179
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,265,000	1,323,274
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	220,000	206,846
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	945,000	876,242
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,750,000	1,557,399
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,205,000	1,048,275
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	295,000	317,384
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,625,000	1,770,387
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	380,000	416,374
		80,514,491
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (f)	100,000	76,871
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(f)	98,304	63,350
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	590,000	505,232
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,610,000	1,327,231
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	20,000	20,384
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	50,000	50,918
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	40,000	40,800
		2,084,786
Housing - 0.3%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2027 (c)	1,795,000	1,849,344
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2026 (c)	1,675,000	1,696,961
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2027 (c)	1,765,000	1,809,422
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2028 (c)	1,835,000	1,896,169
		7,251,896
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	3,225,000	3,246,399
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,430,000	5,231,280
		8,477,679
Transportation - 1.1%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	135,000	137,507
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	115,000	116,873
New Jersey Turnpike Authority 5% 1/1/2028	145,000	149,227
New Jersey Turnpike Authority 5% 1/1/2030	2,380,000	2,595,571
New Jersey Turnpike Authority 5% 1/1/2046	7,000,000	7,183,439
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,915,000	2,008,269
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,015,000	2,103,594
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	2,685,000	2,790,738
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	2,395,000	2,484,408
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034 (j)	1,075,000	1,197,346
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	8,870,000	9,261,720
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2039	750,000	772,777
		30,801,469
TOTAL NEW JERSEY		163,678,581
New Jersey,New York - 0.6%
Transportation - 0.6%
Port Auth NY & NJ 5% 1/15/2042	1,295,000	1,371,180
Port Auth NY & NJ 5% 1/15/2043	2,750,000	2,892,196
Port Auth NY & NJ 5% 1/15/2047 (c)	10,480,000	10,526,537
Port Auth NY & NJ Series 227, 2% 10/1/2034 (c)	2,390,000	1,834,610
		16,624,523
TOTAL NEW JERSEY,NEW YORK		16,624,523
New Mexico - 0.7%
Education - 0.1%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (c)	945,000	959,233
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (c)	445,000	457,099
		1,416,332
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	8,235,000	8,727,926
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	20,000	20,336
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	15,000	14,694
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	15,000	14,096
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	30,000	27,138
		76,264
Housing - 0.3%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2023 D, 6.5% 9/1/2054	7,055,000	7,745,705
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	55,000	55,060
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	990,000	1,058,833
		8,859,598
TOTAL NEW MEXICO		19,080,120
New York - 9.6%
Education - 0.2%
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	65,000	65,219
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	65,000	65,067
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2038	140,000	137,729
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2040	235,000	222,680
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2039	145,000	150,286
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2041	260,000	265,940
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	3,730,000	3,012,718
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	120,000	123,635
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	340,000	337,857
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	880,000	841,071
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	50,000	48,280
Schenectady County Capital Resource Corp (Union College, NY Proj.) 5% 1/1/2040	785,000	796,154
		6,066,636
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	630,000	615,839
General Obligations - 0.9%
City of New York NY Gen. Oblig. 5% 8/1/2025	3,000,000	3,004,840
City of New York NY Gen. Oblig. 5% 8/1/2025	2,000,000	2,003,227
City of New York NY Gen. Oblig. 5% 8/1/2042	3,550,000	3,722,486
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	295,000	302,376
City of New York NY Gen. Oblig. Series E, 5% 8/1/2028	220,000	224,950
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2045	3,970,000	4,182,422
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	1,415,000	1,580,159
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	3,770,000	3,934,159
City of New York NY Series FISCAL 2025 E, 5% 8/1/2041	5,435,000	5,752,451
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	760,000	776,907
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2035	90,000	90,010
		25,573,987
Health Care - 0.0%
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2025 (f)	100,000	100,064
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (f)	100,000	94,011
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (f)	260,000	204,748
		398,823
Housing - 0.8%
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	135,000	130,236
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	1,270,000	1,211,023
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	6,565,000	6,567,264
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,335,000	1,335,383
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	445,000	445,000
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	4,100,000	4,099,928
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	2,045,000	2,049,016
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	2,280,000	2,283,470
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	650,000	465,955
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	2,435,000	2,399,418
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	1,635,000	1,666,946
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	35,000	34,824
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 226, 1.8% 4/1/2028 (c)	1,000,000	937,466
		23,625,929
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	1,300,000	1,297,844
Other - 0.1%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2038	1,400,000	1,553,617
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	1,000,000	1,116,998
		2,670,615
Special Tax - 4.0%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,065,000	5,506,922
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2043	1,190,000	1,241,382
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2044	10,195,000	10,586,887
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2045	2,710,000	2,801,440
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2033	9,280,000	10,491,630
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2030	7,000,000	7,766,475
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2032	5,005,000	5,640,211
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	585,000	595,909
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	7,100,000	7,921,513
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	2,360,000	2,658,569
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	2,505,000	2,748,959
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	675,000	475,333
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2038	585,000	606,369
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	4,140,000	2,959,303
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2039	9,000,000	8,744,004
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	295,000	306,869
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	6,845,000	7,674,758
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	7,910,000	5,628,718
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2048	8,915,000	6,425,894
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	955,000	678,387
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	12,000,000	12,726,004
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	709,395
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,315,000	1,376,628
		106,271,559
Transportation - 2.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	3,440,000	2,957,887
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,120,000	2,207,779
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	990,000	1,030,991
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2032	10,555,000	11,726,831
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2033	22,875,000	25,488,359
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	2,915,000	2,977,634
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (c)	1,705,000	1,695,697
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	415,000	444,604
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	640,000	679,809
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	700,000	737,170
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	350,000	365,000
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	240,000	248,050
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	635,000	650,876
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (c)	1,550,000	1,575,766
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (c)	1,185,000	1,196,496
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (c)	1,000,000	1,005,766
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (c)	910,000	906,877
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (c)	455,000	447,560
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	1,630,000	1,642,038
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (c)	215,000	215,005
		58,200,195
Water & Sewer - 1.4%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	5,265,000	5,317,460
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	3,785,000	3,870,389
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5.25% 6/15/2047	10,515,000	10,939,314
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	15,000,000	15,564,667
		35,691,830
TOTAL NEW YORK		260,413,257
North Carolina - 1.1%
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	565,000	442,682
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	875,000	869,605
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5.5% 9/1/2044	1,380,000	1,380,189
		2,692,476
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	5,340,000	5,269,218
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	815,000	881,102
		6,150,320
Transportation - 0.8%
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2042 (c)	1,855,000	1,936,353
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2043 (c)	1,955,000	2,028,283
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2044 (c)	1,255,000	1,295,120
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	80,000	82,901
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	75,000	77,306
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	180,000	182,608
Charlotte NC Arpt Rev Series B, 5% 7/1/2025 (c)	5,000	5,000
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (c)	5,000	5,090
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (c)	10,000	10,341
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (c)	10,000	10,323
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (c)	10,000	10,303
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (c)	15,000	15,421
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (c)	25,000	25,648
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (c)	25,000	25,523
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (c)	25,000	25,463
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (c)	30,000	30,491
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (c)	20,000	20,278
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (c)	15,000	15,172
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (c)	20,000	20,183
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (c)	60,000	60,005
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	75,000	75,557
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2054 (Assured Guaranty Municipal Corp Insured)	16,075,000	16,130,656
		22,088,025
TOTAL NORTH CAROLINA		30,930,821
North Dakota - 0.3%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	1,345,000	871,766
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2035	530,000	503,424
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2036	545,000	510,358
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2037	405,000	373,833
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	365,000	331,146
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2033	550,000	573,109
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2034	660,000	683,648
		2,975,518
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	170,000	167,641
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	800,000	826,700
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2019 C, 3.2% 7/1/2039	2,765,000	2,344,653
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	600,000	587,803
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	295,000	319,464
		4,246,261
TOTAL NORTH DAKOTA		8,093,545
Ohio - 2.1%
Education - 0.1%
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2036	1,160,000	1,234,188
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2037	495,000	520,886
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2043	1,710,000	1,711,497
		3,466,571
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	2,535,000	2,675,961
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	3,195,000	3,431,485
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,275,000	1,387,111
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,055,000	1,162,342
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,400,000	1,555,877
		10,212,776
General Obligations - 0.1%
Columbus OH City Sch Dist 5% 12/1/2029	105,000	106,920
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	260,000	281,330
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	355,000	390,515
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	475,000	513,217
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	395,000	433,961
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	595,000	644,251
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	595,000	654,914
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	195,000	210,998
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	240,000	264,010
		3,500,116
Health Care - 0.3%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	715,000	716,161
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	1,175,000	1,093,651
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	150,000	150,197
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	100,000	102,121
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2043	2,810,000	2,845,305
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	645,000	579,632
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2030	410,000	442,205
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	635,000	626,498
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	415,000	418,995
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	110,000	110,955
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	140,000	144,129
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	260,000	270,182
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	270,000	282,661
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	290,000	306,053
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	310,000	328,818
		8,417,563
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	25,000	25,293
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	810,000	880,399
		905,692
Special Tax - 0.0%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	325,000	325,320
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	485,000	477,953
		803,273
Tobacco Bonds - 0.4%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	9,705,000	6,772,181
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	260,000	215,419
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	685,000	715,212
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,275,000	2,366,070
		10,068,882
Transportation - 0.8%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (c)	2,235,000	2,402,482
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2043 (c)	9,200,000	9,495,723
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (c)	4,845,000	4,953,597
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2029	585,000	640,127
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2030	530,000	588,123
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (g)	130,000	57,742
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	195,000	208,983
		18,346,777
TOTAL OHIO		55,721,650
Oklahoma - 0.3%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	180,000	169,582
General Obligations - 0.3%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2040	850,000	915,451
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2041	925,000	987,169
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2042	1,000,000	1,056,958
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2043	1,000,000	1,050,416
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2044	1,215,000	1,270,374
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2045	1,000,000	1,040,778
		6,321,146
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	145,000	158,086
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	210,000	233,541
		391,627
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2028	65,000	65,295
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	70,000	70,316
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2036	50,000	50,199
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	100,000	100,250
		286,060
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (c)	115,000	113,484
TOTAL OKLAHOMA		7,281,899
Oregon - 1.9%
Education - 0.3%
University Oregon Gen Rev Series 2021 A, 3.5% 4/1/2052	10,000,000	7,719,802
General Obligations - 0.8%
Oregon St 5.25% 6/1/2043	1,000,000	1,079,004
Oregon St Gen. Oblig. 5.25% 6/1/2045	2,000,000	2,136,784
Oregon St Gen. Oblig. Series 2022 A, 5% 5/1/2040	3,330,000	3,531,405
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	500,000	518,298
Oregon St Gen. Oblig. Series 2025 A, 5.25% 5/1/2042	1,150,000	1,249,728
Oregon St Gen. Oblig. Series 2025 A, 5.25% 5/1/2044	1,500,000	1,609,107
Oregon St Series 2025 A, 5.25% 5/1/2045	1,700,000	1,815,442
Oregon St Series 2025 C, 5.25% 6/1/2042	1,000,000	1,087,338
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2041 (Oregon St Guaranteed) (g)	4,250,000	1,990,768
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2042 (Oregon St Guaranteed) (g)	4,155,000	1,821,744
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2037 (Oregon St Guaranteed) (g)	5,500,000	3,289,784
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (g)	1,625,000	913,633
		21,043,035
Health Care - 0.0%
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	340,000	366,883
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	1,380,000	945,308
		1,312,191
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	440,000	339,728
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	270,000	270,874
		610,602
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2040	2,000,000	2,167,163
Oregon St Dept Admin Lottery 5% 4/1/2041	1,100,000	1,180,383
		3,347,546
Transportation - 0.7%
Port of Portland Arpt Rev 5% 7/1/2041 (c)	1,760,000	1,782,481
Port of Portland Arpt Rev 5% 7/1/2045 (c)	785,000	778,009
Port of Portland Arpt Rev 5% 7/1/2052 (c)	1,480,000	1,453,423
Port of Portland Arpt Rev Series 28, 5% 7/1/2032 (c)	2,560,000	2,776,471
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (c)	4,270,000	4,572,445
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2035 (c)	3,650,000	3,878,053
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2037 (c)	2,910,000	3,049,290
		18,290,172
TOTAL OREGON		52,323,348
Pennsylvania - 5.2%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (d)	220,000	105,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (d)	335,000	160,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (d)	375,000	180,000
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (c)	1,140,000	1,193,581
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	25,000	25,287
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	65,000	65,532
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	65,000	65,888
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	80,000	80,684
		1,877,372
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	30,000	32,177
General Obligations - 1.8%
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2040 (Assured Guaranty Municipal Corp Insured)	4,650,000	4,936,826
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Municipal Corp Insured)	850,000	894,073
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2026	515,000	525,020
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	275,000	291,481
Lancaster PA Sch Dist 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	2,500,000	2,613,490
Lancaster PA Sch Dist 5% 6/1/2043 (Build America Mutual Assurance Co Insured)	1,810,000	1,879,679
Lancaster PA Sch Dist 5% 6/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,066,262
Pennsylvania St Gen. Oblig. 5% 9/1/2029	10,000,000	10,892,547
Pennsylvania St Gen. Oblig. 5% 9/1/2031	2,500,000	2,789,905
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	2,795,000	2,786,262
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	4,160,000	4,160,255
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2044	1,875,000	1,988,232
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2045	4,740,000	5,007,339
Philadelphia PA Sch Dist 4% 9/1/2035	385,000	382,136
Philadelphia PA Sch Dist 5% 9/1/2025	445,000	446,050
Philadelphia PA Sch Dist 5% 9/1/2027	490,000	500,161
Philadelphia PA Sch Dist 5% 9/1/2028	710,000	723,576
Philadelphia PA Sch Dist 5% 9/1/2028	410,000	416,144
Philadelphia PA Sch Dist 5% 9/1/2029	460,000	467,104
Philadelphia PA Sch Dist 5% 9/1/2030	400,000	428,094
Philadelphia PA Sch Dist 5% 9/1/2031	320,000	342,007
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	185,000	195,713
Philadelphia PA Sch Dist 5% 9/1/2036	95,000	98,231
Philadelphia PA Sch Dist 5% 9/1/2037	55,000	56,606
Philadelphia PA Sch Dist 5% 9/1/2038	90,000	92,194
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	130,000	131,358
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	345,000	351,676
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	65,000	65,097
		45,527,518
Health Care - 0.5%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	55,000	55,932
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	60,000	60,954
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	255,000	249,282
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	125,000	118,439
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	130,000	119,689
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	255,000	228,182
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	20,000	20,008
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	65,000	65,988
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	105,000	105,994
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	80,000	80,432
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	85,000	85,356
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	110,000	110,383
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	75,000	75,138
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	80,000	79,354
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	85,000	82,736
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	255,000	244,329
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	305,000	287,056
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	1,890,000	1,927,454
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2033	1,615,000	1,766,942
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2034	1,265,000	1,380,627
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	6,500,000	5,318,680
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	50,000	50,830
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	50,000	50,920
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	50,000	50,932
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	75,000	73,536
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	130,000	126,471
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	415,000	371,763
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	205,000	171,337
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	55,000	55,001
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	25,000	24,983
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	230,000	219,643
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	40,000	40,202
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	645,000	542,955
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	555,000	571,444
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	140,000	123,700
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	335,000	279,435
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	390,000	385,576
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2043	280,000	280,717
		15,882,400
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	710,000	719,342
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027 (c)	395,000	405,332
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	40,000	39,911
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	985,000	982,541
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 5% 10/1/2050	2,425,000	2,404,637
		4,551,763
Transportation - 2.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Municipal Corp Insured) (c)	4,145,000	3,600,580
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (c)	3,940,000	4,184,195
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (c)	4,640,000	4,903,582
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	2,730,000	2,684,326
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (c)	1,655,000	1,597,249
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2028 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,040,439
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,066,842
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2039 (Assured Guaranty Municipal Corp Insured) (c)	1,400,000	1,481,546
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Municipal Corp Insured) (c)	1,600,000	1,675,918
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2041 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,064,820
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2042 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,057,492
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2043 (Assured Guaranty Municipal Corp Insured) (c)	1,500,000	1,578,579
Pennsylvania Turnpike Commission 5% 12/1/2027	220,000	232,128
Pennsylvania Turnpike Commission 5% 12/1/2028	215,000	231,239
Pennsylvania Turnpike Commission 5% 12/1/2044	4,500,000	4,669,872
Pennsylvania Turnpike Commission 5% 12/1/2047	1,635,000	1,676,013
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2046	2,645,000	2,694,520
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	1,650,000	1,743,380
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2036	620,000	680,070
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2038	2,500,000	2,673,172
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2039	3,000,000	3,172,067
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2040	2,375,000	2,490,562
Philadelphia PA Airport Rev 5% 7/1/2025	50,000	50,000
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	150,000	152,785
Philadelphia PA Airport Rev 5% 7/1/2026	50,000	51,102
Philadelphia PA Airport Rev 5% 7/1/2027 (c)	125,000	129,236
Philadelphia PA Airport Rev 5% 7/1/2027	40,000	41,821
Philadelphia PA Airport Rev 5% 7/1/2028 (c)	150,000	154,234
Philadelphia PA Airport Rev 5% 7/1/2029 (c)	115,000	118,064
Philadelphia PA Airport Rev 5% 7/1/2032 (c)	805,000	818,907
Philadelphia PA Airport Rev 5% 7/1/2034 (c)	205,000	207,298
Philadelphia PA Airport Rev Series 2021, 4% 7/1/2046 (Assured Guaranty Municipal Corp Insured) (c)	1,620,000	1,383,614
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	3,765,000	3,834,915
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (c)	5,190,000	5,365,867
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	550,000	577,047
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (c)	1,100,000	1,159,461
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (c)	590,000	617,772
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2051 (c)	1,000,000	987,358
		61,848,072
Water & Sewer - 0.4%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	50,000	52,196
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	80,000	84,709
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	50,000	52,620
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2049	5,450,000	5,657,972
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054	4,000,000	4,132,152
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	200,000	207,841
		10,187,490
TOTAL PENNSYLVANIA		139,906,792
Puerto Rico - 0.8%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	8,240,022	5,696,579
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,927,686	1,880,706
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	695,000	669,176
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	850,000	809,840
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	201,149	207,000
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,000,434	1,055,266
		10,318,567
Special Tax - 0.3%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (g)	8,088,000	6,310,364
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2046 (g)	4,500,000	1,424,915
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 5% 7/1/2058	10,000	9,401
		7,744,680
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (f)	400,000	414,556
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	945,000	968,338
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (f)	1,125,000	978,157
		2,361,051
TOTAL PUERTO RICO		20,424,298
Rhode Island - 0.7%
Education - 0.7%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2040	1,000,000	1,037,538
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	2,550,000	2,552,860
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	3,005,000	2,952,845
Rhode Island St Student Ln 3.5% 12/1/2034 (c)	70,000	66,661
Rhode Island St Student Ln 5% 12/1/2028 (c)	500,000	521,155
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2028 (c)	2,940,000	3,064,397
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2029 (c)	4,380,000	4,591,250
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (c)	1,605,000	1,690,325
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2029 (c)	1,825,000	1,913,021
		18,390,052
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	420,000	420,888
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	425,000	423,720
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	395,000	390,341
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	40,000	40,163
		854,224
TOTAL RHODE ISLAND		19,665,164
South Carolina - 1.0%
Electric Utilities - 0.9%
South Carolina St Svc Auth Rev 5% 12/1/2041	2,250,000	2,337,183
South Carolina St Svc Auth Rev 5% 12/1/2042	1,750,000	1,801,956
South Carolina St Svc Auth Rev 5% 12/1/2043	1,750,000	1,790,933
South Carolina St Svc Auth Rev 5% 12/1/2044	2,000,000	2,035,874
South Carolina St Svc Auth Rev 5% 12/1/2045	3,000,000	3,039,965
South Carolina St Svc Auth Rev 5% 12/1/2046	2,750,000	2,775,148
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	150,000	151,421
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	15,000	15,008
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,060,000	1,084,904
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,465,000	1,534,027
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	365,000	331,500
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	3,360,000	3,539,879
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	540,000	544,741
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	3,995,000	4,060,222
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	55,000	55,610
		25,098,371
Health Care - 0.1%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.25% 11/15/2039	850,000	877,186
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	365,000	382,303
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	660,000	570,118
		1,829,607
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	65,000	65,439
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	495,000	538,854
		604,293
Transportation - 0.0%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	145,000	146,495
TOTAL SOUTH CAROLINA		27,678,766
South Dakota - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	15,000	15,308
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	15,000	15,640
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	30,000	31,226
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	35,000	36,294
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	730,000	548,590
		647,058
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	415,000	449,705
TOTAL SOUTH DAKOTA		1,096,763
Tennessee - 1.4%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	4,700,000	4,605,340
Electric Utilities - 0.6%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2028	1,000,000	1,066,204
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2040	1,750,000	1,879,863
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,585,000	1,656,179
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2028	3,000,000	3,198,614
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2031	4,365,000	4,872,749
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2033	1,755,000	1,994,994
		14,668,603
General Obligations - 0.1%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2027	3,010,000	3,117,385
Health Care - 0.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	610,000	529,749
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	560,000	561,260
		1,091,009
Housing - 0.0%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	555,000	548,034
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	235,000	230,889
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	140,000	107,204
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	165,000	119,056
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	375,000	306,468
		1,311,651
Transportation - 0.5%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (c)	235,000	237,627
Metro Nashville Arpt Auth Rev 5% 7/1/2052 (c)	3,250,000	3,191,638
Metro Nashville Arpt Auth Rev 5.5% 7/1/2039 (c)	2,000,000	2,132,839
Metro Nashville Arpt Auth Rev 5.5% 7/1/2040 (c)	2,000,000	2,124,182
Metro Nashville Arpt Auth Rev 5.5% 7/1/2042 (c)	3,500,000	3,657,869
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (c)	130,000	130,000
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (c)	965,000	981,789
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	125,000	122,208
		12,578,152
TOTAL TENNESSEE		37,372,140
Texas - 8.5%
Education - 0.2%
Board of Regents of the University of Texas System Series 2020 C, 5% 8/15/2031	880,000	985,490
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	35,000	35,413
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	20,000	20,746
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	35,000	36,270
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	30,000	31,019
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	65,000	65,688
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	50,000	50,450
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	1,785,000	1,910,726
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	150,000	151,404
University North Tex Univ Rev 5% 4/15/2030	1,050,000	1,151,488
University North Tex Univ Rev 5% 4/15/2032	1,515,000	1,694,178
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	105,000	108,358
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	105,000	107,137
		6,348,367
Electric Utilities - 0.8%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	370,000	376,613
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2027	440,000	456,115
Lower Colorado River Authority Series 2015D, 5% 5/15/2028	110,000	110,151
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	1,795,000	1,863,469
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	2,010,000	2,032,402
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	11,515,000	11,954,231
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	3,500,000	3,580,671
		20,373,652
Escrowed/Pre-Refunded - 0.0%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	25,000	25,000
General Obligations - 4.5%
Aldine TX Indpt Sch Dist Series 2024A, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,810,000	3,070,543
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,500,000	1,207,126
Birdville TX Indpt Sch Dist 2.375% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,785,000	1,483,953
City of Coppell TX Gen. Oblig. Series 2020, 1.5% 2/1/2036	1,485,000	1,067,858
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	1,460,000	1,064,099
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,925,000	1,690,018
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,715,000	1,895,962
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,050,000	3,344,579
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,472,298
Corpus Christi TX Gen. Oblig. 5% 3/1/2039	2,110,000	2,220,078
Corpus Christi TX Gen. Oblig. 5% 3/1/2040	2,215,000	2,312,288
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	3,365,000	3,558,340
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	2,710,000	2,914,570
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	3,435,000	3,746,529
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	1,445,000	1,592,895
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	2,855,000	3,171,273
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	1,445,000	1,611,711
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,545,000	2,790,559
Dallas TX ISD 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,391,796
Dallas TX ISD 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	3,500,000	3,631,745
Dallas TX ISD 5% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	7,720,000	7,863,835
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2040	1,125,000	1,198,483
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2041	1,255,000	1,324,806
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2043	1,625,000	1,695,411
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,530,000	1,107,338
Denton TX Gen. Oblig. Series 2023, 5% 2/15/2041	2,185,000	2,283,101
El Paso Independent School District Series 2020, 5% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed)	220,000	220,513
El Paso Independent School District Series 2020, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	380,000	389,692
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	505,000	488,339
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	380,000	342,148
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2028	500,000	536,337
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2029	500,000	544,953
Harris Cnty TX Gen. Oblig. 0% 8/15/2025 (National Public Finance Guarantee Corporation Insured) (g)	150,000	149,387
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	255,000	231,231
Houston TX Gen. Oblig. 5% 3/1/2032	100,000	102,608
Houston TX Gen. Oblig. 5.25% 3/1/2049	10,570,000	10,896,876
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2034	3,000,000	3,325,649
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2035	275,000	302,201
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2036	1,000,000	1,089,285
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	900,000	971,950
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2038	1,450,000	1,552,201
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2039	2,000,000	2,153,121
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	1,800,000	1,917,832
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2041	1,000,000	1,058,258
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2042	2,750,000	2,888,259
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	3,350,000	3,502,962
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,170,000	1,234,117
Leander Independent School District Series 2025 A, 0% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed) (g)	700,000	569,397
Leander Independent School District Series 2025 A, 0% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed) (g)	700,000	546,336
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (g)	1,185,000	805,620
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,035,000	2,194,384
Leander Independent School District Series 2025 B, 5% 8/15/2030	1,445,000	1,581,014
Leander Independent School District Series 2025 B, 5% 8/15/2031	2,090,000	2,309,229
Leander Independent School District Series 2025 B, 5% 8/15/2032	2,145,000	2,384,253
Mansfield TX Gen. Oblig. 2.5% 2/15/2038	1,150,000	931,242
New Braunfels TX Isd 2.5% 2/1/2035 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,594,634
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,135,000	5,111,709
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	4,345,000	4,361,013
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,010,000	1,017,640
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,000,000	1,104,848
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (g)	250,000	192,285
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (g)	100,000	77,520
		121,390,237
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	1,825,000	1,940,674
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	70,000	70,273
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2021 A, 3% 10/1/2051	1,000,000	698,862
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	25,000	25,394
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	95,000	96,277
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	50,000	50,521
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	55,000	55,102
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	40,000	41,701
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	100,000	103,865
		3,082,669
Housing - 0.3%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,035,000	1,049,682
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	2,100,000	2,287,884
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	1,032,290	892,347
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	205,000	203,882
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2018 A, 4.25% 9/1/2048	3,195,000	2,934,341
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	155,000	156,213
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	1,730,000	1,886,891
		9,411,240
Special Tax - 0.1%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	3,195,000	3,113,200
Transportation - 1.4%
Austin Tex Airport Sys 5% 11/15/2026 (c)	50,000	50,076
Austin Tex Airport Sys 5% 11/15/2027 (c)	65,000	65,045
Austin Tex Airport Sys 5% 11/15/2028 (c)	75,000	75,049
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (c)	50,000	50,914
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (c)	80,000	81,299
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (c)	60,000	60,686
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (c)	65,000	65,395
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (c)	105,000	105,478
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (c)	70,000	70,196
Central TX Regl Mobility Auth Rev 5% 1/1/2027	1,055,000	1,064,985
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2028	65,000	65,109
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (c)	880,000	876,823
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (c)	100,000	104,215
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (c)	105,000	109,219
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (c)	75,000	77,650
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (c)	90,000	92,799
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2047 (c)	6,675,000	5,678,957
Dallas Fort Worth International Airport Series 2022B, 5% 11/1/2037	3,000,000	3,221,067
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2038	160,000	163,948
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	5,825,000	6,099,959
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	585,000	591,027
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (c)	50,000	50,280
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (c)	110,000	110,219
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (c)	165,000	165,324
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (c)	100,000	100,195
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (c)	185,000	185,295
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (c)	50,000	50,241
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (c)	50,000	51,116
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (c)	50,000	50,916
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (c)	90,000	91,602
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (c)	65,000	66,103
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (c)	50,000	50,804
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (c)	115,000	116,583
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (c)	130,000	131,451
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (c)	50,000	50,489
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (c)	50,000	50,413
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	7,375,000	5,124,756
North TX Twy Auth Rev 3% 1/1/2046	9,330,000	6,754,487
North TX Twy Auth Rev 5% 1/1/2030	20,000	20,179
North TX Twy Auth Rev 5% 1/1/2031	50,000	50,472
North TX Twy Auth Rev 5% 1/1/2031	30,000	30,251
North TX Twy Auth Rev 5% 1/1/2033	60,000	61,357
North TX Twy Auth Rev 5% 1/1/2034	150,000	167,779
North TX Twy Auth Rev 5% 1/1/2034	75,000	76,538
North TX Twy Auth Rev 5% 1/1/2035	110,000	112,054
North TX Twy Auth Rev 5% 1/1/2036	65,000	65,378
North TX Twy Auth Rev 5% 1/1/2037	65,000	65,969
North TX Twy Auth Rev Series 2018, 4% 1/1/2037	625,000	604,212
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,280,000	1,208,575
North TX Twy Auth Rev Series A, 5% 1/1/2035	1,000,000	1,120,057
North TX Twy Auth Rev Series A, 5% 1/1/2039	1,650,000	1,684,035
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	210,000	203,428
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2039	530,000	489,921
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	440,000	400,223
		38,330,598
Water & Sewer - 1.1%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	1,000,000	1,075,545
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	1,250,000	1,330,467
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	1,750,000	1,846,936
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	2,000,000	2,097,882
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2041	2,000,000	2,081,583
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	3,000,000	3,101,405
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2049	3,185,000	3,237,740
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	1,000,000	1,069,789
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	3,470,000	3,582,311
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	585,000	586,964
Houston TX Util Sys Rev 4% 11/15/2043	1,030,000	926,242
Houston TX Util Sys Rev 5% 11/15/2045	1,030,000	1,048,562
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	625,000	628,697
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	2,330,000	2,560,550
Texas Wtr Dev Brd 3% 10/15/2038	1,000,000	859,469
Texas Wtr Dev Brd 5% 8/1/2030	295,000	326,245
Texas Wtr Dev Brd Series 2022, 4.45% 10/15/2036	3,000,000	3,092,102
		29,452,489
TOTAL TEXAS		231,527,452
Utah - 0.6%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	351,596	274,821
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (f)	1,000,000	933,351
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (h)(j)	604,000	457,107
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055 (j)	3,223,000	3,266,086
		4,656,544
Transportation - 0.4%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (c)	100,000	100,000
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	215,000	221,948
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (c)	190,000	194,877
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (c)	140,000	143,408
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (c)	265,000	270,844
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (c)	205,000	208,718
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (c)	205,000	207,774
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (c)	275,000	277,952
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (c)	690,000	695,388
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2042 (c)	1,240,000	1,233,622
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (c)	485,000	498,625
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (c)	815,000	870,532
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2042 (c)	2,500,000	2,566,421
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2043 (c)	2,715,000	2,772,908
		10,263,017
TOTAL UTAH		15,194,382
Vermont - 0.0%
Education - 0.0%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	230,000	196,672
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	290,000	235,738
Vermont St Stud Assit Corp 5% 6/15/2028 (c)	295,000	304,527
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2027 (c)	295,000	302,114
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2029 (c)	500,000	515,502
		1,554,553
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	290,000	283,099
TOTAL VERMONT		1,837,652
Virginia - 0.4%
General Obligations - 0.1%
Arlington Cnty VA Gen. Oblig. Series 2021, 5% 6/15/2028	1,340,000	1,433,092
Culpeper County Economic Development Authority (Culpeper Cnty VA Proj.) 5% 6/1/2041	1,000,000	1,062,378
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	45,000	46,994
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	675,000	677,144
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	1,235,000	1,333,088
		4,552,696
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,250,000	1,532,866
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	30,000	29,492
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	35,000	33,230
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	75,000	76,281
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	30,000	30,465
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	20,000	20,229
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	40,000	40,397
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	110,000	110,940
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	75,000	75,384
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	75,000	75,324
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	50,000	49,727
		2,074,335
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	740,000	766,153
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2035 (c)	955,000	925,545
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (c)	720,000	694,341
		1,619,886
Water & Sewer - 0.1%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2035	1,345,000	1,082,811
Chesapeake VA Wtr & Swr Sys 2% 7/1/2036	1,370,000	1,069,113
		2,151,924
TOTAL VIRGINIA		11,164,994
Washington - 3.9%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	1,280,000	892,159
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	865,000	786,827
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	110,000	111,301
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	110,000	111,212
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	115,000	115,145
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	175,000	174,628
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	1,280,000	985,129
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.625% 7/1/2038 (f)	1,215,000	1,306,682
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.875% 7/1/2043 (f)	1,350,000	1,427,634
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.125% 7/1/2053 (f)	3,000,000	3,174,475
		9,085,192
Electric Utilities - 0.8%
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	4,385,000	4,898,037
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	4,000,000	4,467,992
Energy Norwthwest WA Elec Rev 5% 7/1/2041 (Bonneville Power Administration Guaranteed)	6,205,000	6,600,110
Energy Norwthwest WA Elec Rev 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	4,100,000	4,295,869
		20,262,008
General Obligations - 1.5%
City of Olympia WA Gen. Oblig. 2% 12/1/2030	1,265,000	1,146,422
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,325,000	2,432,702
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	1,000,000	1,012,381
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	180,000	184,923
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2041	3,225,000	3,379,273
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	2,985,000	3,136,843
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2030	12,740,000	13,985,078
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2031	6,630,000	7,373,463
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	3,875,000	4,370,342
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,360,000	1,435,472
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	105,000	107,247
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	850,000	860,198
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	590,000	590,825
		40,015,169
Health Care - 0.1%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	605,000	543,502
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	40,000	40,000
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	80,000	82,117
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	95,000	97,814
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	35,000	35,943
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	45,000	46,139
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	55,000	56,301
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	100,000	102,132
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	145,000	147,728
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	35,000	35,574
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	485,000	476,517
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 5% 10/1/2025	260,000	260,308
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	2,050,000	2,124,681
		4,048,756
Housing - 0.3%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2026	165,000	166,228
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2028	105,000	106,880
Seattle Wash Hsg Auth Rev Series 2020 A, 3% 6/1/2052	3,325,000	2,248,685
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	255,000	247,990
Seattle Wash Hsg Auth Rev Series 2021, 3% 6/1/2046	1,010,000	737,322
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	1,080,000	1,092,838
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	725,000	739,895
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,600,000	1,627,233
		6,967,071
Special Tax - 0.2%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	1,940,000	1,250,082
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	335,000	250,773
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	4,190,000	4,245,199
		5,746,054
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (c)	185,000	158,434
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (c)	2,200,000	2,264,214
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (c)	440,000	435,166
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (c)	465,000	465,572
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	640,000	652,889
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	395,000	408,642
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	1,105,000	1,157,927
Port Seattle WA Rev Series B, 5% 10/1/2028 (c)	175,000	177,124
Port Seattle WA Rev Series B, 5% 10/1/2030 (c)	100,000	100,954
		5,820,922
Water & Sewer - 0.5%
King Cnty WA Swr Rev Series 2016A, 4% 7/1/2040	3,055,000	2,918,283
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2032	2,020,000	2,277,793
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2034	4,050,000	4,627,082
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2037	1,000,000	1,111,856
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2043	900,000	940,905
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2045	900,000	935,285
		12,811,204
TOTAL WASHINGTON		104,756,376
West Virginia - 1.1%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	4,550,000	4,581,005
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	1,900,000	1,912,947
		6,493,952
Health Care - 0.9%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	80,000	82,321
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	70,000	71,839
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	725,000	701,635
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	3,440,000	3,683,146
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	11,390,000	12,112,494
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2039	1,125,000	1,177,815
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,030,000	1,068,521
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,030,000	1,058,526
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	1,830,000	1,861,651
		21,817,948
Transportation - 0.0%
West Virginia Parkways Authority Series 2021, 5% 6/1/2026	295,000	300,763
West Virginia Parkways Authority Series 2021, 5% 6/1/2027	295,000	307,552
West Virginia Parkways Authority Series 2021, 5% 6/1/2028	440,000	467,895
		1,076,210
TOTAL WEST VIRGINIA		29,388,110
Wisconsin - 1.3%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (f)	100,000	96,663
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	360,000	353,489
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	780,000	744,939
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	120,000	128,775
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2032	250,000	266,205
		1,590,071
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	585,000	610,584
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2037	585,000	440,847
Madison WI Gen. Oblig. 3% 10/1/2036	1,385,000	1,255,983
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2038	2,475,000	2,687,160
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2042	1,865,000	1,966,896
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2043	2,250,000	2,353,012
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2044	1,975,000	2,060,780
		10,764,678
Health Care - 0.8%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	2,645,000	1,916,432
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	900,000	793,127
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2034	1,750,000	1,844,589
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	155,000	153,014
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	655,000	465,624
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	625,000	634,732
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (f)	130,000	124,028
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (f)	110,000	101,279
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (f)	70,000	70,779
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (f)	50,000	50,176
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 3% 1/1/2050	1,290,000	897,111
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	255,000	256,693
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2028	120,000	121,316
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	1,610,000	1,420,335
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	1,000,000	990,198
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2026	105,000	105,978
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,235,000	1,316,748
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	850,000	906,591
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	6,800,000	4,638,050
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	865,000	720,326
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	450,000	365,893
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	795,000	750,682
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	850,000	890,057
		19,533,758
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	1,365,000	1,368,088
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	2,640,000	1,927,200
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (f)	625,000	493,750
		2,420,950
TOTAL WISCONSIN		36,288,129
TOTAL MUNICIPAL SECURITIES (Cost $2,664,451,742)		2,624,093,344

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $109,681,891)	2.90	109,659,959	109,681,891

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,774,133,633)	2,733,775,235
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(18,717,083)
NET ASSETS - 100.0%	2,715,058,152

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Non-income producing - Security is in default.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,054,860 or 0.6% of net assets.

(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	138,724,561	557,680,577	586,723,247	2,173,924	-	-	109,681,891	109,659,959	3.9%
Total	138,724,561	557,680,577	586,723,247	2,173,924	-	-	109,681,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	166,824,256	-	166,824,256	-
Electric Utilities	161,110,179	-	161,110,179	-
Escrowed/Pre-Refunded	3,650,007	-	3,650,007	-
General Obligations	910,354,008	-	910,354,008	-
Health Care	275,848,610	-	275,171,618	676,992
Housing	138,684,706	-	138,684,706	-
Industrial Development	30,501,211	-	30,501,211	-
Other	2,670,615	-	2,670,615	-
Special Tax	262,723,369	-	262,723,369	-
Tobacco Bonds	23,897,975	-	23,897,975	-
Transportation	486,847,008	-	486,847,008	-
Water & Sewer	160,981,400	-	160,981,400	-

Money Market Funds	109,681,891	109,681,891	-	-
Total Investments in Securities:	2,733,775,235	109,681,891	2,623,416,352	676,992
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,664,451,742)	$2,624,093,344
Fidelity Central Funds (cost $109,681,891)	109,681,891

Total Investment in Securities (cost $2,774,133,633)		$2,733,775,235
Cash		99,800
Receivable for securities sold on a delayed delivery basis		3,106,350
Receivable for fund shares sold		5,293,471
Interest receivable		29,159,433
Distributions receivable from Fidelity Central Funds		418,701
Other receivables		84
Total assets		2,771,853,074
Liabilities
Payable for investments purchased on a delayed delivery basis	$46,934,157
Payable for fund shares redeemed	2,031,567
Distributions payable	7,035,124
Accrued management fee	736,990
Other payables and accrued expenses	57,084
Total liabilities		56,794,922
Net Assets		$2,715,058,152
Net Assets consist of:
Paid in capital		$2,763,767,059
Total accumulated earnings (loss)		(48,708,907)
Net Assets		$2,715,058,152
Net Asset Value, offering price and redemption price per share ($2,715,058,152 ÷ 281,261,153 shares)		$9.65
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$42,288,449
Income from Fidelity Central Funds		2,173,924
Total income		44,462,373
Expenses
Management fee	$3,959,800
Custodian fees and expenses	12,154
Independent trustees' fees and expenses	2,947
Registration fees	198,481
Audit fees	35,227
Legal	1,141
Miscellaneous	4,812
Total expenses before reductions	4,214,562
Expense reductions	(324)
Total expenses after reductions		4,214,238
Net Investment income (loss)		40,248,135
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,088,969)
Total net realized gain (loss)		(3,088,969)
Change in net unrealized appreciation (depreciation) on investment securities		(43,110,108)
Net gain (loss)		(46,199,077)
Net increase (decrease) in net assets resulting from operations		$(5,950,942)
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,248,135	$68,799,040
Net realized gain (loss)	(3,088,969)	866,744
Change in net unrealized appreciation (depreciation)	(43,110,108)	(33,155,532)
Net increase (decrease) in net assets resulting from operations	(5,950,942)	36,510,252
Distributions to shareholders	(39,008,800)	(66,649,568)

Share transactions
Proceeds from sales of shares	1,492,477,529	984,057,973
Reinvestment of distributions	614,827	22,861
Cost of shares redeemed	(984,357,627)	(625,587,744)

Net increase (decrease) in net assets resulting from share transactions	508,734,729	358,493,090
Total increase (decrease) in net assets	463,774,987	328,353,774

Net Assets
Beginning of period	2,251,283,165	1,922,929,391
End of period	$2,715,058,152	$2,251,283,165

Other Information
Shares
Sold	155,021,678	99,208,861
Issued in reinvestment of distributions	63,809	2,309
Redeemed	(102,420,624)	(63,170,893)
Net increase (decrease)	52,664,863	36,040,277

Financial Highlights
Fidelity® SAI Municipal Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.85	$9.99	$9.58	$10.88	$10.85	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.164	.329	.310	.218	.203	.265
Net realized and unrealized gain (loss)	(.205)	(.150)	.399	(1.297)	.048	.183
Total from investment operations	(.041)	.179	.709	(1.079)	.251	.448
Distributions from net investment income	(.159)	(.318)	(.299)	(.221)	(.207)	(.266)
Distributions from net realized gain	-	(.001)	-	-	(.014)	(.032)
Total distributions	(.159)	(.319)	(.299)	(.221)	(.221)	(.298)
Net asset value, end of period	$9.65	$9.85	$9.99	$9.58	$10.88	$10.85
Total Return C,D	(.42) %	1.83%	7.55%	(9.94)%	2.33%	4.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36% G	.35%	.37%	.38%	.36%	.37%
Expenses net of fee waivers, if any	.36 % G	.34%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36% G	.34%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.40% G	3.32%	3.22%	2.16%	1.87%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,715,058	$2,251,283	$1,922,929	$1,106,405	$2,513,106	$1,586,052
Portfolio turnover rate H	13 % G	10%	14%	26% I	4%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity SAI Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,231,755
Gross unrealized depreciation	(62,567,774)
Net unrealized appreciation (depreciation)	$(35,336,019)
Tax cost	$2,769,111,254

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,269,697)
Long-term	(7,133,439)
Total capital loss carryforward	$(10,403,136)

Due to large redemptions in a prior period, Fidelity SAI Municipal Income Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Income Fund	725,656,583	145,601,895
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Municipal Income Fund	21,013,696	-	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Municipal Income Fund	1,774
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $324.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887614.106
SIM-SANN-0825
Fidelity® International Bond Index Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Bond Index Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 69.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 2.4%
Australian Commonwealth 1% 12/21/2030 (b)	AUD	542,000	311,628
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	490,000	278,399
Australian Commonwealth 1.75% 6/21/2051 (b)	AUD	809,000	289,010
Australian Commonwealth 2.25% 5/21/2028 (b)	AUD	2,740,000	1,753,577
Australian Commonwealth 2.75% 11/21/2027 (b)	AUD	1,360,000	885,095
Australian Commonwealth 2.75% 11/21/2028 (b)	AUD	1,329,000	859,401
Australian Commonwealth 2.75% 11/21/2029 (b)	AUD	3,840,000	2,459,994
Australian Commonwealth 2.75% 5/21/2041 (b)	AUD	244,000	128,458
Australian Commonwealth 3% 11/21/2033 (b)	AUD	3,690,000	2,254,178
Australian Commonwealth 3% 3/21/2047 (b)	AUD	808,000	406,454
Australian Commonwealth 3.25% 4/21/2029 (b)	AUD	70,000	45,922
Australian Commonwealth 3.5% 12/21/2034 (b)	AUD	1,940,000	1,215,499
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	1,910,000	1,228,016
Australian Commonwealth 4.5% 4/21/2033 (b)	AUD	980,000	669,767
Australian Commonwealth 4.75% 4/21/2027 (b)	AUD	370,000	250,008
New South Wales Treasury Corp 1.25% 11/20/2030	AUD	670,000	384,804
New South Wales Treasury Corp 1.75% 3/20/2034 (b)	AUD	840,000	436,522
New South Wales Treasury Corp 2% 3/20/2031	AUD	1,106,000	652,502
New South Wales Treasury Corp 3% 4/20/2029 (b)	AUD	860,000	553,206
New South Wales Treasury Corp 3% 5/20/2027 (b)	AUD	620,000	405,311
New South Wales Treasury Corp 4.25% 2/20/2036 (b)	AUD	470,000	291,578
New South Wales Treasury Corp 4.75% 2/20/2037 (b)	AUD	600,000	383,679
Queensland Treasury Corp 1.75% 7/20/2034 (b)(c)	AUD	450,000	229,503
Queensland Treasury Corp 1.75% 8/21/2031 (b)(c)	AUD	2,631,000	1,504,547
Queensland Treasury Corp 2% 8/22/2033	AUD	1,000,000	541,177
Queensland Treasury Corp 2.25% 11/20/2041 (b)(c)	AUD	70,000	30,154
Queensland Treasury Corp 3.25% 7/21/2026 (b)(c)	AUD	247,000	162,394
Queensland Treasury Corp 3.25% 7/21/2028 (b)(c)	AUD	154,000	100,587
Queensland Treasury Corp 3.5% 8/21/2030 (b)(c)	AUD	58,000	37,421
South Australian Government Financing Authority 1.75% 5/24/2032 (b)	AUD	490,000	273,474
South Australian Government Financing Authority 2% 5/23/2036 (b)	AUD	150,000	73,696
Treasury Corp of Victoria 0.5% 11/20/2025	AUD	110,000	71,619
Treasury Corp of Victoria 1.25% 11/19/2027	AUD	952,000	595,532
Treasury Corp of Victoria 1.5% 11/20/2030	AUD	1,347,000	779,187
Treasury Corp of Victoria 1.5% 9/10/2031	AUD	1,000,000	561,231
Treasury Corp of Victoria 2% 11/20/2037	AUD	260,000	120,348
Treasury Corp of Victoria 2.25% 11/20/2034	AUD	350,000	185,245
Treasury Corp of Victoria 2.25% 11/20/2042	AUD	330,000	137,670
Treasury Corp of Victoria 2.5% 10/22/2029	AUD	424,000	264,857
Treasury Corp of Victoria 4.75% 9/15/2036	AUD	50,000	32,019
Treasury Corp of Victoria 5% 11/20/2040	AUD	300,000	187,304
Treasury Corp of Victoria 5.25% 9/15/2038	AUD	410,000	268,762
Western Australian Treasury Corp 3% 10/21/2026 (b)	AUD	1,842,000	1,207,912
Western Australian Treasury Corp 4.25% 7/20/2033	AUD	150,000	97,645
TOTAL AUSTRALIA			23,605,292
AUSTRIA - 1.0%
Austrian Republic 0% 10/20/2028 (b)(c)	EUR	600,000	658,646
Austrian Republic 0% 10/20/2040 (b)(c)	EUR	788,000	558,570
Austrian Republic 0% 2/20/2030 (b)(c)	EUR	1,352,000	1,430,527
Austrian Republic 0% 2/20/2031 (b)(c)	EUR	190,000	194,679
Austrian Republic 0.5% 2/20/2029 (b)(c)	EUR	1,257,000	1,392,924
Austrian Republic 0.5% 4/20/2027 (b)(c)	EUR	1,281,000	1,471,187
Austrian Republic 0.7% 4/20/2071 (b)(c)	EUR	80,000	34,182
Austrian Republic 0.75% 10/20/2026 (b)(c)	EUR	185,000	214,774
Austrian Republic 0.75% 2/20/2028 (b)(c)	EUR	355,000	404,318
Austrian Republic 0.75% 3/20/2051 (b)(c)	EUR	930,000	592,733
Austrian Republic 0.85% 6/30/2120 (b)(c)	EUR	670,000	256,499
Austrian Republic 0.9% 2/20/2032 (b)(c)	EUR	394,000	415,330
Austrian Republic 1.5% 11/2/2086 (b)(c)	EUR	150,000	86,497
Austrian Republic 1.5% 2/20/2047 (b)(c)	EUR	293,000	241,822
Austrian Republic 2% 7/15/2026 (b)(c)	EUR	470,000	554,359
Austrian Republic 2.4% 5/23/2034 (b)(c)	EUR	40,000	45,343
Austrian Republic 2.9% 2/20/2033 (b)(c)	EUR	140,000	166,507
Austrian Republic 2.9% 2/20/2034 (b)(c)	EUR	620,000	732,102
Austrian Republic 2.95% 2/20/2035 (b)(c)	EUR	440,000	517,185
Austrian Republic 3.15% 6/20/2044 (b)(c)	EUR	10,000	11,340
Austrian Republic 4.15% 3/15/2037 (b)(c)	EUR	20,000	25,861
TOTAL AUSTRIA			10,005,385
BELGIUM - 1.4%
Kingdom of Belgium 0% 10/22/2027 (b)(c)	EUR	1,690,000	1,901,411
Kingdom of Belgium 0.1% 6/22/2030 (b)(c)	EUR	1,015,000	1,065,165
Kingdom of Belgium 0.35% 6/22/2032 (b)(c)	EUR	549,000	548,615
Kingdom of Belgium 0.4% 6/22/2040 (b)(c)	EUR	1,212,000	909,123
Kingdom of Belgium 0.65% 6/22/2071 (b)(c)	EUR	590,000	219,812
Kingdom of Belgium 0.8% 6/22/2027 (b)(c)	EUR	39,000	44,910
Kingdom of Belgium 0.9% 6/22/2029 (b)(c)	EUR	1,373,000	1,532,815
Kingdom of Belgium 1.25% 4/22/2033 (b)(c)	EUR	1,461,000	1,533,444
Kingdom of Belgium 1.4% 6/22/2053 (b)(c)	EUR	932,000	633,019
Kingdom of Belgium 1.6% 6/22/2047 (b)(c)	EUR	38,000	30,224
Kingdom of Belgium 1.7% 6/22/2050 (b)(c)	EUR	23,000	17,721
Kingdom of Belgium 2.25% 6/22/2057 (b)(c)	EUR	124,000	100,243
Kingdom of Belgium 2.85% 10/22/2034 (b)(c)	EUR	1,020,000	1,180,814
Kingdom of Belgium 3.1% 6/22/2035 (b)(c)	EUR	720,000	844,936
Kingdom of Belgium 3.3% 6/22/2054 (b)(c)	EUR	360,000	377,639
Kingdom of Belgium 3.75% 6/22/2045 (b)	EUR	260,000	307,239
Kingdom of Belgium 4% 3/28/2032 (b)	EUR	30,000	38,096
Kingdom of Belgium 4.25% 3/28/2041 (b)(c)	EUR	545,000	693,248
Kingdom of Belgium 5.5% 3/28/2028 (b)	EUR	40,000	51,348
Ministeries Van de Vlaamse Gemeenschap 1.875% 6/2/2042	EUR	400,000	361,588
Ministeries Van de Vlaamse Gemeenschap 3.125% 6/22/2034 (b)	EUR	300,000	351,475
Ministeries Van de Vlaamse Gemeenschap 3.25% 4/5/2033 (b)	EUR	300,000	357,131
Region Wallonne Belgium 1.05% 6/22/2040 (b)	EUR	100,000	79,384
Region Wallonne Belgium 1.25% 5/3/2034 (b)	EUR	400,000	395,789
TOTAL BELGIUM			13,575,189
BULGARIA - 0.1%
Bulgarian Republic 4.5% 1/27/2033 (b)	EUR	370,000	472,344
Bulgarian Republic 4.625% 9/23/2034 (b)	EUR	190,000	246,961
TOTAL BULGARIA			719,305
CANADA - 3.8%
Canada Housing Trust No 1 1.6% 12/15/2031 (c)	CAD	320,000	213,177
Canada Housing Trust No 1 1.75% 6/15/2030 (c)	CAD	730,000	505,438
Canada Housing Trust No 1 1.9% 9/15/2026 (c)	CAD	480,000	349,615
Canada Housing Trust No 1 2.1% 9/15/2029 (c)	CAD	70,000	49,809
Canada Housing Trust No 1 3.6% 12/15/2027 (c)	CAD	1,910,000	1,433,437
Canada Housing Trust No 1 4.25% 3/15/2034 (c)	CAD	780,000	605,264
Canadian Government 0.5% 12/1/2030	CAD	491,000	317,209
Canadian Government 1% 6/1/2027	CAD	58,000	41,335
Canadian Government 1.25% 3/1/2027	CAD	2,330,000	1,673,675
Canadian Government 1.25% 6/1/2030	CAD	16,000	10,889
Canadian Government 1.5% 12/1/2031	CAD	1,470,000	984,577
Canadian Government 1.75% 12/1/2053	CAD	180,000	89,382
Canadian Government 2% 6/1/2028	CAD	50,000	36,040
Canadian Government 2% 6/1/2032	CAD	220,000	150,817
Canadian Government 2.75% 12/1/2055	CAD	250,000	155,941
Canadian Government 2.75% 12/1/2064	CAD	1,600,000	981,239
Canadian Government 2.75% 3/1/2030	CAD	2,310,000	1,690,364
Canadian Government 2.75% 6/1/2033	CAD	430,000	307,009
Canadian Government 3% 6/1/2034	CAD	3,210,000	2,317,038
Canadian Government 3.25% 12/1/2033	CAD	1,640,000	1,210,643
Canadian Government 3.25% 12/1/2034	CAD	2,240,000	1,644,530
Canadian Government 3.5% 9/1/2029	CAD	1,970,000	1,486,882
City of Montreal 2.3% 9/1/2029	CAD	140,000	99,634
City of Montreal 2.4% 12/1/2041	CAD	70,000	38,643
City of Montreal 4.4% 12/1/2043	CAD	50,000	35,669
City of Ottawa Ontario 4.6% 7/14/2042	CAD	70,000	51,512
City of Toronto Canada 2.15% 8/25/2040	CAD	70,000	38,438
City of Toronto Canada 2.8% 11/22/2049	CAD	180,000	95,815
Export Development Canada 0.5% 2/25/2027 (b)	EUR	330,000	378,869
Province of Alberta 2.05% 6/1/2030	CAD	1,100,000	770,650
Province of Alberta 3.05% 12/1/2048	CAD	724,000	422,257
Province of Alberta 3.1% 6/1/2050	CAD	231,000	134,407
Province of British Columbia 2.3% 6/18/2026	CAD	210,000	153,820
Province of British Columbia 2.75% 6/18/2052	CAD	140,000	75,386
Province of British Columbia 2.95% 6/18/2050	CAD	924,000	523,282
Province of British Columbia 3.55% 6/18/2033	CAD	970,000	711,564
Province of Manitoba 3% 6/2/2028	CAD	320,000	236,261
Province of Manitoba 3.2% 3/5/2050	CAD	256,000	150,221
Province of Manitoba 3.4% 9/5/2048	CAD	470,000	287,954
Province of New Brunswick 3.05% 8/14/2050	CAD	227,000	129,373
Province of New Brunswick 3.55% 6/3/2043	CAD	100,000	65,111
Province of New Brunswick 4.8% 9/26/2039	CAD	90,000	69,681
Province of Newfoundland 1.75% 6/2/2030	CAD	290,000	199,568
Province of Newfoundland 2.65% 10/17/2050	CAD	217,000	111,532
Province of Newfoundland 3.3% 10/17/2046	CAD	50,000	29,935
Province of Newfoundland 3.7% 10/17/2048	CAD	70,000	44,235
Province of Nova Scotia 3.15% 12/1/2051	CAD	160,000	92,506
Province of Nova Scotia 3.45% 6/1/2045	CAD	150,000	94,592
Province of Ontario 0.25% 12/15/2026 (b)	GBP	638,000	829,020
Province of Ontario 0.375% 4/8/2027 (b)	EUR	283,000	323,226
Province of Ontario 1.05% 9/8/2027	CAD	2,770,000	1,963,726
Province of Ontario 1.9% 12/2/2051	CAD	210,000	93,891
Province of Ontario 2.05% 6/2/2030	CAD	59,000	41,323
Province of Ontario 2.15% 6/2/2031	CAD	170,000	117,619
Province of Ontario 2.4% 6/2/2026	CAD	49,000	35,910
Province of Ontario 2.65% 12/2/2050	CAD	49,000	26,255
Province of Ontario 2.7% 6/2/2029	CAD	1,703,000	1,240,104
Province of Ontario 2.8% 6/2/2048	CAD	1,868,000	1,049,509
Province of Ontario 2.9% 12/2/2046	CAD	480,000	277,239
Province of Ontario 2.9% 6/2/2049	CAD	1,735,000	985,895
Province of Ontario 3.65% 6/2/2033	CAD	1,500,000	1,107,836
Province of Ontario 3.75% 12/2/2053	CAD	210,000	137,523
Province of Ontario 4.1% 3/4/2033	CAD	840,000	640,336
Province of Ontario 4.6% 6/2/2039	CAD	230,000	175,683
Province of Ontario 4.7% 6/2/2037	CAD	190,000	147,643
Province of Quebec 0% 10/29/2030 (b)	EUR	1,050,000	1,074,587
Province of Quebec 0.5% 1/25/2032 (b)	EUR	330,000	334,121
Province of Quebec 1.5% 9/1/2031	CAD	1,966,000	1,301,537
Province of Quebec 1.9% 9/1/2030	CAD	131,000	90,685
Province of Quebec 2.25% 9/15/2026 (b)	GBP	112,000	150,377
Province of Quebec 2.3% 9/1/2029	CAD	1,179,000	843,893
Province of Quebec 2.5% 9/1/2026	CAD	423,000	310,198
Province of Quebec 2.85% 12/1/2053	CAD	110,000	60,005
Province of Quebec 3.1% 12/1/2051	CAD	230,000	133,306
Province of Quebec 3.5% 12/1/2045	CAD	880,000	564,047
Province of Quebec 3.5% 12/1/2048	CAD	270,000	170,252
Province of Quebec 3.6% 9/1/2033	CAD	300,000	220,210
Province of Quebec 3.65% 5/20/2032	CAD	410,000	305,747
Province of Quebec 4.4% 12/1/2055	CAD	260,000	189,673
Province of Quebec 5% 12/1/2038	CAD	90,000	71,523
Province of Quebec 5% 12/1/2041	CAD	420,000	331,716
Province of Saskatchewan 3.1% 6/2/2050	CAD	293,000	171,010
Province of Saskatchewan 3.3% 6/2/2048	CAD	150,000	91,732
Province of Saskatchewan 3.9% 6/2/2033	CAD	70,000	52,559
Province of Saskatchewan 4.75% 6/1/2040	CAD	120,000	92,751
TOTAL CANADA			37,047,892
CHILE - 0.1%
Chilean Republic 1.25% 1/29/2040	EUR	114,000	94,085
Chilean Republic 1.875% 5/27/2030	EUR	100,000	112,016
Chilean Republic 2.3% 10/1/2028 (b)(c)	CLP	245,000,000	241,303
Chilean Republic 5.1% 7/15/2050	CLP	120,000,000	118,413
Chilean Republic 6% 1/1/2043	CLP	200,000,000	222,385
Chilean Republic 6% 4/1/2033 (b)(c)	CLP	120,000,000	131,590
Chilean Republic 7% 5/1/2034 (b)(c)	CLP	105,000,000	123,129
TOTAL CHILE			1,042,921
CHINA - 12.4%
Peoples Republic of China 0.5% 11/12/2031 (b)	EUR	820,000	839,881
Peoples Republic of China 0.625% 11/25/2035 (b)	EUR	150,000	138,680
Peoples Republic of China 1.49% 12/25/2031	CNY	38,840,000	5,374,565
Peoples Republic of China 1.74% 10/15/2029	CNY	87,550,000	12,338,711
Peoples Republic of China 1.91% 7/15/2029	CNY	25,000,000	3,541,872
Peoples Republic of China 2.04% 2/25/2027	CNY	24,640,000	3,474,316
Peoples Republic of China 2.05% 4/15/2029	CNY	32,240,000	4,588,693
Peoples Republic of China 2.11% 8/25/2034	CNY	85,060,000	12,274,978
Peoples Republic of China 2.27% 5/25/2034	CNY	36,660,000	5,354,358
Peoples Republic of China 2.35% 2/25/2034	CNY	26,650,000	3,912,115
Peoples Republic of China 2.37% 1/15/2029	CNY	28,050,000	4,033,936
Peoples Republic of China 2.37% 1/20/2027	CNY	5,670,000	802,950
Peoples Republic of China 2.39% 11/15/2026	CNY	14,910,000	2,108,860
Peoples Republic of China 2.4% 7/15/2028	CNY	50,010,000	7,178,093
Peoples Republic of China 2.48% 4/15/2027	CNY	6,860,000	975,660
Peoples Republic of China 2.5% 7/25/2027	CNY	21,290,000	3,036,318
Peoples Republic of China 2.52% 8/25/2033	CNY	35,920,000	5,324,622
Peoples Republic of China 2.55% 10/15/2028	CNY	36,740,000	5,307,064
Peoples Republic of China 2.6% 9/15/2030	CNY	1,630,000	238,993
Peoples Republic of China 2.62% 9/25/2029	CNY	13,690,000	1,996,261
Peoples Republic of China 2.65% 3/25/2074	CNY	8,160,000	1,378,481
Peoples Republic of China 2.67% 11/25/2033	CNY	50,000,000	7,503,386
Peoples Republic of China 2.68% 5/21/2030	CNY	16,200,000	2,381,684
Peoples Republic of China 2.76% 5/15/2032	CNY	20,700,000	3,104,595
Peoples Republic of China 2.79% 12/15/2029	CNY	15,250,000	2,244,361
Peoples Republic of China 2.8% 3/24/2029	CNY	7,560,000	1,105,029
Peoples Republic of China 3.02% 10/22/2025	CNY	10,000	1,403
Peoples Republic of China 3.02% 5/27/2031	CNY	2,210,000	333,867
Peoples Republic of China 3.12% 10/25/2052	CNY	9,420,000	1,632,985
Peoples Republic of China 3.19% 4/15/2053	CNY	2,170,000	382,045
Peoples Republic of China 3.27% 11/19/2030	CNY	40,000	6,109
Peoples Republic of China 3.27% 3/25/2073	CNY	6,040,000	1,175,210
Peoples Republic of China 3.32% 4/15/2052	CNY	19,390,000	3,464,506
Peoples Republic of China 3.53% 10/18/2051	CNY	2,230,000	410,799
Peoples Republic of China 3.73% 5/25/2070	CNY	1,430,000	302,293
Peoples Republic of China 3.81% 9/14/2050	CNY	36,960,000	7,037,522
Peoples Republic of China 3.82% 11/19/2068	CNY	5,380,000	1,140,019
Peoples Republic of China 3.86% 7/22/2049	CNY	21,260,000	4,036,969
Peoples Republic of China 4% 6/24/2069	CNY	1,080,000	239,797
Peoples Republic of China 4.12% 8/2/2042	CNY	3,320,000	614,204
TOTAL CHINA			121,336,190
COLOMBIA - 0.3%
Colombian Republic 5.75% 11/3/2027	COP	2,000,000,000	449,942
Colombian Republic 7% 3/26/2031	COP	3,780,000,000	744,480
Colombian Republic 7% 6/30/2032	COP	873,300,000	163,860
Colombian Republic 7.25% 10/18/2034	COP	1,541,500,000	274,746
Colombian Republic 7.25% 10/26/2050	COP	2,453,700,000	362,489
Colombian Republic 7.5% 8/26/2026	COP	4,005,000,000	960,239
TOTAL COLOMBIA			2,955,756
CROATIA - 0.1%
Croatia Government Bond 1.125% 6/19/2029 (b)	EUR	151,000	168,177
Croatia Government Bond 1.75% 3/4/2041 (b)	EUR	540,000	491,382
Croatia Government Bond 2.7% 6/15/2028 (b)	EUR	200,000	238,149
TOTAL CROATIA			897,708
CYPRUS - 0.1%
Republic of Cyprus Ministry of Finance 2.25% 4/16/2050 (b)	EUR	59,000	51,111
Republic of Cyprus Ministry of Finance 2.375% 9/25/2028 (b)	EUR	584,000	686,891
TOTAL CYPRUS			738,002
CZECH REPUBLIC - 0.4%
Czech Republic 0.25% 2/10/2027	CZK	27,960,000	1,264,273
Czech Republic 1.2% 3/13/2031	CZK	5,250,000	216,400
Czech Republic 1.5% 4/24/2040	CZK	15,490,000	495,479
Czech Republic 2% 10/13/2033	CZK	2,230,000	90,245
Czech Republic 2.5% 8/25/2028 (b)	CZK	11,070,000	508,981
Czech Republic 4.85% 11/26/2057 (b)	CZK	1,830,000	85,793
Czech Republic 5.5% 12/12/2028	CZK	7,560,000	381,114
Czech Republic 5.75% 3/29/2029	CZK	20,610,000	1,052,629
TOTAL CZECH REPUBLIC			4,094,914
DENMARK - 0.3%
Danish Kingdom 0% 11/15/2031	DKK	610,000	83,891
Danish Kingdom 0.25% 11/15/2052	DKK	1,761,000	144,238
Danish Kingdom 0.5% 11/15/2027	DKK	3,050,000	468,092
Danish Kingdom 0.5% 11/15/2029	DKK	7,384,000	1,092,993
Danish Kingdom 2.25% 11/15/2033	DKK	2,510,000	392,463
Danish Kingdom 4.5% 11/15/2039	DKK	3,960,000	753,102
TOTAL DENMARK			2,934,779
FINLAND - 0.4%
Finnish Government 0% 9/15/2030 (b)(c)	EUR	260,000	269,830
Finnish Government 0.125% 4/15/2036 (b)(c)	EUR	452,000	387,811
Finnish Government 0.125% 4/15/2052 (b)(c)	EUR	294,000	146,665
Finnish Government 0.25% 9/15/2040 (b)(c)	EUR	433,000	323,188
Finnish Government 0.5% 4/15/2026 (b)(c)	EUR	44,000	51,253
Finnish Government 0.5% 4/15/2043 (b)(c)	EUR	393,000	284,510
Finnish Government 0.5% 9/15/2028 (b)(c)	EUR	890,000	995,501
Finnish Government 1.125% 4/15/2034 (b)(c)	EUR	166,000	168,793
Finnish Government 1.5% 9/15/2032 (b)(c)	EUR	270,000	292,831
Finnish Government 2.625% 7/4/2042 (b)(c)	EUR	20,000	21,306
Finnish Government 2.875% 4/15/2029 (b)(c)	EUR	440,000	529,956
Finnish Government 2.95% 4/15/2055 (b)(c)	EUR	110,000	114,707
Finnish Government 3% 9/15/2033 (b)(c)	EUR	200,000	238,493
TOTAL FINLAND			3,824,844
FRANCE - 6.2%
Action Logement Services 0.375% 10/5/2031 (b)	EUR	600,000	602,526
Agence France Locale-Societe Territoriale SA 3.125% 3/20/2034 (b)	EUR	100,000	116,651
Caisse d'Amortissement de la Dette Sociale 0% 11/25/2030 (b)	EUR	900,000	919,563
Caisse d'Amortissement de la Dette Sociale 0% 2/25/2028 (b)	EUR	600,000	667,072
Caisse d'Amortissement de la Dette Sociale 0% 5/25/2031 (b)	EUR	300,000	301,295
Caisse d'Amortissement de la Dette Sociale 0.125% 12/15/2025 (b)	GBP	400,000	538,748
Caisse d'Amortissement de la Dette Sociale 1.75% 11/25/2027 (b)	EUR	500,000	583,324
Caisse d'Amortissement de la Dette Sociale 3% 11/25/2031 (b)	EUR	200,000	237,868
French Government 0% 11/25/2029 (b)(c)	EUR	1,147,000	1,214,507
French Government 0% 11/25/2030 (b)(c)	EUR	1,209,000	1,238,723
French Government 0% 11/25/2031 (b)(c)	EUR	1,617,000	1,598,325
French Government 0% 2/25/2027 (b)(c)	EUR	960,000	1,095,403
French Government 0% 5/25/2032 (b)(c)	EUR	1,233,000	1,195,042
French Government 0.5% 5/25/2026 (b)(c)	EUR	33,000	38,390
French Government 0.5% 5/25/2029 (b)(c)	EUR	1,326,000	1,453,443
French Government 0.5% 5/25/2040 (b)(c)	EUR	3,197,000	2,417,855
French Government 0.5% 5/25/2072 (b)(c)	EUR	1,100,000	355,203
French Government 0.5% 6/25/2044 (b)(c)	EUR	690,000	457,742
French Government 0.75% 2/25/2028 (b)(c)	EUR	5,370,000	6,102,608
French Government 0.75% 5/25/2028 (b)(c)	EUR	473,000	535,014
French Government 0.75% 5/25/2052 (b)(c)	EUR	2,316,000	1,295,778
French Government 0.75% 5/25/2053 (b)(c)	EUR	2,348,000	1,281,199
French Government 1% 11/25/2025 (b)(c)	EUR	36,000	42,247
French Government 1% 5/25/2027 (b)(c)	EUR	466,000	538,935
French Government 1.25% 5/25/2034 (b)(c)	EUR	137,000	137,897
French Government 1.25% 5/25/2036 (b)(c)	EUR	1,858,000	1,768,410
French Government 1.25% 5/25/2038 (b)(c)	EUR	390,000	351,715
French Government 1.5% 5/25/2031 (b)(c)	EUR	1,913,000	2,108,724
French Government 1.5% 5/25/2050 (b)(c)	EUR	494,000	359,152
French Government 1.75% 5/25/2066 (b)(c)	EUR	473,000	301,584
French Government 1.75% 6/25/2039 (b)(c)	EUR	655,000	619,848
French Government 2% 11/25/2032 (b)(c)	EUR	2,970,000	3,283,540
French Government 2% 5/25/2048 (b)(c)	EUR	124,000	105,153
French Government 2.5% 5/25/2030 (b)(c)	EUR	840,000	988,264
French Government 2.5% 5/25/2043 (b)(c)	EUR	3,000,000	2,960,586
French Government 2.5% 9/24/2027 (b)(c)	EUR	3,440,000	4,091,575
French Government 2.75% 2/25/2029 (b)(c)	EUR	2,870,000	3,428,443
French Government 2.75% 2/25/2030 (b)(c)	EUR	3,520,000	4,189,324
French Government 3% 11/25/2034 (b)(c)	EUR	3,680,000	4,262,882
French Government 3% 5/25/2033 (b)(c)	EUR	870,000	1,023,937
French Government 3% 5/25/2054 (b)(c)	EUR	610,000	594,526
French Government 3.2% 5/25/2035 (b)(c)	EUR	200,000	234,232
French Government 3.5% 11/25/2033 (b)(c)	EUR	2,300,000	2,794,390
French Government 4% 4/25/2060 (b)(c)	EUR	490,000	569,576
French Government 4.75% 4/25/2035 (b)(c)	EUR	100,000	132,669
Societe Des Grands Projets EPIC 0% 11/25/2030 (b)	EUR	1,000,000	1,018,138
Societe Des Grands Projets EPIC 1.7% 5/25/2050 (b)	EUR	500,000	377,247
Ville de Paris 1.375% 11/20/2034 (b)	EUR	100,000	98,054
TOTAL FRANCE			60,627,327
GERMANY - 5.3%
Free State of Saxony 0.01% 12/17/2035 (b)	EUR	490,000	423,112
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH 0.01% 2/4/2031 (b)	EUR	50,000	50,955
German Federal Republic 0% 2/15/2032 (b)(d)	EUR	6,418,000	6,494,183
German Federal Republic 0% 8/15/2031 (b)(d)(e)	EUR	380,000	390,540
German Federal Republic 0.25% 2/15/2029 (b)	EUR	6,000	6,644
German Federal Republic 0.5% 2/15/2028 (b)	EUR	7,000	7,958
German Federal Republic 1.8% 8/15/2053 (b)(d)	EUR	1,040,000	934,261
German Federal Republic 2.1% 4/12/2029 (b)	EUR	530,000	625,625
German Federal Republic 2.2% 3/11/2027 (b)	EUR	10,000	11,847
German Federal Republic 2.2% 4/13/2028 (b)(d)	EUR	1,210,000	1,436,722
German Federal Republic 2.3% 2/15/2033 (b)	EUR	1,000,000	1,168,399
German Federal Republic 2.4% 11/15/2030 (b)	EUR	970,000	1,153,066
German Federal Republic 2.4% 4/18/2030 (b)	EUR	5,870,000	6,988,817
German Federal Republic 2.5% 10/11/2029 (b)(d)	EUR	1,270,000	1,520,030
German Federal Republic 2.5% 2/15/2035 (b)	EUR	6,140,000	7,173,674
German Federal Republic 2.5% 7/4/2044 (b)(d)	EUR	4,490,000	4,921,082
German Federal Republic 2.5% 8/15/2054 (b)	EUR	2,680,000	2,805,145
German Federal Republic 2.6% 8/15/2033 (b)	EUR	340,000	404,371
German Federal Republic 2.6% 8/15/2034 (b)	EUR	3,310,000	3,912,240
German Federal Republic 3.25% 7/4/2042 (b)(d)	EUR	2,730,000	3,343,034
German Federal Republic 4% 1/4/2037 (b)	EUR	40,000	52,948
German Federal Republic 4.75% 7/4/2040 (b)	EUR	20,000	28,827
Land Berlin 0.125% 11/24/2045 (b)	EUR	270,000	160,493
Land Berlin 2.75% 2/14/2033	EUR	340,000	398,710
State of Brandenburg 0.05% 7/1/2031 (b)	EUR	110,000	111,317
State of Bremen 0.15% 10/24/2031	EUR	50,000	50,335
State of Bremen 0.4% 8/20/2049 (b)	EUR	29,000	16,294
State of Hesse 0.01% 6/18/2031 (b)	EUR	540,000	545,401
State of Hesse 0.125% 10/10/2031	EUR	210,000	211,688
State of Lower Saxony 0.01% 1/10/2031 (b)	EUR	130,000	133,171
State of Lower Saxony 0.01% 11/25/2027 (b)	EUR	430,000	481,617
State of Lower Saxony 0.125% 1/9/2032 (b)	EUR	200,000	200,014
State of Lower Saxony 0.75% 3/21/2031	EUR	170,000	180,928
State of Lower Saxony 1.125% 9/12/2033 (b)	EUR	70,000	72,194
State of North Rhine-Westphalia Germany 0% 10/12/2035 (b)	EUR	80,000	69,000
State of North Rhine-Westphalia Germany 0.2% 1/27/2051 (b)	EUR	50,000	25,250
State of North Rhine-Westphalia Germany 0.2% 3/31/2027 (b)	EUR	1,513,000	1,726,187
State of North Rhine-Westphalia Germany 0.2% 4/9/2030 (b)	EUR	725,000	766,649
State of North Rhine-Westphalia Germany 0.5% 11/25/2039 (b)	EUR	72,000	57,577
State of North Rhine-Westphalia Germany 0.625% 7/21/2031 (b)	EUR	24,000	25,114
State of North Rhine-Westphalia Germany 0.8% 7/30/2049 (b)	EUR	434,000	282,497
State of North Rhine-Westphalia Germany 1.25% 5/12/2036 (b)	EUR	226,000	220,462
State of North Rhine-Westphalia Germany 1.375% 1/15/2120 (b)	EUR	70,000	32,489
State of North Rhine-Westphalia Germany 1.55% 6/16/2048 (b)	EUR	178,000	143,081
State of North Rhine-Westphalia Germany 1.65% 2/22/2038 (b)	EUR	607,000	599,201
State of North Rhine-Westphalia Germany 1.95% 9/26/2078 (b)	EUR	270,000	184,393
State of North Rhine-Westphalia Germany 2% 6/15/2032 (b)	EUR	590,000	663,055
State of North Rhine-Westphalia Germany 2.15% 3/21/2119 (b)	EUR	70,000	48,610
State of Rhineland-Palatinate 0.01% 1/21/2031 (b)	EUR	340,000	347,721
State of Rhineland-Palatinate 0.75% 2/23/2032	EUR	130,000	135,313
State of Saxony-Anhalt 3.15% 2/6/2054	EUR	50,000	53,330
State of Schleswig-Holstein Germany 0.05% 7/8/2031 (b)	EUR	410,000	413,998
TOTAL GERMANY			52,209,569
GREECE - 0.2%
Greek Government 1.875% 1/24/2052 (b)(c)	EUR	320,000	248,175
Greek Government 3.9% 1/30/2033 (b)	EUR	1,280,000	1,597,360
Greek Government 4.2% 1/30/2042 (b)	EUR	250,000	309,467
TOTAL GREECE			2,155,002
HONG KONG - 0.0%
Hong Kong Government 1.59% 3/4/2036	HKD	1,050,000	116,609
HUNGARY - 0.2%
Hungary Government 1% 11/26/2025	HUF	30,380,000	87,767
Hungary Government 1.625% 4/28/2032 (b)	EUR	246,000	251,614
Hungary Government 1.75% 10/10/2027 (b)	EUR	150,000	172,697
Hungary Government 1.75% 6/5/2035 (b)	EUR	130,000	121,234
Hungary Government 2.75% 12/22/2026	HUF	30,520,000	85,678
Hungary Government 3% 4/25/2041	HUF	227,580,000	407,485
Hungary Government 3% 8/21/2030	HUF	64,320,000	161,610
Hungary Government 4.5% 3/23/2028	HUF	112,000,000	314,616
TOTAL HUNGARY			1,602,701
INDONESIA - 0.8%
Indonesia Government 1.45% 9/18/2026	EUR	430,000	500,420
Indonesia Government 5.5% 4/15/2026	IDR	1,000,000	60
Indonesia Government 6.375% 4/15/2042	IDR	900,000,000	51,545
Indonesia Government 6.375% 8/15/2028	IDR	6,111,000,000	377,922
Indonesia Government 6.5% 2/15/2031	IDR	4,193,000,000	258,786
Indonesia Government 6.625% 2/15/2034	IDR	11,657,000,000	717,000
Indonesia Government 6.75% 7/15/2035	IDR	5,041,000,000	313,030
Indonesia Government 6.875% 4/15/2029	IDR	10,560,000,000	664,106
Indonesia Government 6.875% 8/15/2051	IDR	528,000,000	31,900
Indonesia Government 7% 2/15/2033	IDR	24,508,000,000	1,544,881
Indonesia Government 7% 9/15/2030	IDR	15,924,000,000	1,006,103
Indonesia Government 7.125% 6/15/2042	IDR	2,600,000,000	161,790
Indonesia Government 7.125% 6/15/2043	IDR	5,576,000,000	347,104
Indonesia Government 7.375% 5/15/2048	IDR	8,728,000,000	554,415
Indonesia Government 7.5% 4/15/2040	IDR	9,622,000,000	619,637
Indonesia Government 7.5% 5/15/2038	IDR	1,631,000,000	105,410
Indonesia Government 7.5% 6/15/2035	IDR	1,449,000,000	94,569
Indonesia Government 8.375% 4/15/2039	IDR	1,794,000,000	124,426
TOTAL INDONESIA			7,473,104
IRELAND - 0.4%
Republic of Ireland 0.2% 10/18/2030 (b)	EUR	86,000	90,211
Republic of Ireland 0.2% 5/15/2027 (b)	EUR	225,000	256,942
Republic of Ireland 0.35% 10/18/2032 (b)	EUR	290,000	289,664
Republic of Ireland 0.4% 5/15/2035 (b)	EUR	355,000	326,279
Republic of Ireland 0.55% 4/22/2041 (b)	EUR	130,000	101,450
Republic of Ireland 1% 5/15/2026 (b)	EUR	188,000	219,681
Republic of Ireland 1.1% 5/15/2029 (b)	EUR	1,129,000	1,276,451
Republic of Ireland 1.3% 5/15/2033 (b)	EUR	570,000	605,207
Republic of Ireland 1.5% 5/15/2050 (b)	EUR	460,000	370,760
Republic of Ireland 1.7% 5/15/2037 (b)	EUR	380,000	385,844
TOTAL IRELAND			3,922,489
ISRAEL - 0.2%
Israel Government 1% 3/31/2030	ILS	1,812,000	470,056
Israel Government 1.3% 4/30/2032	ILS	840,000	209,181
Israel Government 1.5% 1/16/2029 (b)	EUR	335,000	370,274
Israel Government 1.5% 5/31/2037	ILS	738,000	163,609
Israel Government 2.8% 11/29/2052	ILS	930,000	199,750
Israel Government 3.75% 2/28/2029	ILS	830,000	244,804
Israel Government 3.75% 3/31/2047	ILS	476,000	127,333
Israel Government 4% 3/30/2035	ILS	1,480,000	435,400
Israel Government 5.5% 1/31/2042	ILS	400,000	134,614
TOTAL ISRAEL			2,355,021
ITALY - 5.3%
Cassa Depositi e Prestiti SpA 1% 2/11/2030 (b)	EUR	100,000	108,660
Italian Republic 0.45% 2/15/2029 (b)	EUR	190,000	209,462
Italian Republic 0.5% 7/15/2028 (b)	EUR	1,040,000	1,164,809
Italian Republic 0.9% 4/1/2031 (b)	EUR	82,000	87,030
Italian Republic 0.95% 6/1/2032 (b)	EUR	1,241,000	1,279,691
Italian Republic 0.95% 8/1/2030 (b)	EUR	142,000	154,001
Italian Republic 0.95% 9/15/2027 (b)	EUR	1,948,000	2,242,349
Italian Republic 1.35% 4/1/2030 (b)	EUR	1,900,000	2,121,280
Italian Republic 1.45% 3/1/2036 (b)(c)	EUR	1,347,000	1,302,315
Italian Republic 1.65% 3/1/2032 (b)(c)	EUR	575,000	625,858
Italian Republic 1.8% 3/1/2041 (b)(c)	EUR	2,541,000	2,271,362
Italian Republic 2.05% 8/1/2027 (b)	EUR	213,000	251,109
Italian Republic 2.15% 3/1/2072 (b)(c)	EUR	1,680,000	1,189,828
Italian Republic 2.15% 9/1/2052 (b)(c)	EUR	172,000	137,427
Italian Republic 2.25% 9/1/2036 (b)(c)	EUR	639,000	666,826
Italian Republic 2.45% 9/1/2033 (b)(c)	EUR	897,000	1,004,984
Italian Republic 2.5% 12/1/2032 (b)	EUR	260,000	295,333
Italian Republic 2.65% 12/1/2027 (b)	EUR	640,000	763,648
Italian Republic 2.7% 3/1/2047 (b)(c)	EUR	116,000	110,504
Italian Republic 2.8% 3/1/2067 (b)(c)	EUR	120,000	102,285
Italian Republic 2.8% 6/15/2029 (b)	EUR	1,740,000	2,080,337
Italian Republic 2.95% 9/1/2038 (b)(c)	EUR	433,000	471,780
Italian Republic 3% 8/1/2029 (b)	EUR	1,708,000	2,059,622
Italian Republic 3.1% 3/1/2040 (b)(c)	EUR	1,208,000	1,312,687
Italian Republic 3.15% 11/15/2031 (b)(c)	EUR	1,190,000	1,419,580
Italian Republic 3.25% 7/15/2032 (b)(c)	EUR	320,000	381,799
Italian Republic 3.35% 3/1/2035 (b)(c)	EUR	1,808,000	2,132,694
Italian Republic 3.45% 3/1/2048 (b)(c)	EUR	1,000	1,069
Italian Republic 3.45% 7/15/2027 (b)	EUR	5,780,000	6,994,138
Italian Republic 3.45% 7/15/2031 (b)	EUR	1,450,000	1,762,667
Italian Republic 3.5% 2/15/2031 (b)(c)	EUR	330,000	402,815
Italian Republic 3.65% 8/1/2035 (b)(c)	EUR	640,000	767,621
Italian Republic 3.7% 6/15/2030 (b)	EUR	1,220,000	1,506,841
Italian Republic 3.85% 12/15/2029 (b)	EUR	1,770,000	2,201,125
Italian Republic 3.85% 2/1/2035 (b)	EUR	970,000	1,187,339
Italian Republic 3.85% 7/1/2034 (b)	EUR	1,280,000	1,573,108
Italian Republic 3.85% 9/1/2049 (b)(c)	EUR	679,000	768,323
Italian Republic 4% 11/15/2030 (b)	EUR	2,510,000	3,142,498
Italian Republic 4.1% 2/1/2029 (b)	EUR	130,000	162,214
Italian Republic 4.15% 10/1/2039 (b)(c)	EUR	50,000	61,179
Italian Republic 4.2% 3/1/2034 (b)	EUR	590,000	745,197
Italian Republic 4.4% 5/1/2033 (b)	EUR	760,000	974,785
Italian Republic 4.45% 9/1/2043 (b)(c)	EUR	2,760,000	3,441,717
Italian Republic 4.5% 10/1/2053 (b)(c)	EUR	390,000	477,714
Italian Republic 4.5% 3/1/2026 (b)(c)	EUR	50,000	59,876
Italian Republic 5% 8/1/2034 (b)(c)	EUR	20,000	26,754
Italian Republic 5% 8/1/2039 (b)(c)	EUR	20,000	26,814
Italian Republic 6.5% 11/1/2027 (b)	EUR	50,000	64,784
TOTAL ITALY			52,295,838
JAPAN - 9.5%
Japan Government 0.005% 6/20/2027	JPY	230,000,000	1,574,774
Japan Government 0.1% 12/20/2027	JPY	439,850,000	3,005,659
Japan Government 0.1% 12/20/2028	JPY	69,800,000	472,336
Japan Government 0.1% 12/20/2029	JPY	327,900,000	2,192,368
Japan Government 0.1% 12/20/2030	JPY	83,550,000	552,003
Japan Government 0.1% 12/20/2031	JPY	453,900,000	2,957,655
Japan Government 0.1% 3/20/2027	JPY	4,100,000	28,188
Japan Government 0.1% 3/20/2028	JPY	53,650,000	365,824
Japan Government 0.1% 3/20/2029	JPY	183,300,000	1,236,990
Japan Government 0.1% 3/20/2030	JPY	15,400,000	102,617
Japan Government 0.1% 3/20/2031	JPY	407,600,000	2,684,179
Japan Government 0.1% 6/20/2027	JPY	406,450,000	2,788,178
Japan Government 0.1% 6/20/2028	JPY	30,400,000	206,852
Japan Government 0.1% 6/20/2030	JPY	393,950,000	2,618,199
Japan Government 0.1% 9/20/2027	JPY	510,700,000	3,496,472
Japan Government 0.1% 9/20/2027	JPY	177,000,000	1,211,855
Japan Government 0.1% 9/20/2028	JPY	231,650,000	1,572,157
Japan Government 0.1% 9/20/2030	JPY	362,600,000	2,402,595
Japan Government 0.2% 12/20/2027	JPY	169,000,000	1,157,622
Japan Government 0.2% 12/20/2028	JPY	46,550,000	316,154
Japan Government 0.2% 3/20/2032	JPY	68,000,000	444,516
Japan Government 0.2% 6/20/2028	JPY	54,650,000	372,947
Japan Government 0.2% 6/20/2032	JPY	227,950,000	1,484,283
Japan Government 0.2% 9/20/2032	JPY	53,150,000	344,828
Japan Government 0.3% 12/20/2039	JPY	900,000	4,941
Japan Government 0.3% 6/20/2039	JPY	144,250,000	803,535
Japan Government 0.3% 6/20/2046	JPY	17,900,000	81,364
Japan Government 0.3% 9/20/2039	JPY	56,150,000	310,561
Japan Government 0.4% 3/20/2036	JPY	192,500,000	1,185,732
Japan Government 0.4% 3/20/2040	JPY	51,800,000	286,897
Japan Government 0.4% 3/20/2050	JPY	35,400,000	147,522
Japan Government 0.4% 3/20/2056	JPY	333,750,000	1,172,951
Japan Government 0.4% 6/1/2026	JPY	252,350,000	1,749,986
Japan Government 0.4% 6/20/2040	JPY	10,450,000	57,467
Japan Government 0.4% 9/20/2040	JPY	73,150,000	399,273
Japan Government 0.4% 9/20/2049	JPY	5,450,000	23,093
Japan Government 0.5% 12/20/2038	JPY	15,550,000	90,426
Japan Government 0.5% 3/20/2033	JPY	20,850,000	137,334
Japan Government 0.5% 3/20/2049	JPY	10,450,000	46,261
Japan Government 0.5% 9/20/2036	JPY	93,750,000	577,324
Japan Government 0.6% 12/1/2026	JPY	400,000,000	2,775,654
Japan Government 0.6% 12/20/2033	JPY	301,400,000	1,979,187
Japan Government 0.6% 12/20/2037	JPY	6,700,000	40,521
Japan Government 0.6% 6/20/2037	JPY	136,750,000	837,194
Japan Government 0.6% 6/20/2050	JPY	27,350,000	119,758
Japan Government 0.7% 12/20/2048	JPY	10,800,000	50,782
Japan Government 0.7% 3/20/2037	JPY	22,050,000	137,440
Japan Government 0.7% 6/20/2048	JPY	13,100,000	62,372
Japan Government 0.7% 9/20/2038	JPY	863,100,000	5,191,307
Japan Government 0.8% 3/20/2034	JPY	190,550,000	1,268,013
Japan Government 0.8% 3/20/2042	JPY	149,000,000	837,134
Japan Government 0.8% 9/20/2033	JPY	83,150,000	557,276
Japan Government 0.8% 9/20/2047	JPY	10,200,000	50,721
Japan Government 0.9% 3/20/2057	JPY	184,150,000	764,707
Japan Government 0.9% 6/20/2042	JPY	345,000,000	1,961,113
Japan Government 0.9% 9/20/2034	JPY	598,400,000	3,985,581
Japan Government 0.9% 9/20/2048	JPY	249,150,000	1,239,478
Japan Government 1% 12/20/2035	JPY	647,550,000	4,273,683
Japan Government 1% 3/20/2052	JPY	170,000,000	794,085
Japan Government 1.1% 3/20/2043	JPY	45,600,000	264,328
Japan Government 1.1% 6/20/2034	JPY	27,100,000	184,345
Japan Government 1.1% 6/20/2043	JPY	110,150,000	635,031
Japan Government 1.1% 9/20/2042	JPY	219,650,000	1,285,076
Japan Government 1.2% 12/20/2034	JPY	163,750,000	1,116,839
Japan Government 1.2% 3/20/2035	JPY	19,650,000	133,580
Japan Government 1.2% 6/20/2053	JPY	19,800,000	95,617
Japan Government 1.3% 12/20/2043	JPY	398,750,000	2,360,297
Japan Government 1.3% 3/20/2063	JPY	47,600,000	202,498
Japan Government 1.3% 6/20/2052	JPY	232,000,000	1,169,626
Japan Government 1.4% 12/20/2042	JPY	193,650,000	1,185,769
Japan Government 1.4% 12/20/2045	JPY	232,050,000	1,354,416
Japan Government 1.4% 3/20/2035	JPY	138,300,000	957,483
Japan Government 1.4% 3/20/2053	JPY	110,700,000	566,257
Japan Government 1.4% 3/20/2055	JPY	5,500,000	27,398
Japan Government 1.4% 9/20/2052	JPY	52,050,000	268,272
Japan Government 1.5% 9/20/2043	JPY	51,950,000	319,445
Japan Government 1.6% 12/20/2052	JPY	170,150,000	919,073
Japan Government 1.6% 12/20/2053	JPY	171,100,000	910,209
Japan Government 1.6% 3/20/2033	JPY	4,300,000	30,733
Japan Government 1.6% 3/20/2044	JPY	163,650,000	1,015,708
Japan Government 1.6% 6/20/2030	JPY	4,600,000	32,882
Japan Government 1.8% 9/20/2044	JPY	438,650,000	2,797,363
Japan Government 1.8% 9/20/2053	JPY	32,000,000	179,592
Japan Government 1.9% 3/20/2053	JPY	42,450,000	245,538
Japan Government 1.9% 6/20/2044	JPY	66,600,000	433,153
Japan Government 2% 12/20/2044	JPY	184,950,000	1,215,811
Japan Government 2% 3/20/2042	JPY	110,000,000	745,629
Japan Government 2.1% 9/20/2054	JPY	106,900,000	636,953
Japan Government 2.2% 3/20/2064	JPY	454,450,000	2,537,163
Japan Government 2.2% 6/20/2054	JPY	19,550,000	119,339
Japan Government 2.3% 12/20/2054	JPY	64,800,000	403,991
Japan Government 2.3% 5/20/2032	JPY	1,000,000	7,481
Japan Government 2.4% 3/20/2045	JPY	107,500,000	751,362
Japan Government 2.4% 3/20/2055	JPY	32,950,000	209,960
Japan Government 3.1% 3/20/2065	JPY	52,550,000	365,527
TOTAL JAPAN			93,273,668
KOREA (SOUTH) - 2.1%
Korean Republic 1.125% 9/10/2039	KRW	321,370,000	190,207
Korean Republic 1.375% 12/10/2029	KRW	41,420,000	29,021
Korean Republic 1.375% 6/10/2030	KRW	902,510,000	628,349
Korean Republic 1.5% 12/10/2026	KRW	32,000,000	23,352
Korean Republic 1.5% 12/10/2030	KRW	1,681,130,000	1,168,832
Korean Republic 1.5% 9/10/2040	KRW	2,069,710,000	1,277,971
Korean Republic 1.875% 3/10/2051	KRW	2,378,220,000	1,471,986
Korean Republic 2% 3/10/2049	KRW	381,850,000	244,033
Korean Republic 2% 6/10/2031	KRW	3,124,610,000	2,222,797
Korean Republic 2.125% 3/10/2047	KRW	29,200,000	19,209
Korean Republic 2.125% 6/10/2027	KRW	1,520,000,000	1,116,734
Korean Republic 2.375% 12/10/2027	KRW	50,660,000	37,364
Korean Republic 2.375% 12/10/2028	KRW	514,930,000	378,628
Korean Republic 2.375% 12/10/2031	KRW	600,000,000	435,181
Korean Republic 2.375% 9/10/2038	KRW	415,730,000	291,656
Korean Republic 2.5% 3/10/2052	KRW	1,402,900,000	984,719
Korean Republic 2.625% 3/10/2048	KRW	251,760,000	180,802
Korean Republic 2.625% 3/10/2055	KRW	400,000,000	289,312
Korean Republic 2.625% 6/10/2028	KRW	940,310,000	698,329
Korean Republic 2.75% 9/10/2054	KRW	2,067,260,000	1,529,907
Korean Republic 2.875% 9/10/2044	KRW	268,010,000	199,664
Korean Republic 3.25% 3/10/2028	KRW	1,690,020,000	1,273,322
Korean Republic 3.25% 3/10/2053	KRW	1,849,990,000	1,495,193
Korean Republic 3.25% 3/10/2054	KRW	250,000,000	203,149
Korean Republic 3.25% 6/10/2027	KRW	1,157,040,000	868,211
Korean Republic 3.25% 6/10/2033	KRW	800,600,000	609,946
Korean Republic 3.25% 9/10/2042	KRW	1,205,650,000	940,070
Korean Republic 3.375% 6/10/2032	KRW	838,210,000	644,848
Korean Republic 3.625% 9/10/2053	KRW	289,870,000	250,844
Korean Republic 3.875% 9/10/2043	KRW	589,180,000	499,348
TOTAL KOREA (SOUTH)			20,202,984
LATVIA - 0.1%
Republic of Latvia 1.125% 5/30/2028 (b)	EUR	330,000	373,334
Republic of Latvia 1.375% 5/16/2036 (b)	EUR	570,000	544,219
TOTAL LATVIA			917,553
LITHUANIA - 0.0%
Lithuania Government 0.5% 6/19/2029 (b)	EUR	32,000	34,651
Lithuania Government 2.1% 5/26/2047 (b)	EUR	230,000	196,933
Lithuania Government 2.125% 10/22/2035 (b)	EUR	57,000	59,245
Lithuania Government 3.875% 6/14/2033 (b)	EUR	90,000	111,349
TOTAL LITHUANIA			402,178
LUXEMBOURG - 0.1%
Luxembourg Government 0% 11/13/2026 (b)	EUR	230,000	263,665
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (b)	EUR	230,000	234,023
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (b)	EUR	210,000	203,360
TOTAL LUXEMBOURG			701,048
MALAYSIA - 0.8%
Malaysia Government 3.519% 4/20/2028	MYR	4,960,000	1,189,329
Malaysia Government 3.582% 7/15/2032	MYR	2,240,000	537,930
Malaysia Government 3.757% 5/22/2040	MYR	2,310,000	548,976
Malaysia Government 3.828% 7/5/2034	MYR	4,410,000	1,072,388
Malaysia Government 3.885% 8/15/2029	MYR	1,820,000	441,956
Malaysia Government 3.899% 11/16/2027	MYR	3,032,000	732,979
Malaysia Government 3.906% 7/15/2026	MYR	171,000	40,965
Malaysia Government 4.065% 6/15/2050	MYR	2,823,000	676,206
Malaysia Government 4.119% 11/30/2034	MYR	831,000	206,187
Malaysia Government 4.457% 3/31/2053	MYR	1,080,000	275,500
Malaysia Government 4.504% 4/30/2029	MYR	560,000	138,783
Malaysia Government 4.642% 11/7/2033	MYR	2,170,000	557,636
Malaysia Government 4.696% 10/15/2042	MYR	2,150,000	568,191
Malaysia Government 4.724% 6/15/2033	MYR	2,083,000	536,407
Malaysia Government 4.736% 3/15/2046	MYR	90,000	23,829
Malaysia Government 4.921% 7/6/2048	MYR	50,000	13,604
Malaysia Government 4.935% 9/30/2043	MYR	150,000	40,674
TOTAL MALAYSIA			7,601,540
MEXICO - 0.7%
United Mexican States 1.125% 1/17/2030	EUR	100,000	106,052
United Mexican States 2.125% 10/25/2051	EUR	100,000	62,372
United Mexican States 2.25% 8/12/2036	EUR	130,000	118,822
United Mexican States 2.875% 4/8/2039	EUR	185,000	167,472
United Mexican States 5.5% 3/4/2027	MXN	33,280,000	1,699,862
United Mexican States 7.5% 5/26/2033	MXN	10,860,000	529,488
United Mexican States 7.5% 6/3/2027	MXN	2,000,000	105,347
United Mexican States 7.75% 11/13/2042	MXN	14,660,000	648,059
United Mexican States 7.75% 11/23/2034	MXN	17,320,000	842,901
United Mexican States 7.75% 5/29/2031	MXN	8,780,000	445,702
United Mexican States 8% 11/7/2047	MXN	13,363,000	592,868
United Mexican States 8% 2/21/2036	MXN	5,020,000	246,929
United Mexican States 8.5% 2/28/2030	MXN	7,700,000	407,599
United Mexican States 8.5% 5/31/2029	MXN	10,000,000	531,570
TOTAL MEXICO			6,505,043
MULTI-NATIONAL - 2.1%
European Financial Stability Facility 0% 10/13/2027 (b)	EUR	85,000	95,550
European Financial Stability Facility 0.05% 1/18/2052 (b)	EUR	225,000	106,517
European Financial Stability Facility 0.05% 10/17/2029 (b)	EUR	23,000	24,550
European Financial Stability Facility 0.625% 10/16/2026 (b)	EUR	466,000	539,703
European Financial Stability Facility 0.7% 1/20/2050 (b)	EUR	176,000	110,944
European Financial Stability Facility 0.75% 5/3/2027 (b)	EUR	43,000	49,526
European Financial Stability Facility 0.875% 4/10/2035 (b)	EUR	610,000	593,186
European Financial Stability Facility 1.25% 5/24/2033 (b)	EUR	1,849,000	1,945,787
European Financial Stability Facility 1.45% 9/5/2040 (b)	EUR	1,125,000	1,019,846
European Financial Stability Facility 3.375% 8/30/2038 (b)	EUR	50,000	59,827
European Stability Mechanism 0.01% 3/4/2030 (b)	EUR	35,000	36,889
European Stability Mechanism 0.5% 3/5/2029 (b)	EUR	2,229,000	2,463,910
European Stability Mechanism 0.75% 3/15/2027 (b)	EUR	184,000	212,289
European Stability Mechanism 0.75% 9/5/2028 (b)	EUR	48,000	54,097
European Stability Mechanism 0.875% 7/18/2042 (b)	EUR	266,000	212,440
European Stability Mechanism 1.125% 5/3/2032 (b)	EUR	47,000	50,199
European Stability Mechanism 1.2% 5/23/2033 (b)	EUR	37,000	38,854
European Stability Mechanism 1.625% 11/17/2036 (b)	EUR	218,000	221,931
European Stability Mechanism 1.85% 12/1/2055 (b)	EUR	186,000	147,239
European Union 0% 10/4/2030 (b)	EUR	2,889,000	2,993,365
European Union 0% 7/4/2035 (b)	EUR	3,297,000	2,872,327
European Union 0.1% 10/4/2040 (b)	EUR	946,000	673,984
European Union 0.25% 4/22/2036 (b)	EUR	380,000	329,914
European Union 0.3% 11/4/2050 (b)	EUR	562,000	301,679
European Union 0.45% 5/2/2046 (b)	EUR	170,000	108,778
European Union 0.45% 7/4/2041 (b)	EUR	162,000	120,119
European Union 0.7% 7/6/2051 (b)	EUR	1,070,000	635,477
European Union 0.875% 3/11/2037 (b)	EUR	100,000	90,705
European Union 1.125% 4/4/2036 (b)	EUR	94,000	90,394
European Union 1.25% 2/4/2043 (b)	EUR	172,000	141,578
European Union 1.25% 4/4/2033 (b)	EUR	1,418,000	1,491,757
European Union 2% 10/4/2027 (b)	EUR	860,000	1,012,266
European Union 2.5% 10/4/2052 (b)	EUR	380,000	347,929
European Union 3% 3/4/2053 (b)	EUR	1,120,000	1,132,268
European Union 3.375% 10/5/2054 (b)	EUR	660,000	708,270
TOTAL MULTI-NATIONAL			21,034,094
NETHERLANDS - 1.1%
Dutch Government 0% 1/15/2027 (b)(c)	EUR	172,000	196,936
Dutch Government 0% 1/15/2052 (b)(c)	EUR	285,000	148,134
Dutch Government 0% 7/15/2030 (b)(c)	EUR	408,000	428,388
Dutch Government 0.25% 7/15/2029 (b)(c)	EUR	1,336,000	1,458,035
Dutch Government 0.5% 1/15/2040 (b)(c)	EUR	1,722,000	1,430,725
Dutch Government 0.5% 7/15/2032 (b)(c)	EUR	501,000	513,705
Dutch Government 0.75% 7/15/2027 (b)(c)	EUR	1,666,000	1,918,086
Dutch Government 0.75% 7/15/2028 (b)(c)	EUR	740,000	839,235
Dutch Government 2% 1/15/2054 (b)(c)	EUR	530,000	485,482
Dutch Government 2.5% 1/15/2033 (b)(c)	EUR	80,000	93,813
Dutch Government 2.5% 7/15/2033 (b)(c)	EUR	540,000	630,422
Dutch Government 2.5% 7/15/2034 (b)(c)	EUR	190,000	219,886
Dutch Government 2.5% 7/15/2035 (b)(c)	EUR	510,000	585,264
Dutch Government 3.25% 1/15/2044 (b)(c)	EUR	710,000	852,931
Dutch Government 3.75% 1/15/2042 (b)(c)	EUR	530,000	678,191
Dutch Government 4% 1/15/2037 (b)(c)	EUR	30,000	39,128
TOTAL NETHERLANDS			10,518,361
NEW ZEALAND - 0.4%
New Zealand Government 0.25% 5/15/2028	NZD	3,850,000	2,138,961
New Zealand Government 1.5% 5/15/2031	NZD	2,032,000	1,073,983
New Zealand Government 1.75% 5/15/2041	NZD	82,000	32,415
New Zealand Government 2.75% 4/15/2037 (b)	NZD	410,000	205,585
New Zealand Government 4.5% 5/15/2035	NZD	390,000	236,702
New Zealand Government 5% 5/15/2054	NZD	170,000	100,199
New Zealand Local Government Funding Agency Bond 5.1% 11/28/2030	AUD	50,000	34,232
TOTAL NEW ZEALAND			3,822,077
NORWAY - 0.2%
Kingdom of Norway 1.5% 2/19/2026 (b)(c)	NOK	10,000	978
Kingdom of Norway 1.75% 2/17/2027 (b)(c)	NOK	16,010,000	1,544,310
Kingdom of Norway 3% 8/15/2033 (b)(c)	NOK	2,060,000	193,307
Kingdom of Norway 3.5% 10/6/2042 (b)(c)	NOK	2,430,000	233,583
Kingdom of Norway 3.75% 6/12/2035 (b)(c)	NOK	2,400,000	236,911
TOTAL NORWAY			2,209,089
PERU - 0.1%
Peruvian Republic 5.4% 8/12/2034	PEN	550,000	146,512
Peruvian Republic 6.15% 8/12/2032	PEN	2,364,000	688,912
Peruvian Republic 6.7142% 2/12/2055	PEN	500,000	138,768
Peruvian Republic 7.6% 8/12/2039 (b)(c)(f)	PEN	964,000	289,329
TOTAL PERU			1,263,521
POLAND - 0.7%
Bank Gospodarstwa Krajowego 4% 3/13/2032 (b)	EUR	330,000	399,277
Republic of Poland 1% 3/7/2029 (b)	EUR	309,000	345,016
Republic of Poland 1.25% 10/25/2030	PLN	396,000	91,262
Republic of Poland 1.75% 4/25/2032	PLN	5,520,000	1,233,119
Republic of Poland 2% 3/8/2049 (b)	EUR	17,000	13,339
Republic of Poland 2.5% 7/25/2027	PLN	3,047,000	811,468
Republic of Poland 2.75% 10/25/2029	PLN	2,390,000	611,208
Republic of Poland 3.75% 5/25/2027	PLN	5,400,000	1,477,695
Republic of Poland 3.875% 2/14/2033 (b)	EUR	220,000	270,878
Republic of Poland 4% 4/25/2047	PLN	306,000	66,925
Republic of Poland 4.125% 1/11/2044 (b)	EUR	100,000	116,476
Republic of Poland 5% 1/25/2030	PLN	1,710,000	476,668
Republic of Poland 5% 10/25/2034	PLN	470,000	126,174
Republic of Poland 5.75% 4/25/2029	PLN	1,320,000	376,837
TOTAL POLAND			6,416,342
PORTUGAL - 0.5%
Portugal Obrigacoes do Tesouro OT 0.475% 10/18/2030 (b)(c)	EUR	258,000	275,553
Portugal Obrigacoes do Tesouro OT 0.7% 10/15/2027 (b)(c)	EUR	350,000	401,684
Portugal Obrigacoes do Tesouro OT 0.9% 10/12/2035 (b)(c)	EUR	734,000	702,279
Portugal Obrigacoes do Tesouro OT 1% 4/12/2052 (b)(c)	EUR	220,000	140,615
Portugal Obrigacoes do Tesouro OT 1.65% 7/16/2032 (b)(c)	EUR	3,000	3,305
Portugal Obrigacoes do Tesouro OT 1.95% 6/15/2029 (b)(c)	EUR	458,000	535,402
Portugal Obrigacoes do Tesouro OT 2.25% 4/18/2034 (b)(c)	EUR	260,000	291,176
Portugal Obrigacoes do Tesouro OT 2.875% 10/15/2025 (b)(c)	EUR	22,000	25,979
Portugal Obrigacoes do Tesouro OT 2.875% 10/20/2034 (b)(c)	EUR	390,000	456,468
Portugal Obrigacoes do Tesouro OT 2.875% 7/21/2026 (b)(c)	EUR	33,000	39,272
Portugal Obrigacoes do Tesouro OT 3% 6/15/2035 (b)(c)	EUR	320,000	375,603
Portugal Obrigacoes do Tesouro OT 3.625% 6/12/2054 (b)(c)	EUR	150,000	169,893
Portugal Obrigacoes do Tesouro OT 3.875% 2/15/2030 (b)(c)	EUR	760,000	956,990
Portugal Obrigacoes do Tesouro OT 4.1% 2/15/2045 (b)(c)	EUR	230,000	288,427
Republic of Portugal 2.125% 10/17/2028 (b)(c)	EUR	70,000	82,672
TOTAL PORTUGAL			4,745,318
ROMANIA - 0.3%
Romanian Republic 1.375% 12/2/2029 (b)	EUR	567,000	584,083
Romanian Republic 2.125% 3/7/2028 (b)	EUR	470,000	533,706
Romanian Republic 2.5% 10/25/2027	RON	2,330,000	487,012
Romanian Republic 2.875% 4/13/2042 (b)	EUR	60,000	43,901
Romanian Republic 2.875% 5/26/2028 (b)	EUR	32,000	36,811
Romanian Republic 3.375% 1/28/2050 (b)	EUR	54,000	38,356
Romanian Republic 4.75% 10/11/2034	RON	1,110,000	212,286
Romanian Republic 4.85% 7/25/2029	RON	1,570,000	332,373
Romanian Republic 7.2% 10/30/2033	RON	1,360,000	310,996
Romanian Republic 8% 4/29/2030	RON	830,000	196,770
TOTAL ROMANIA			2,776,294
RUSSIA - 0.0%
Ministry of Finance of the Russian Federation 7.6% (g)(h)	RUB	4,237,000	0
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2% 7/9/2039 (b)	EUR	163,000	147,605
SINGAPORE - 0.4%
Republic of Singapore 1.625% 7/1/2031	SGD	520,000	399,196
Republic of Singapore 1.875% 10/1/2051	SGD	330,000	235,600
Republic of Singapore 2.125% 6/1/2026	SGD	271,000	213,614
Republic of Singapore 2.25% 8/1/2036	SGD	768,000	602,434
Republic of Singapore 2.375% 7/1/2039	SGD	325,000	257,124
Republic of Singapore 2.625% 5/1/2028	SGD	1,016,000	817,432
Republic of Singapore 2.625% 8/1/2032	SGD	310,000	251,738
Republic of Singapore 2.75% 3/1/2046	SGD	20,000	16,848
Republic of Singapore 2.75% 4/1/2042	SGD	260,000	216,122
Republic of Singapore 2.875% 9/1/2027	SGD	690,000	555,291
Republic of Singapore 3% 8/1/2072 (b)	SGD	250,000	227,117
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	700,000	573,090
TOTAL SINGAPORE			4,365,606
SLOVAKIA - 0.2%
Slovakia Government Bond 0.125% 6/17/2027 (b)	EUR	288,000	326,005
Slovakia Government Bond 0.75% 4/9/2030 (b)	EUR	400,000	433,633
Slovakia Government Bond 1% 10/13/2051 (b)	EUR	160,000	95,779
Slovakia Government Bond 1% 10/9/2030 (b)	EUR	110,000	119,049
Slovakia Government Bond 1.625% 1/21/2031 (b)	EUR	348,000	386,803
Slovakia Government Bond 1.875% 3/9/2037 (b)	EUR	515,000	506,730
Slovakia Government Bond 3.75% 3/6/2034 (b)	EUR	180,000	218,771
TOTAL SLOVAKIA			2,086,770
SLOVENIA - 0.2%
Republic of Slovenia 0.125% 7/1/2031 (b)	EUR	288,000	293,883
Republic of Slovenia 0.6875% 3/3/2081 (b)	EUR	210,000	75,195
Republic of Slovenia 1.1875% 3/14/2029 (b)	EUR	560,000	636,815
Republic of Slovenia 1.25% 3/22/2027 (b)	EUR	84,000	98,016
Republic of Slovenia 1.75% 11/3/2040 (b)	EUR	89,000	83,537
Republic of Slovenia 2.25% 3/3/2032 (b)	EUR	230,000	263,491
Republic of Slovenia 3.625% 3/11/2033 (b)	EUR	110,000	136,345
TOTAL SLOVENIA			1,587,282
SPAIN - 3.5%
Autonomous Community of Madrid Spain 0.827% 7/30/2027 (b)	EUR	50,000	57,389
Autonomous Community of Madrid Spain 1.571% 4/30/2029 (b)	EUR	606,000	691,289
Basque Government 1.45% 4/30/2028 (b)	EUR	370,000	426,714
Junta de Andalucia 0.5% 4/30/2031 (b)	EUR	180,000	185,472
Spanish Kingdom 0% 1/31/2027	EUR	110,000	125,724
Spanish Kingdom 0% 1/31/2028	EUR	1,320,000	1,474,828
Spanish Kingdom 0.1% 4/30/2031 (b)(c)	EUR	1,410,000	1,437,069
Spanish Kingdom 0.5% 10/31/2031 (b)(c)	EUR	976,000	1,003,960
Spanish Kingdom 0.5% 4/30/2030 (b)(c)	EUR	143,000	153,502
Spanish Kingdom 0.6% 10/31/2029 (b)(c)	EUR	574,000	626,756
Spanish Kingdom 0.7% 4/30/2032 (b)(c)	EUR	140,000	143,828
Spanish Kingdom 0.8% 7/30/2027 (b)(c)	EUR	1,203,000	1,383,107
Spanish Kingdom 0.85% 7/30/2037 (b)(c)	EUR	1,098,000	968,368
Spanish Kingdom 1% 10/31/2050 (b)(c)	EUR	1,856,000	1,186,850
Spanish Kingdom 1% 7/30/2042 (b)(c)	EUR	171,000	133,299
Spanish Kingdom 1.2% 10/31/2040 (b)(c)	EUR	2,179,000	1,840,049
Spanish Kingdom 1.25% 10/31/2030 (b)(c)	EUR	1,376,000	1,516,314
Spanish Kingdom 1.3% 10/31/2026 (b)(c)	EUR	150,000	175,296
Spanish Kingdom 1.4% 4/30/2028 (b)(c)	EUR	100,000	115,564
Spanish Kingdom 1.45% 10/31/2027 (b)(c)	EUR	100,000	116,297
Spanish Kingdom 1.45% 10/31/2071 (b)(c)	EUR	490,000	267,282
Spanish Kingdom 1.45% 4/30/2029 (b)(c)	EUR	2,176,000	2,484,216
Spanish Kingdom 1.5% 4/30/2027 (b)(c)	EUR	157,000	183,550
Spanish Kingdom 1.85% 7/30/2035 (b)(c)	EUR	480,000	501,543
Spanish Kingdom 1.9% 10/31/2052 (b)(c)	EUR	960,000	748,943
Spanish Kingdom 1.95% 7/30/2030 (b)(c)	EUR	26,000	29,835
Spanish Kingdom 2.15% 10/31/2025 (b)(c)	EUR	44,000	51,853
Spanish Kingdom 2.35% 7/30/2033 (b)(c)	EUR	292,000	329,492
Spanish Kingdom 2.55% 10/31/2032 (b)(c)	EUR	2,490,000	2,876,758
Spanish Kingdom 2.7% 10/31/2048 (b)(c)	EUR	189,000	183,705
Spanish Kingdom 3.1% 7/30/2031	EUR	590,000	710,808
Spanish Kingdom 3.15% 4/30/2033 (b)(c)	EUR	510,000	610,603
Spanish Kingdom 3.15% 4/30/2035 (b)(c)	EUR	530,000	623,396
Spanish Kingdom 3.2% 10/31/2035 (b)(c)	EUR	260,000	305,549
Spanish Kingdom 3.25% 4/30/2034 (b)(c)	EUR	1,110,000	1,326,953
Spanish Kingdom 3.45% 10/31/2034 (b)(c)	EUR	1,460,000	1,766,491
Spanish Kingdom 3.45% 7/30/2043 (b)(c)	EUR	1,700,000	1,919,250
Spanish Kingdom 3.5% 5/31/2029	EUR	2,220,000	2,727,457
Spanish Kingdom 3.55% 10/31/2033 (b)(c)	EUR	290,000	355,611
Spanish Kingdom 5.15% 10/31/2028 (b)(c)	EUR	1,660,000	2,137,826
TOTAL SPAIN			33,902,796
SWEDEN - 0.4%
Sweden Kingdom 0.125% 5/12/2031 (b)	SEK	1,370,000	130,249
Sweden Kingdom 0.5% 11/24/2045 (b)	SEK	1,660,000	119,740
Sweden Kingdom 0.75% 11/12/2029 (b)	SEK	11,950,000	1,206,380
Sweden Kingdom 0.75% 5/12/2028 (b)	SEK	16,670,000	1,715,649
Sweden Kingdom 1.375% 6/23/2071 (b)	SEK	580,000	39,483
Sweden Kingdom 1.75% 11/11/2033 (b)	SEK	2,500,000	256,366
Sweden Kingdom 3.5% 3/30/2039 (b)	SEK	760,000	90,550
TOTAL SWEDEN			3,558,417
SWITZERLAND - 0.5%
Swiss Confederation 0% 6/22/2029 (b)	CHF	662,000	832,271
Swiss Confederation 0% 6/26/2034 (b)	CHF	974,000	1,187,935
Swiss Confederation 0% 7/24/2039 (b)	CHF	273,000	315,548
Swiss Confederation 0.25% 6/23/2035 (b)	CHF	700,000	867,093
Swiss Confederation 0.5% 5/24/2055 (b)	CHF	180,000	217,017
Swiss Confederation 1.25% 6/28/2043 (b)	CHF	260,000	360,595
Swiss Confederation 1.5% 4/30/2042 (b)	CHF	200,000	286,320
Swiss Confederation 2% 6/25/2064 (b)	CHF	70,000	131,310
Swiss Confederation 3.5% 4/8/2033 (b)	CHF	625,000	981,505
TOTAL SWITZERLAND			5,179,594
THAILAND - 0.8%
Kingdom of Thailand 1.6% 12/17/2029	THB	12,408,000	384,493
Kingdom of Thailand 1.6% 6/17/2035	THB	14,678,000	450,878
Kingdom of Thailand 2% 6/17/2042	THB	7,800,000	240,561
Kingdom of Thailand 2.125% 12/17/2026	THB	69,582,000	2,160,248
Kingdom of Thailand 2.41% 3/17/2035	THB	10,600,000	349,158
Kingdom of Thailand 2.5% 11/17/2029	THB	9,790,000	314,717
Kingdom of Thailand 2.5% 6/17/2071	THB	15,110,000	462,995
Kingdom of Thailand 2.75% 6/17/2052	THB	21,057,000	709,048
Kingdom of Thailand 2.8% 6/17/2034	THB	15,150,000	511,986
Kingdom of Thailand 2.875% 6/17/2046	THB	9,832,000	338,531
Kingdom of Thailand 3.3% 6/17/2038	THB	13,193,000	480,515
Kingdom of Thailand 3.4% 6/17/2036	THB	3,260,000	118,336
Kingdom of Thailand 3.45% 6/17/2043	THB	9,230,000	342,709
Kingdom of Thailand 3.65% 6/20/2031	THB	6,884,000	237,981
Kingdom of Thailand 3.775% 6/25/2032	THB	13,170,000	465,262
Kingdom of Thailand 4.85% 6/17/2061	THB	1,660,000	79,937
TOTAL THAILAND			7,647,355
UNITED KINGDOM - 3.7%
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (b)	GBP	2,137,000	2,352,163
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (b)	GBP	497,000	569,377
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (b)	GBP	1,230,000	1,506,166
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (b)	GBP	845,000	426,194
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (b)	GBP	2,162,000	2,044,867
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (b)	GBP	665,000	420,761
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (b)	GBP	5,200,000	2,324,775
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (b)	GBP	4,399,076	3,547,555
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (b)	GBP	42,000	54,881
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (b)	GBP	1,420,000	851,979
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2047 (b)	GBP	195,000	138,892
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (b)	GBP	409,000	260,384
United Kingdom of Great Britain and Northern Ireland 1.75% 1/22/2049 (b)	GBP	742,000	544,799
United Kingdom of Great Britain and Northern Ireland 1.75% 7/22/2057 (b)	GBP	1,294,000	829,011
United Kingdom of Great Britain and Northern Ireland 1.75% 9/7/2037 (b)	GBP	7,000	7,017
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (b)	GBP	450,000	479,171
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (b)	GBP	2,090,000	2,683,107
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (b)	GBP	1,800,000	1,967,968
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (b)	GBP	1,670,000	1,779,303
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (b)	GBP	630,000	859,562
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (b)	GBP	540,000	590,168
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (b)	GBP	1,630,000	2,258,265
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2040 (b)	GBP	19,000	24,163
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2055 (b)	GBP	30,000	34,921
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (b)	GBP	3,250,000	4,401,112
United Kingdom of Great Britain and Northern Ireland 4.25% 9/7/2039 (b)	GBP	13,000	16,735
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (b)	GBP	600,000	771,332
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (b)	GBP	1,090,000	1,496,849
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (b)	GBP	1,860,000	2,601,754
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (b)	GBP	560,000	782,326
TOTAL UNITED KINGDOM			36,625,557
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $702,581,093)			683,025,929

Non-Convertible Corporate Bonds - 28.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4.125% 3/15/2029 (b)	EUR	100,000	123,118
Telstra Group Ltd 4.9% 3/8/2028	AUD	220,000	147,961
			271,079
Financials - 0.5%
Banks - 0.3%
Australia & New Zealand Banking Group Ltd 5.906% 8/12/2032 (i)	AUD	620,000	419,225
Commonwealth Bank of Australia 0.125% 10/15/2029 (b)	EUR	120,000	127,486
Commonwealth Bank of Australia 4.2% 8/18/2025	AUD	580,000	381,880
Commonwealth Bank of Australia 6.86% 11/9/2032 (b)(i)	AUD	540,000	373,502
National Australia Bank Ltd 2.125% 5/24/2028 (b)	EUR	160,000	186,902
National Australia Bank Ltd 2.347% 8/30/2029 (b)	EUR	130,000	151,577
National Australia Bank Ltd 6.163% 3/9/2033 (b)(i)	AUD	320,000	218,447
Westpac Banking Corp 4.6% 2/16/2026	AUD	300,000	198,402
Westpac Banking Corp 5.754% 4/3/2034 (b)(i)	AUD	300,000	203,499
			2,260,920
Capital Markets - 0.0%
Macquarie Bank Ltd 1.125% 12/15/2025 (b)	GBP	110,000	148,691
Macquarie Group Ltd 0.943% 1/19/2029 (b)	EUR	120,000	132,355
			281,046
Financial Services - 0.2%
Amcor UK Finance PLC 1.125% 6/23/2027	EUR	1,384,000	1,585,336
Australian Capital Territory 5.25% 10/23/2036 (b)	AUD	110,000	73,267
			1,658,603
TOTAL FINANCIALS			4,200,569

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (b)	EUR	310,000	354,728
Transurban Finance Co Pty Ltd 3.713% 3/12/2032 (b)	EUR	100,000	120,090
			474,818
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Capital Finance DAC 0.75% 3/1/2029 (b)	EUR	100,000	108,955
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 1.625% 3/11/2081 (b)(i)	EUR	100,000	115,539
Gas Utilities - 0.0%
APA Infrastructure Ltd 2% 7/15/2030 (b)	EUR	110,000	122,278
TOTAL UTILITIES			237,817

TOTAL AUSTRALIA			5,293,238
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG 2.375% 4/9/2032 (b)	EUR	76,000	86,835
Financials - 0.1%
Banks - 0.1%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/2031 (b)	EUR	300,000	301,997
Erste Group Bank AG 0.01% 9/11/2029 (b)	EUR	400,000	423,957
Erste Group Bank AG 0.25% 9/14/2029 (b)	EUR	100,000	106,013
Oesterreichische Kontrollbank AG 0.5% 12/15/2025 (b)	GBP	152,000	205,126
Raiffeisen Bank International AG 4.75% 1/26/2027 (b)(i)	EUR	200,000	238,441
Raiffeisenlandesbank Niederoesterreich-Wien AG 2.375% 8/31/2032 (b)	EUR	100,000	112,986
			1,388,520
Industrials - 0.1%
Construction & Engineering - 0.1%
Autobahnen- und Schnell- strassen-Finanzierungs AG 0.1% 7/16/2035 (b)	EUR	710,000	622,292
TOTAL AUSTRIA			2,097,647
BELGIUM - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Communaute Francaise de Belgique 1.625% 5/3/2032 (b)	EUR	100,000	107,402
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV 1.5% 4/18/2030 (b)	EUR	49,000	54,986
Anheuser-Busch InBev SA/NV 2% 3/17/2028 (b)	EUR	23,000	26,971
Anheuser-Busch InBev SA/NV 2.85% 5/25/2037 (b)	GBP	200,000	217,109
Anheuser-Busch InBev SA/NV 3.7% 4/2/2040 (b)	EUR	331,000	382,221
			681,287
Financials - 0.2%
Banks - 0.2%
Belfius Bank SA 0% 8/28/2026 (b)	EUR	100,000	114,750
Belfius Bank SA 5.25% 4/19/2033 (b)(i)	EUR	200,000	247,277
Dexia SA 0.625% 1/17/2026 (b)	EUR	500,000	584,040
Dexia SA 1% 10/18/2027 (b)	EUR	100,000	114,600
Dexia SA 1.25% 7/21/2025 (b)	GBP	200,000	274,059
KBC Group NV 0.125% 1/14/2029 (b)(i)	EUR	200,000	221,887
KBC Group NV 4.375% 4/19/2030 (b)(i)	EUR	100,000	123,872
			1,680,485
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Transmission Belgium SA 0.875% 4/28/2030 (b)	EUR	100,000	107,173
FLUVIUS System Operator CV 0.25% 6/14/2028 (b)	EUR	500,000	549,527
			656,700
TOTAL BELGIUM			3,125,874
CANADA - 2.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Bell Canada 4.45% 2/27/2047 (b)	CAD	30,000	19,881
Bell Canada 5.15% 8/24/2034	CAD	590,000	453,548
TELUS Corp 2.05% 10/7/2030	CAD	490,000	333,124
TELUS Corp 3.95% 2/16/2050	CAD	33,000	20,473
			827,026
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 12/9/2030	CAD	968,000	679,686
TOTAL COMMUNICATION SERVICES			1,506,712

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Pipelines Inc 4.13% 8/9/2046	CAD	406,000	257,312
Inter Pipeline Ltd/AB 4.232% 6/1/2027	CAD	1,526,000	1,133,033
Keyera Corp 3.959% 5/29/2030	CAD	761,000	559,896
North West Redwater Partnership / NWR Financing Co Ltd 4.35% 1/10/2039	CAD	591,000	420,486
Pembina Pipeline Corp 4.74% 1/21/2047	CAD	402,000	273,853
TransCanada PipeLines Ltd 3% 9/18/2029 (b)	CAD	30,000	21,590
TransCanada PipeLines Ltd 4.18% 7/3/2048 (b)	CAD	33,000	21,021
TransCanada PipeLines Ltd 4.35% 6/6/2046	CAD	456,000	299,793
			2,986,984
Financials - 1.4%
Banks - 1.1%
Bank of Montreal 3.19% 3/1/2028	CAD	585,000	429,998
Bank of Montreal 6.034% 9/7/2033 (i)	CAD	60,000	47,062
Bank of Nova Scotia/The 0.01% 1/14/2027 (b)	EUR	500,000	570,150
Bank of Nova Scotia/The 0.25% 11/1/2028 (b)	EUR	140,000	152,386
Bank of Nova Scotia/The 3.1% 2/2/2028	CAD	85,000	62,477
Bank of Nova Scotia/The 3.934% 5/3/2032 (i)	CAD	440,000	326,196
Bank of Nova Scotia/The 5.5% 12/29/2025	CAD	840,000	624,706
Bank of Nova Scotia/The 5.679% 8/2/2033 (i)	CAD	160,000	124,173
Canadian Imperial Bank of Commerce 0.01% 4/30/2029 (b)	EUR	3,019,000	3,235,743
Canadian Imperial Bank of Commerce 1.7% 7/15/2026	CAD	498,000	361,628
Canadian Imperial Bank of Commerce 4.9% 4/2/2027 (i)	CAD	840,000	624,891
Canadian Imperial Bank of Commerce 5.33% 1/20/2033 (i)	CAD	150,000	114,604
Federation des Caisses Desjardins du Quebec 5.279% 5/15/2034 (i)	CAD	50,000	38,490
Federation des Caisses Desjardins du Quebec 5.467% 11/17/2028	CAD	80,000	62,418
National Bank of Canada 2.237% 11/4/2026	CAD	360,000	261,635
Royal Bank of Canada 0.01% 1/27/2031 (b)	EUR	120,000	121,425
Royal Bank of Canada 0.625% 9/10/2025 (b)	EUR	756,000	888,107
Royal Bank of Canada 2.125% 4/26/2029 (b)	EUR	110,000	126,531
Royal Bank of Canada 4.612% 7/26/2027	CAD	530,000	400,426
Royal Bank of Canada 4.632% 5/1/2028	CAD	340,000	258,560
Royal Bank of Canada 5.01% 2/1/2033 (i)	CAD	250,000	190,028
Toronto Dominion Bank 1.707% 7/28/2025 (b)	EUR	360,000	423,939
Toronto Dominion Bank 3.631% 12/13/2029 (b)	EUR	320,000	386,549
Toronto Dominion Bank 4.002% 10/31/2030 (i)	CAD	210,000	156,527
Toronto Dominion Bank 4.68% 1/8/2029	CAD	350,000	267,352
Toronto Dominion Bank 5.177% 4/9/2034 (b)(i)	CAD	80,000	61,412
			10,317,413
Capital Markets - 0.3%
Brookfield Corp 3.8% 3/16/2027	CAD	260,000	192,420
CPPIB Capital Inc 0.25% 4/6/2027 (b)	EUR	300,000	342,284
CPPIB Capital Inc 1.25% 12/7/2027 (b)	GBP	544,000	699,648
CPPIB Capital Inc 3% 6/15/2028 (b)	CAD	1,310,000	967,260
CPPIB Capital Inc 4.2% 5/2/2028 (b)	AUD	90,000	60,019
Ontario Teachers' Finance Trust 0.95% 11/24/2051 (b)	EUR	110,000	67,512
PSP Capital Inc 1.5% 3/15/2028 (b)	CAD	340,000	241,230
			2,570,373
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.7% 12/16/2026	CAD	234,000	174,769
Great-West Lifeco Inc 5.998% 11/16/2039	CAD	50,000	40,932
Intact Financial Corp 4.653% 5/16/2034 (i)	CAD	190,000	144,722
Sun Life Financial Inc 2.06% 10/1/2035 (i)	CAD	110,000	74,938
Sun Life Financial Inc 2.58% 5/10/2032 (b)(i)	CAD	50,000	36,315
Sun Life Financial Inc 2.8% 11/21/2033 (i)	CAD	50,000	36,098
			507,774
TOTAL FINANCIALS			13,395,560

Industrials - 0.0%
Electrical Equipment - 0.0%
Brookfield Renewable Partners ULC 5.84% 11/5/2036	CAD	80,000	64,303
Ground Transportation - 0.0%
Canadian National Railway Co 3.6% 8/1/2047	CAD	229,000	141,764
Transportation Infrastructure - 0.0%
407 International Inc 2.84% 3/7/2050	CAD	73,000	38,621
407 International Inc 3.65% 9/8/2044 (b)	CAD	295,000	187,639
Greater Toronto Airports Authority 2.75% 10/17/2039	CAD	516,000	311,669
			537,929
TOTAL INDUSTRIALS			743,996

Real Estate - 0.0%
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust 3.113% 4/8/2027	CAD	110,000	79,630
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust 4.178% 3/8/2028	CAD	128,000	95,824
Choice Properties Real Estate Investment Trust 5.03% 2/28/2031	CAD	60,000	46,166
SmartCentres Real Estate Investment Trust 2.307% 12/18/2028	CAD	100,000	69,835
			211,825
TOTAL REAL ESTATE			291,455

Utilities - 0.3%
Electric Utilities - 0.2%
AltaLink LP 3.717% 12/3/2046	CAD	338,000	215,556
Brookfield Infrastructure Finance ULC 5.98% 2/14/2033	CAD	90,000	72,661
FortisAlberta Inc 2.632% 6/8/2051	CAD	50,000	25,154
Hydro One Inc 1.69% 1/16/2031	CAD	417,000	279,763
Hydro One Inc 3.02% 4/5/2029	CAD	30,000	21,887
Hydro One Inc 4.46% 1/27/2053	CAD	230,000	163,318
Hydro One Inc 5.36% 5/20/2036	CAD	50,000	40,032
Hydro-Quebec 2.1% 2/15/2060	CAD	70,000	30,373
Hydro-Quebec 4% 2/15/2055	CAD	220,000	149,203
Hydro-Quebec 4% 2/15/2063	CAD	500,000	337,962
Hydro-Quebec 5% 2/15/2050	CAD	370,000	292,226
Nova Scotia Power Inc 5.67% 11/14/2035	CAD	90,000	71,578
Ontario Power Generation Inc 3.215% 4/8/2030	CAD	100,000	72,611
Ontario Power Generation Inc 4.248% 1/18/2049	CAD	50,000	33,735
Toronto Hydro Corp 2.43% 12/11/2029	CAD	80,000	56,740
			1,862,799
Gas Utilities - 0.0%
Enbridge Gas Inc 3.65% 4/1/2050	CAD	290,000	178,443
FortisBC Energy Inc 2.82% 8/9/2049	CAD	70,000	37,479
			215,922
Multi-Utilities - 0.1%
CU Inc 3.548% 11/22/2047	CAD	280,000	173,282
EPCOR Utilities Inc 3.554% 11/27/2047	CAD	571,000	353,532
			526,814
TOTAL UTILITIES			2,605,535

TOTAL CANADA			21,530,242
CHINA - 4.5%
Financials - 4.5%
Banks - 2.8%
China Development Bank 3% 1/17/2032	CNY	10,000,000	1,503,975
China Development Bank 3.02% 3/6/2033	CNY	16,400,000	2,491,755
China Development Bank 3.34% 7/14/2025	CNY	19,020,000	2,655,509
China Development Bank 3.41% 6/7/2031	CNY	2,540,000	387,865
China Development Bank 3.48% 1/8/2029	CNY	62,240,000	9,228,760
China Development Bank 3.5% 11/4/2046	CNY	820,000	144,768
China Development Bank 3.7% 10/20/2030	CNY	17,030,000	2,616,428
China Development Bank 3.8% 1/25/2036	CNY	550,000	91,257
China Development Bank 3.9% 8/3/2040	CNY	12,690,000	2,223,653
Export-Import Bank of China/The 3.38% 7/16/2031	CNY	32,570,000	4,969,170
			26,313,140
Financial Services - 1.7%
Agricultural Development Bank of China 2.99% 8/11/2026	CNY	31,790,000	4,506,063
Agricultural Development Bank of China 3.3% 11/5/2031	CNY	42,520,000	6,484,171
Agricultural Development Bank of China 3.52% 5/24/2031	CNY	38,250,000	5,867,618
			16,857,852
TOTAL FINANCIALS			43,170,992

Utilities - 0.0%
Electric Utilities - 0.0%
State Grid Overseas Investment BVI Ltd 0.797% 8/5/2026 (b)	EUR	160,000	184,755
TOTAL CHINA			43,355,747
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 2.75% 5/12/2026 (b)	EUR	153,000	179,907
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS 0.875% 12/2/2026 (b)	EUR	210,000	241,708
TOTAL CZECH REPUBLIC			421,615
DENMARK - 0.3%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 1.5% 9/2/2030 (b)(i)	EUR	110,000	129,192
Danske Bank A/S 4% 1/12/2027 (b)(i)	EUR	210,000	249,491
Danske Bank A/S 4.5% 11/9/2028 (b)(i)	EUR	110,000	135,206
Danske Bank A/S 4.625% 4/13/2027 (b)(i)	GBP	100,000	137,296
Jyske Bank A/S 0.25% 2/17/2028 (b)(i)	EUR	100,000	113,772
Nykredit Realkredit AS 0.5% 7/10/2025 (b)	EUR	144,000	169,565
Nykredit Realkredit AS 0.75% 1/20/2027	EUR	550,000	631,536
			1,566,058
Financial Services - 0.0%
Kommunekredit 0% 11/17/2029	EUR	240,000	254,705
Kommunekredit 0% 8/27/2030 (b)	EUR	130,000	134,817
Kommunekredit 0.125% 9/26/2040 (b)	EUR	100,000	73,183
			462,705
TOTAL FINANCIALS			2,028,763

Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.375% 11/6/2032 (b)	EUR	200,000	235,868
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS 2.125% 5/17/2027 (b)	GBP	104,000	136,340
Orsted AS 2.5% 5/16/2033 (b)	GBP	104,000	114,966
Orsted AS 5.125% 9/13/2034 (b)	GBP	290,000	380,365
			631,671
TOTAL DENMARK			2,896,302
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.1%
Nordea Bank Abp 0.5% 3/19/2031 (b)	EUR	120,000	123,382
Nordea Bank Abp 0.625% 8/18/2031 (b)(i)	EUR	220,000	253,769
Nordea Bank Abp 2.5% 5/23/2029 (b)	EUR	244,000	284,566
Nordea Kiinnitysluottopankki Oyj 2.5% 9/14/2032 (b)	EUR	110,000	126,893
OP Mortgage Bank 0.01% 11/19/2030 (b)	EUR	180,000	183,962
			972,572
Capital Markets - 0.0%
Finnvera Oyj 2.875% 8/30/2029 (b)	EUR	200,000	239,399
Financial Services - 0.1%
Kuntarahoitus Oyj 0.25% 2/25/2032 (b)	EUR	140,000	140,419
Kuntarahoitus Oyj 2.75% 2/2/2034 (b)	EUR	110,000	127,552
Kuntarahoitus Oyj 5.125% 7/22/2027 (b)	GBP	120,000	168,198
OP Corporate Bank plc 0.1% 11/16/2027 (b)	EUR	130,000	144,898
OP Corporate Bank plc 1.375% 9/4/2026 (b)	GBP	160,000	211,585
			792,652
TOTAL FINLAND			2,004,623
FRANCE - 4.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ile-de-France Mobilites 0.4% 5/28/2031 (b)	EUR	300,000	305,882
Ile-de-France Mobilites 3.7% 6/14/2038 (b)	EUR	100,000	117,116
Orange SA 0.75% 6/29/2034 (b)	EUR	600,000	563,907
Orange SA 8.125% 1/28/2033	EUR	70,000	108,921
			1,095,826
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA 0.25% 11/2/2032 (b)	EUR	200,000	189,719
Automobiles - 0.1%
RCI Banque SA 1.625% 5/26/2026 (b)	EUR	37,000	43,263
RCI Banque SA 4.875% 10/2/2029 (b)	EUR	270,000	338,005
			381,268
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA 3.625% 3/11/2036 (b)	EUR	200,000	225,070
TOTAL CONSUMER DISCRETIONARY			796,057

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.625% 5/7/2034 (b)	EUR	100,000	117,579
Food Products - 0.0%
Danone SA 3.071% 9/7/2032 (b)	EUR	200,000	235,687
TOTAL CONSUMER STAPLES			353,266

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 1.491% 4/8/2027 (b)	EUR	100,000	116,019
Financials - 2.7%
Banks - 1.8%
Agence Francaise de Developpement EPIC 0.125% 9/29/2031 (b)	EUR	200,000	197,689
Arkea Public Sector SCF SA 0.875% 3/31/2028 (b)	EUR	200,000	226,236
Banque Federative du Credit Mutuel SA 0.625% 11/19/2027 (b)	EUR	100,000	112,928
Banque Federative du Credit Mutuel SA 0.75% 1/17/2030 (b)	EUR	200,000	212,789
Banque Federative du Credit Mutuel SA 0.875% 12/7/2027 (b)	GBP	600,000	756,960
Banque Federative du Credit Mutuel SA 1% 7/16/2026 (b)	GBP	100,000	132,438
Banque Federative du Credit Mutuel SA 1.125% 11/19/2031 (b)	EUR	100,000	100,849
Banque Federative du Credit Mutuel SA 1.25% 5/26/2027 (b)	EUR	100,000	115,505
Banque Federative du Credit Mutuel SA 1.25% 6/3/2030 (b)	EUR	300,000	323,085
Banque Federative du Credit Mutuel SA 2.5% 5/25/2028 (b)	EUR	300,000	350,137
Banque Federative du Credit Mutuel SA 2.625% 11/6/2029 (b)	EUR	100,000	116,084
Banque Federative du Credit Mutuel SA 3.875% 6/16/2032 (b)(i)	EUR	200,000	239,391
Banque Federative du Credit Mutuel SA 4.375% 5/2/2030 (b)	EUR	100,000	123,978
Banque Federative du Credit Mutuel SA 4.75% 11/10/2031 (b)	EUR	200,000	253,171
BNP Paribas SA 0.5% 1/19/2030 (b)(i)	EUR	300,000	324,481
BNP Paribas SA 0.5% 2/19/2028 (b)(i)	EUR	400,000	456,668
BNP Paribas SA 0.625% 12/3/2032 (b)	EUR	100,000	96,444
BNP Paribas SA 0.875% 7/11/2030 (b)(i)	EUR	100,000	108,108
BNP Paribas SA 1.25% 7/13/2031 (b)	GBP	100,000	110,289
BNP Paribas SA 1.625% 7/2/2031 (b)	EUR	100,000	106,371
BNP Paribas SA 1.875% 12/14/2027 (b)	GBP	200,000	258,107
BNP Paribas SA 2% 5/24/2031 (b)(i)	GBP	200,000	267,321
BNP Paribas SA 2% 9/13/2036 (b)	GBP	100,000	97,161
BNP Paribas SA 2.5% 3/31/2032 (b)(i)	EUR	100,000	116,842
BNP Paribas SA 2.538% 7/13/2029 (i)	CAD	250,000	177,735
BNP Paribas SA 3.375% 1/23/2026 (b)	GBP	550,000	749,831
BNP Paribas SA 4.75% 11/13/2032 (b)(i)	EUR	100,000	126,338
BPCE SA 0.25% 1/14/2031 (b)	EUR	200,000	202,898
BPCE SA 0.25% 1/15/2026 (b)	EUR	100,000	116,600
BPCE SA 0.5% 9/15/2027 (b)(i)	EUR	600,000	690,721
BPCE SA 0.75% 3/3/2031 (b)	EUR	200,000	205,100
BPCE SA 1% 1/14/2032 (b)	EUR	200,000	202,114
BPCE SA 1.375% 12/23/2026 (b)	GBP	100,000	131,277
BPCE SA 1.625% 1/31/2028 (b)	EUR	100,000	115,278
BPCE SA 2.25% 3/2/2032 (b)(i)	EUR	100,000	116,117
BPCE SA 2.5% 11/30/2032 (b)(i)	GBP	100,000	128,942
BPCE SA 5.75% 6/1/2033 (b)(i)	EUR	100,000	126,383
Carrefour Banque SA 4.079% 5/5/2027 (b)	EUR	100,000	120,351
Cie de Financement Foncier SA 0.01% 4/16/2029 (b)	EUR	1,000,000	1,073,222
Credit Agricole Home Loan SFH SA 0.05% 12/6/2029 (b)	EUR	200,000	210,861
Credit Agricole Home Loan SFH SA 1.5% 9/28/2038 (b)	EUR	300,000	279,900
Credit Agricole SA 0.375% 4/20/2028 (b)	EUR	100,000	111,153
Credit Agricole SA 0.5% 9/21/2029 (b)(i)	EUR	100,000	109,554
Credit Agricole SA 1% 9/18/2025 (b)	EUR	200,000	234,961
Credit Agricole SA 1.125% 7/12/2032 (b)	EUR	400,000	404,747
Credit Agricole SA 1.874% 12/9/2031 (b)(i)	GBP	200,000	262,461
Credit Agricole SA 2.625% 3/17/2027 (b)	EUR	107,000	126,060
Credit Agricole SA 3.75% 1/23/2031 (b)(i)	EUR	200,000	242,283
Credit Agricole SA 3.875% 11/28/2034 (b)	EUR	100,000	121,433
Credit Agricole SA 4% 1/18/2033 (b)	EUR	100,000	123,530
Credit Agricole SA 4.875% 10/23/2029 (b)	GBP	100,000	138,314
Credit Mutuel Arkea SA 0.375% 10/3/2028 (b)	EUR	300,000	328,178
Credit Mutuel Arkea SA 0.875% 10/25/2031 (b)	EUR	100,000	101,442
HSBC Continental Europe SA 0.1% 9/3/2027 (b)	EUR	200,000	224,348
HSBC Continental Europe SA 1.375% 9/4/2028 (b)	EUR	300,000	341,422
La Banque Postale SA 0.75% 8/2/2032 (b)(i)	EUR	100,000	112,855
La Banque Postale SA 1% 2/9/2028 (b)(i)	EUR	400,000	460,010
La Banque Postale SA 5.625% 9/21/2028 (b)(i)	GBP	100,000	139,057
SFIL SA 0.25% 12/1/2031 (b)	EUR	200,000	198,570
SFIL SA 3.125% 9/17/2029 (b)	EUR	100,000	120,102
Societe Generale SA 0.875% 9/22/2028 (b)(i)	EUR	500,000	568,306
Societe Generale SA 0.875% 9/24/2029 (b)	EUR	100,000	108,100
Societe Generale SA 1% 11/24/2030 (i)	EUR	200,000	233,705
Societe Generale SA 1.125% 6/30/2031 (b)(i)	EUR	200,000	231,303
Societe Generale SA 1.25% 12/7/2027 (b)	GBP	300,000	381,314
Societe Generale SA 1.25% 6/12/2030 (b)	EUR	200,000	215,028
Societe Generale SA 4.25% 11/16/2032 (b)	EUR	100,000	126,027
Societe Generale SFH SA 3.125% 2/24/2026 (b)	EUR	1,000,000	1,185,393
			16,926,356
Capital Markets - 0.2%
Bpifrance SACA 0.05% 9/26/2029 (b)	EUR	600,000	635,485
Bpifrance SACA 0.25% 3/29/2030 (b)	EUR	100,000	105,391
Bpifrance SACA 0.625% 5/25/2026 (b)	EUR	200,000	232,616
Bpifrance SACA 2.125% 11/29/2027 (b)	EUR	200,000	235,286
Bpifrance SACA 3% 9/10/2026 (b)	EUR	500,000	595,545
			1,804,323
Financial Services - 0.6%
BPCE SFH SA 0.01% 10/16/2028 (b)	EUR	500,000	544,833
BPCE SFH SA 3.375% 6/27/2033 (b)	EUR	400,000	482,152
Caisse de Refinancement de l'Habitat SA 0.01% 10/8/2029 (b)	EUR	600,000	634,643
Caisse Francaise de Financement Local SA 0.125% 2/15/2036 (b)	EUR	900,000	758,866
Caisse Francaise de Financement Local SA 0.125% 6/30/2031 (b)	EUR	1,200,000	1,200,974
UNEDIC ASSEO 0% 11/25/2028 (b)	EUR	200,000	217,651
UNEDIC ASSEO 0.25% 11/25/2029 (b)	EUR	600,000	640,429
UNEDIC ASSEO 0.25% 7/16/2035 (b)	EUR	400,000	351,261
UNEDIC ASSEO 0.875% 5/25/2028 (b)	EUR	400,000	453,049
UNEDIC ASSEO 1.25% 10/21/2027 (b)	EUR	100,000	115,450
UNEDIC ASSEO 1.5% 4/20/2032 (b)	EUR	100,000	107,763
			5,507,071
Insurance - 0.1%
AXA SA 1.875% 7/10/2042 (b)(i)	EUR	253,000	264,862
AXA SA 3.375% 7/6/2047 (b)(i)	EUR	100,000	118,891
CNP Assurances SACA 2.5% 6/30/2051 (b)(i)	EUR	100,000	110,392
Credit Agricole Assurances SA 1.5% 10/6/2031 (b)	EUR	100,000	103,922
Credit Agricole Assurances SA 2% 7/17/2030 (b)	EUR	100,000	110,079
La Mondiale SAM 0.75% 4/20/2026 (b)	EUR	100,000	116,068
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal 0.625% 6/21/2027 (b)	EUR	200,000	225,726
			1,049,940
TOTAL FINANCIALS			25,287,690

Industrials - 0.7%
Aerospace & Defense - 0.0%
Airbus SE 2.375% 6/9/2040 (b)	EUR	166,000	165,261
Building Products - 0.0%
Cie de Saint-Gobain SA 3.375% 4/8/2030 (b)	EUR	200,000	239,936
Cie de Saint-Gobain SA 3.875% 11/29/2030 (b)	EUR	200,000	245,095
			485,031
Construction & Engineering - 0.0%
Bouygues SA 0.5% 2/11/2030 (b)	EUR	100,000	106,059
Bouygues SA 2.25% 6/29/2029 (b)	EUR	100,000	115,704
Bouygues SA 4.625% 6/7/2032 (b)	EUR	100,000	127,094
			348,857
Electrical Equipment - 0.0%
Legrand SA 0.375% 10/6/2031 (b)	EUR	200,000	199,925
Ground Transportation - 0.5%
Ayvens SA 4% 7/5/2027 (b)	EUR	200,000	242,276
SNCF Reseau 0.875% 1/22/2029 (b)	EUR	1,000,000	1,111,219
SNCF Reseau 1.125% 5/19/2027 (b)	EUR	1,100,000	1,269,965
Societe Nationale SNCF SACA 0.625% 4/17/2030 (b)	EUR	500,000	534,092
Societe Nationale SNCF SACA 3.125% 11/2/2027 (b)	EUR	500,000	600,935
			3,758,487
Transportation Infrastructure - 0.2%
Aeroports de Paris SA 2.125% 10/2/2026 (b)	EUR	200,000	234,925
APRR SA 1.875% 1/6/2031 (b)	EUR	200,000	222,494
Autoroutes du Sud de la France SA 2.75% 9/2/2032 (b)	EUR	300,000	342,112
La Poste SA 1.375% 4/21/2032 (b)	EUR	400,000	420,449
			1,219,980
TOTAL INDUSTRIALS			6,177,541

Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE 1.125% 6/23/2030 (b)	EUR	100,000	108,346
Materials - 0.0%
Chemicals - 0.0%
Arkema SA 0.75% 12/3/2029 (b)	EUR	100,000	108,388
Real Estate - 0.2%
Diversified REITs - 0.0%
ICADE 1.625% 2/28/2028 (b)	EUR	100,000	114,586
Office REITs - 0.0%
Gecina SA 1.375% 1/26/2028 (b)	EUR	200,000	228,589
Retail REITs - 0.2%
Klepierre SA 0.875% 2/17/2031 (b)	EUR	100,000	103,893
Unibail-Rodamco-Westfield SE 0.75% 10/25/2028 (b)	EUR	500,000	552,423
Unibail-Rodamco-Westfield SE 1% 2/27/2027 (b)	EUR	600,000	692,160
Unibail-Rodamco-Westfield SE 1.5% 5/29/2029 (b)	EUR	120,000	134,149
Unibail-Rodamco-Westfield SE 3.5% 9/11/2029 (b)	EUR	200,000	239,634
			1,722,259
TOTAL REAL ESTATE			2,065,434

Utilities - 0.3%
Electric Utilities - 0.2%
Coentreprise de Transport d'Electricite SA 1.5% 7/29/2028 (b)	EUR	100,000	113,449
Electricite de France SA 1% 11/29/2033 (b)	EUR	100,000	95,466
Electricite de France SA 2% 12/9/2049 (b)	EUR	400,000	289,589
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	200,000	266,817
RTE Reseau de Transport d'Electricite SADIR 0% 9/9/2027 (b)	EUR	100,000	111,608
RTE Reseau de Transport d'Electricite SADIR 0.625% 7/8/2032 (b)	EUR	500,000	491,823
			1,368,752
Multi-Utilities - 0.1%
Engie SA 0.375% 10/26/2029 (b)	EUR	700,000	743,602
Engie SA 1.25% 10/24/2041 (b)	EUR	200,000	153,229
Engie SA 5.625% 4/3/2053 (b)	GBP	100,000	123,121
Veolia Environnement SA 0.664% 1/15/2031 (b)	EUR	100,000	103,268
Veolia Environnement SA 1.25% 4/15/2028 (b)	EUR	100,000	113,998
Veolia Environnement SA 1.25% 5/14/2035 (b)	EUR	100,000	94,962
			1,332,180
Water Utilities - 0.0%
Suez SACA 1.875% 5/24/2027 (b)	EUR	100,000	116,213
Suez SACA 2.375% 5/24/2030 (b)	EUR	100,000	113,947
Suez SACA 4.625% 11/3/2028 (b)	EUR	100,000	124,024
			354,184
TOTAL UTILITIES			3,055,116

TOTAL FRANCE			39,163,683
GERMANY - 3.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom AG 3.125% 2/6/2034 (b)	GBP	60,000	72,920
Deutsche Telekom AG 3.25% 3/20/2036 (b)	EUR	180,000	207,278
			280,198
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	100,000	118,579
Automobiles - 0.2%
BMW Finance NV 1.5% 2/6/2029 (b)	EUR	86,000	97,615
BMW Finance NV 3.25% 7/22/2030 (b)	EUR	350,000	422,105
Mercedes-Benz Group AG 1.125% 8/8/2034 (b)	EUR	267,000	255,440
Mercedes-Benz Group AG 1.5% 7/3/2029 (b)	EUR	44,000	49,581
Mercedes-Benz Group AG 2.375% 5/22/2030 (b)	EUR	100,000	115,155
Mercedes-Benz International Finance BV 0.375% 11/8/2026 (b)	EUR	23,000	26,405
Mercedes-Benz International Finance BV 1.375% 6/26/2026 (b)	EUR	44,000	51,378
Mercedes-Benz International Finance BV 3.25% 9/15/2027 (b)	EUR	410,000	492,038
Volkswagen Financial Services NV 1.125% 7/5/2026 (b)	GBP	100,000	132,513
Volkswagen International Finance NV 1.625% 1/16/2030 (b)	EUR	45,000	49,815
Volkswagen International Finance NV 3.25% 11/18/2030 (b)	EUR	200,000	235,348
Volkswagen International Finance NV 4.125% 11/16/2038 (b)	EUR	200,000	235,885
			2,163,278
TOTAL CONSUMER DISCRETIONARY			2,281,857

Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 1.5% 9/25/2028 (b)	EUR	100,000	113,309
Financials - 2.4%
Banks - 0.5%
Berlin Hyp AG 0.25% 5/19/2033 (b)	EUR	1,020,000	978,957
Commerzbank AG 0.01% 3/11/2030	EUR	183,000	191,577
Commerzbank AG 0.5% 12/4/2026 (b)	EUR	58,000	66,663
Commerzbank AG 1.25% 1/9/2034	EUR	58,000	59,678
Commerzbank AG 1.5% 8/28/2028 (b)	EUR	100,000	115,072
Commerzbank AG 1.875% 2/28/2028 (b)	EUR	100,000	116,346
Commerzbank AG 4% 12/5/2030 (b)(i)	EUR	400,000	472,358
Commerzbank AG 4.625% 3/21/2028 (b)(i)	EUR	300,000	365,855
Hamburg Commercial Bank AG 0.01% 1/19/2027 (b)	EUR	100,000	113,556
Investitionsbank Berlin 0.01% 7/15/2027	EUR	500,000	563,908
Landesbank Baden-Wuerttemberg 0.375% 5/7/2029 (b)	EUR	100,000	106,896
Landesbank Baden-Wuerttemberg 3% 4/26/2027 (b)	EUR	200,000	239,117
Muenchener Hypothekenbank eG 1.875% 8/25/2032 (b)	EUR	60,000	66,572
NRW Bank 0.5% 6/17/2041 (b)	EUR	50,000	37,405
NRW Bank 0.875% 4/12/2034	EUR	387,000	384,236
UniCredit Bank GmbH 0.25% 1/15/2032 (b)	EUR	39,000	39,065
UniCredit Bank GmbH 0.375% 1/17/2033 (b)	EUR	200,000	195,876
UniCredit Bank GmbH 0.85% 5/22/2034 (b)	EUR	102,000	99,313
Volkswagen Bank GmbH 2.5% 7/31/2026 (b)	EUR	100,000	117,689
			4,330,139
Capital Markets - 0.2%
Deutsche Bank AG 0.75% 2/17/2027 (b)(i)	EUR	100,000	116,604
Deutsche Bank AG 1.375% 9/3/2026 (b)(i)	EUR	200,000	235,122
Deutsche Bank AG 1.625% 1/20/2027 (b)	EUR	700,000	815,084
Deutsche Bank AG 1.875% 2/23/2028 (b)(i)	EUR	200,000	232,883
Deutsche Bank AG 3.25% 5/24/2028 (b)(i)	EUR	100,000	119,156
Deutsche Bank AG 4% 6/24/2032 (b)(i)	EUR	100,000	119,385
Deutsche Bank AG 4.125% 4/4/2030 (b)(i)	EUR	200,000	243,461
Deutsche Boerse AG 0.125% 2/22/2031 (b)	EUR	100,000	101,336
Deutsche Boerse AG 1.5% 4/4/2032 (b)	EUR	100,000	106,678
			2,089,709
Consumer Finance - 0.1%
Volkswagen Financial Services AG 0.375% 2/12/2030 (b)	EUR	70,000	72,557
Volkswagen Financial Services AG 0.875% 1/31/2028 (b)	EUR	630,000	707,855
Volkswagen Financial Services AG 3.375% 4/6/2028 (b)	EUR	32,000	38,307
			818,719
Financial Services - 1.5%
Aareal Bank AG 0.01% 2/1/2028 (b)	EUR	100,000	110,959
Aareal Bank AG 0.05% 9/2/2026 (b)	EUR	100,000	113,900
DZ HYP AG 0.5% 6/16/2026 (b)	EUR	1,200,000	1,391,667
Free and Hanseatic City of Hamburg 0.25% 2/18/2041 (b)	EUR	190,000	137,708
KfW 0% 9/15/2028 (b)	EUR	442,000	486,512
KfW 0% 9/17/2030 (b)	EUR	261,000	271,483
KfW 0% 9/30/2026 (b)	EUR	273,000	314,015
KfW 0.01% 5/5/2027 (b)	EUR	38,000	43,202
KfW 0.05% 9/29/2034 (b)	EUR	1,284,000	1,175,581
KfW 0.125% 12/30/2026 (b)	GBP	1,064,000	1,380,927
KfW 0.625% 1/7/2028	EUR	1,834,000	2,086,238
KfW 0.625% 2/22/2027	EUR	283,000	326,352
KfW 0.75% 12/7/2027 (b)	GBP	320,000	407,749
KfW 0.75% 6/28/2028	EUR	72,000	81,479
KfW 0.875% 7/4/2039 (b)	EUR	110,000	96,836
KfW 0.875% 9/15/2026 (b)	GBP	43,000	56,890
KfW 1.375% 2/2/2028 (b)	SEK	310,000	32,180
KfW 2.15% 8/25/2025	AUD	1,210,000	794,457
KfW 2.625% 1/10/2034 (b)	EUR	420,000	489,134
KfW 2.875% 12/28/2029 (b)	EUR	740,000	890,494
KfW 3.2% 9/11/2026	AUD	118,000	77,429
Landwirtschaftliche Rentenbank 0.05% 1/31/2031 (b)	EUR	480,000	492,829
Landwirtschaftliche Rentenbank 0.05% 12/18/2029 (b)	EUR	42,000	44,622
Landwirtschaftliche Rentenbank 0.875% 12/15/2026 (b)	GBP	19,000	24,961
Landwirtschaftliche Rentenbank 1.375% 9/8/2025 (b)	GBP	1,512,000	2,063,887
Landwirtschaftliche Rentenbank 2.6% 3/23/2027 (b)	AUD	60,000	38,906
Landwirtschaftliche Rentenbank 4% 1/19/2028	AUD	350,000	232,767
Volkswagen Leasing GmbH 0.625% 7/19/2029 (b)	EUR	50,000	53,565
Volkswagen Leasing GmbH 4% 4/11/2031 (b)	EUR	290,000	351,414
			14,068,143
Insurance - 0.1%
Allianz Finance II BV 1.5% 1/15/2030 (b)	EUR	200,000	223,663
Allianz SE 1.301% 9/25/2049 (b)(i)	EUR	200,000	216,814
Allianz SE 4.252% 7/5/2052 (b)(i)	EUR	100,000	120,985
Hannover Rueck SE 1.75% 10/8/2040 (b)(i)	EUR	100,000	108,338
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/2041 (b)(i)	EUR	200,000	207,561
			877,361
TOTAL FINANCIALS			22,184,071

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 1.375% 7/6/2032 (b)	EUR	300,000	305,343
Industrials - 0.3%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.375% 7/3/2033 (b)	EUR	100,000	120,649
Electrical Equipment - 0.0%
Eurogrid GmbH 3.598% 2/1/2029 (b)	EUR	400,000	483,986
Ground Transportation - 0.1%
Deutsche Bahn Finance GMBH 0.375% 12/3/2026 (b)	GBP	214,000	279,236
Deutsche Bahn Finance GMBH 0.625% 12/8/2050 (b)	EUR	144,000	83,562
Deutsche Bahn Finance GMBH 0.625% 4/15/2036 (b)	EUR	260,000	230,165
Deutsche Bahn Finance GMBH 0.875% 6/23/2039 (b)	EUR	198,000	165,432
Deutsche Bahn Finance GMBH 1.375% 7/7/2025 (b)	GBP	28,000	38,418
Deutsche Bahn Finance GMBH 1.875% 2/13/2026 (b)	GBP	171,000	231,454
			1,028,267
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.125% 9/5/2029 (b)	EUR	24,000	26,173
Siemens Financieringsmaatschappij NV 1.75% 2/28/2039 (b)	EUR	23,000	21,981
Siemens Financieringsmaatschappij NV 3% 11/22/2028 (b)	EUR	500,000	599,839
Siemens Financieringsmaatschappij NV 3% 9/8/2033 (b)	EUR	100,000	117,418
Siemens Financieringsmaatschappij NV 3.125% 5/22/2032 (b)	EUR	200,000	238,318
Siemens Financieringsmaatschappij NV 3.625% 2/24/2043 (b)	EUR	100,000	114,400
			1,118,129
Machinery - 0.0%
Traton Finance Luxembourg SA 4.5% 11/23/2026 (b)	EUR	200,000	241,637
TOTAL INDUSTRIALS			2,992,668

Materials - 0.0%
Chemicals - 0.0%
BASF SE 4.25% 3/8/2032 (b)	EUR	200,000	249,976
Construction Materials - 0.0%
Heidelberg Materials Finance Luxembourg SA 4.875% 11/21/2033 (b)	EUR	100,000	127,787
TOTAL MATERIALS			377,763

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 0.375% 4/15/2027 (b)	EUR	200,000	224,977
Aroundtown SA 1.45% 7/9/2028 (b)	EUR	100,000	111,853
Grand City Properties SA 1.375% 8/3/2026 (b)	EUR	400,000	464,390
LEG Immobilien SE 0.375% 1/17/2026 (b)	EUR	100,000	116,469
LEG Immobilien SE 0.875% 1/17/2029 (b)	EUR	100,000	109,003
LEG Immobilien SE 0.875% 11/28/2027 (b)	EUR	100,000	112,764
Vonovia SE 0.625% 10/7/2027 (b)	EUR	200,000	225,131
Vonovia SE 0.75% 9/1/2032 (b)	EUR	100,000	96,717
Vonovia SE 1% 6/16/2033 (b)	EUR	400,000	384,462
			1,845,766
Utilities - 0.3%
Electric Utilities - 0.1%
Amprion GmbH 3.45% 9/22/2027 (b)	EUR	100,000	119,939
Amprion GmbH 3.971% 9/22/2032 (b)	EUR	200,000	243,152
E.ON International Finance BV 1.5% 7/31/2029 (b)	EUR	115,000	129,423
E.ON International Finance BV 5.75% 2/14/2033 (b)	EUR	130,000	177,837
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(i)	EUR	100,000	110,051
EnBW International Finance BV 0.5% 3/1/2033 (b)	EUR	391,000	375,247
EnBW International Finance BV 3.625% 11/22/2026 (b)	EUR	260,000	311,569
			1,467,218
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 2.5% 8/24/2025 (b)	EUR	430,000	506,623
RWE AG 2.75% 5/24/2030 (b)	EUR	120,000	140,596
			647,219
Multi-Utilities - 0.1%
E.ON SE 0.25% 10/24/2026 (b)	EUR	69,000	79,165
E.ON SE 0.35% 2/28/2030 (b)	EUR	190,000	201,004
E.ON SE 0.75% 2/20/2028 (b)	EUR	99,000	111,459
E.ON SE 0.875% 10/18/2034 (b)	EUR	117,000	111,040
E.ON SE 0.875% 8/20/2031 (b)	EUR	200,000	208,570
E.ON SE 3.5% 1/12/2028 (b)	EUR	140,000	169,220
E.ON SE 4.125% 3/25/2044 (b)	EUR	50,000	58,557
			939,015
TOTAL UTILITIES			3,053,452

TOTAL GERMANY			33,434,427
HONG KONG - 0.0%
Financials - 0.0%
Banks - 0.0%
Hongkong & Shanghai Banking Corp Ltd-The-/Sydney 5.1% 3/3/2028 (b)	AUD	250,000	169,155
IRELAND - 0.1%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 4.625% 7/23/2029 (b)(i)	EUR	100,000	123,945
Bank of Ireland Group PLC 0.375% 5/10/2027 (b)(i)	EUR	140,000	162,175
Bank of Ireland Group PLC 1.375% 8/11/2031 (b)(i)	EUR	100,000	116,018
			402,138
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 1.5% 9/15/2027 (b)	EUR	100,000	115,456
Utilities - 0.1%
Electric Utilities - 0.1%
ESB Finance DAC 1.125% 6/11/2030 (b)	EUR	135,000	145,375
ESB Finance DAC 4% 10/3/2028 (b)	EUR	250,000	304,913
			450,288
TOTAL IRELAND			967,882
ITALY - 0.7%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.625% 5/19/2027 (b)	EUR	100,000	120,398
Eni SpA 4.25% 5/19/2033 (b)	EUR	120,000	147,773
			268,171
Financials - 0.3%
Banks - 0.3%
Credit Agricole Italia SpA 0.375% 1/20/2032 (b)	EUR	200,000	198,991
Iccrea Banca SpA 4% 11/8/2027 (b)	EUR	140,000	170,765
Intesa Sanpaolo SpA 0.75% 3/16/2028 (b)	EUR	360,000	404,871
Intesa Sanpaolo SpA 2.5% 1/15/2030 (b)	GBP	100,000	124,081
Intesa Sanpaolo SpA 4.875% 5/19/2030 (b)	EUR	200,000	255,215
Intesa Sanpaolo SpA 5.125% 8/29/2031 (b)	EUR	100,000	129,847
Mediobanca Banca di Credito Finanziario SpA 2.375% 6/30/2027 (b)	EUR	160,000	188,477
Mediobanca Banca di Credito Finanziario SpA 4.75% 3/14/2028 (b)(i)	EUR	100,000	121,995
UniCredit SpA 0.85% 1/19/2031 (b)	EUR	140,000	146,583
UniCredit SpA 2.2% 7/22/2027 (b)(i)	EUR	490,000	576,006
UniCredit SpA 4.45% 2/16/2029 (b)(i)	EUR	320,000	393,617
			2,710,448
Insurance - 0.0%
Generali 1.713% 6/30/2032 (b)	EUR	100,000	104,749
Generali 2.124% 10/1/2030 (b)	EUR	130,000	145,753
Generali 5.5% 10/27/2047 (b)(i)	EUR	100,000	124,132
			374,634
TOTAL FINANCIALS			3,085,082

Industrials - 0.1%
Ground Transportation - 0.0%
Ferrovie dello Stato Italiane SpA 1.125% 7/9/2026 (b)	EUR	230,000	267,759
Transportation Infrastructure - 0.1%
Autostrade per l'Italia SpA 1.875% 9/26/2029 (b)	EUR	460,000	520,246
TOTAL INDUSTRIALS			788,005

Utilities - 0.3%
Electric Utilities - 0.2%
Enel Finance International NV 0.375% 6/17/2027 (b)	EUR	220,000	249,313
Enel Finance International NV 0.75% 6/17/2030 (b)	EUR	110,000	116,356
Enel Finance International NV 2.875% 4/11/2029 (b)	GBP	636,000	822,375
Enel Finance International NV 4% 2/20/2031 (b)	EUR	300,000	368,811
Terna - Rete Elettrica Nazionale 0.375% 6/23/2029 (b)	EUR	120,000	128,407
Terna - Rete Elettrica Nazionale 1.375% 7/26/2027 (b)	EUR	150,000	173,157
			1,858,419
Gas Utilities - 0.0%
Italgas SpA 1% 12/11/2031 (b)	EUR	110,000	112,507
Snam SpA 0.75% 6/20/2029 (b)	EUR	420,000	456,475
			568,982
Multi-Utilities - 0.1%
A2A SpA 0.625% 7/15/2031 (b)	EUR	140,000	142,175
ACEA SpA 1.5% 6/8/2027 (b)	EUR	217,000	251,265
Hera SpA 0.875% 7/5/2027 (b)	EUR	190,000	216,891
			610,331
TOTAL UTILITIES			3,037,732

TOTAL ITALY			7,178,990
JAPAN - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 0.18% 12/19/2025	JPY	200,000,000	1,384,929
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Toyota Finance Corp 0.37% 10/13/2026	JPY	100,000,000	690,024
Consumer Staples - 0.0%
Tobacco - 0.0%
JT International Financial Services BV 2.375% 4/7/2081 (b)(i)	EUR	120,000	139,954
Financials - 0.1%
Banks - 0.1%
Development Bank of Japan Inc 3.125% 4/13/2028 (b)	EUR	140,000	168,318
Mizuho Financial Group Inc 0.797% 4/15/2030 (b)	EUR	470,000	500,110
Mizuho Financial Group Inc 1.412% 7/13/2033	JPY	12,000,000	79,554
Sumitomo Mitsui Financial Group Inc 0.632% 10/23/2029 (b)	EUR	110,000	117,818
			865,800
Consumer Finance - 0.0%
Toyota Motor Finance Netherlands BV 3.5% 1/13/2028 (b)	EUR	300,000	362,513
TOTAL FINANCIALS			1,228,313

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2% 7/9/2040	EUR	157,000	142,254
Industrials - 0.0%
Ground Transportation - 0.0%
East Japan Railway Co 1.104% 9/15/2039 (b)	EUR	160,000	133,661
East Japan Railway Co 1.162% 9/15/2028 (b)	GBP	210,000	261,222
			394,883
TOTAL JAPAN			3,980,357
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Korea Housing Finance Corp 0.01% 7/7/2025 (b)	EUR	160,000	188,422
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
JAB Holdings BV 1% 7/14/2031 (b)	EUR	100,000	102,154
JAB Holdings BV 2.5% 6/25/2029 (b)	EUR	100,000	115,747
			217,901
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 0.5% 1/27/2028 (b)	EUR	100,000	110,598
TOTAL FINANCIALS			328,499

Real Estate - 0.2%
Industrial REITs - 0.1%
Prologis International Funding II SA 1.75% 3/15/2028 (b)	EUR	514,000	590,847
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1.25% 4/26/2027 (b)	EUR	153,000	175,322
Logicor Financing Sarl 1.625% 7/15/2027 (b)	EUR	290,000	333,214
SELP Finance Sarl 1.5% 11/20/2025 (b)	EUR	100,000	117,227
			625,763
TOTAL REAL ESTATE			1,216,610

TOTAL LUXEMBOURG			1,545,109
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 0.75% 6/26/2027	EUR	100,000	113,436
America Movil SAB de CV 2.125% 3/10/2028	EUR	200,000	231,934
			345,370
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 4.75% 2/26/2029 (b)	EUR	100,000	112,421
TOTAL MEXICO			457,791
MULTI-NATIONAL - 1.7%
Financials - 1.7%
Banks - 1.3%
African Development Bank 0.125% 10/7/2026	EUR	41,000	47,173
African Development Bank 0.875% 5/24/2028	EUR	87,000	98,633
African Development Bank 1.1% 12/16/2026	AUD	260,000	165,162
Asian Development Bank 1.125% 12/15/2025	GBP	32,000	43,310
Asian Development Bank 3.3% 8/8/2028 (b)	AUD	55,000	35,870
Asian Development Bank 3.875% 7/22/2027	GBP	310,000	425,055
Asian Development Bank 4.65% 2/16/2027	CAD	700,000	529,990
Council Of Europe Development Bank 0% 4/9/2027 (b)	EUR	33,000	37,503
Council Of Europe Development Bank 1% 4/13/2029 (b)	EUR	210,000	235,461
European Investment Bank 0% 6/17/2027	EUR	215,000	243,678
European Investment Bank 0% 9/9/2030 (b)	EUR	309,000	320,876
European Investment Bank 0.01% 5/15/2041 (b)	EUR	330,000	229,309
European Investment Bank 0.05% 10/13/2034 (b)	EUR	1,677,000	1,529,163
European Investment Bank 0.05% 11/15/2029 (b)	EUR	2,750,000	2,932,427
European Investment Bank 0.125% 6/20/2029 (b)	EUR	578,000	625,448
European Investment Bank 0.375% 4/14/2026 (b)	EUR	413,000	480,746
European Investment Bank 0.375% 7/16/2025	EUR	577,000	679,288
European Investment Bank 0.75% 7/15/2027	AUD	340,000	211,674
European Investment Bank 1% 4/14/2032 (b)	EUR	736,000	780,128
European Investment Bank 1% 9/21/2026 (b)	GBP	226,000	299,361
European Investment Bank 1.125% 4/13/2033 (b)	EUR	265,000	277,501
European Investment Bank 1.75% 11/12/2026 (b)	SEK	240,000	25,299
European Investment Bank 3.625% 1/12/2032 (b)	GBP	550,000	729,676
Inter-American Development Bank 1.25% 12/15/2025	GBP	308,000	417,075
Inter-American Development Bank 3.15% 6/26/2029	AUD	120,000	77,143
Inter-American Development Bank 3.875% 2/15/2029	GBP	130,000	177,706
International Development Association 0% 7/15/2031 (b)	EUR	110,000	110,575
International Development Association 0.7% 1/17/2042 (b)	EUR	297,000	228,419
International Development Association 4.75% 10/14/2031 (b)	GBP	230,000	324,408
			12,318,057
Financial Services - 0.4%
International Bank for Reconstruction & Development 0% 1/15/2027	EUR	1,828,000	2,088,192
International Bank for Reconstruction & Development 0.01% 4/24/2028	EUR	687,000	761,999
International Bank for Reconstruction & Development 1% 12/21/2029	GBP	248,000	299,118
International Bank for Reconstruction & Development 1.2% 8/8/2034	EUR	403,000	409,876
International Bank for Reconstruction & Development 1.25% 12/13/2028	GBP	100,000	125,436
International Bank for Reconstruction & Development 3.3% 8/14/2028	AUD	210,000	136,981
International Bank for Reconstruction & Development 3.45% 9/13/2038	EUR	140,000	167,431
International Finance Corp 3.15% 6/26/2029 (b)	AUD	90,000	57,873
International Finance Corp 4.5% 10/2/2028	GBP	370,000	515,888
			4,562,794
TOTAL FINANCIALS			16,880,851

Industrials - 0.0%
Ground Transportation - 0.0%
EUROFIMA 0.15% 10/10/2034 (b)	EUR	191,000	172,722
TOTAL MULTI-NATIONAL			17,053,573
NETHERLANDS - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 7/3/2031 (b)	EUR	100,000	122,252
Consumer Staples - 0.0%
Beverages - 0.0%
Heineken NV 1.75% 5/7/2040 (b)	EUR	160,000	145,877
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV 0.375% 3/18/2030 (b)	EUR	120,000	125,894
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (b)	EUR	130,000	140,729
TOTAL CONSUMER STAPLES			412,500

Financials - 1.2%
Banks - 1.2%
ABN AMRO Bank NV 0.375% 1/14/2035 (b)	EUR	200,000	183,129
ABN AMRO Bank NV 0.5% 9/23/2029 (b)	EUR	200,000	213,756
ABN AMRO Bank NV 0.6% 1/15/2027 (b)	EUR	300,000	344,220
ABN AMRO Bank NV 1.375% 1/12/2037 (b)	EUR	400,000	386,855
ABN AMRO Bank NV 4.5% 11/21/2034 (b)	EUR	100,000	127,529
BNG Bank NV 0% 1/20/2031 (b)	EUR	120,000	122,342
BNG Bank NV 0.75% 1/24/2029 (b)	EUR	2,384,000	2,658,426
BNG Bank NV 3.3% 7/17/2028 (b)	AUD	1,267,000	824,553
Cooperatieve Rabobank UA 0.25% 10/30/2026 (b)	EUR	500,000	574,208
Cooperatieve Rabobank UA 0.625% 2/25/2033 (b)	EUR	100,000	97,285
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	100,000	105,443
Cooperatieve Rabobank UA 1.25% 3/23/2026 (b)	EUR	79,000	92,492
Cooperatieve Rabobank UA 1.875% 7/12/2028 (b)(i)	GBP	200,000	260,586
Cooperatieve Rabobank UA 3.202% 5/6/2036 (b)	EUR	400,000	475,096
ING Bank NV 3% 5/21/2034 (b)	EUR	300,000	353,159
ING Groep NV 0.25% 2/1/2030 (b)(i)	EUR	200,000	214,190
ING Groep NV 0.25% 2/18/2029 (b)(i)	EUR	500,000	550,271
ING Groep NV 1% 11/16/2032 (b)(i)	EUR	200,000	225,078
ING Groep NV 2.125% 5/26/2031 (b)(i)	EUR	400,000	468,371
ING Groep NV 3% 2/18/2026 (b)	GBP	100,000	135,931
ING Groep NV 3.5% 9/3/2030 (b)(i)	EUR	300,000	359,536
ING Groep NV 4.875% 11/14/2027 (b)(i)	EUR	200,000	243,237
Nationale-Nederlanden Bank NV/The Netherlands 1% 9/25/2028 (b)	EUR	700,000	787,385
Nederlandse Waterschapsbank NV 0.75% 10/4/2041 (b)	EUR	748,000	577,622
Nederlandse Waterschapsbank NV 3.3% 5/2/2029 (b)	AUD	40,000	25,785
			10,406,485
Financial Services - 0.0%
EXOR NV 1.75% 1/18/2028 (b)	EUR	170,000	196,268
Insurance - 0.0%
ASR Nederland NV 3.375% 5/2/2049 (b)(i)	EUR	100,000	116,625
NN Group NV 4.625% 1/13/2048 (b)(i)	EUR	180,000	219,982
			336,607
TOTAL FINANCIALS			10,939,360

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV 2.125% 11/5/2029 (b)	EUR	110,000	125,665
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 2% 4/6/2029 (b)	EUR	117,000	134,238
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV 0.625% 9/27/2026 (b)	EUR	110,000	126,164
CTP NV 0.75% 2/18/2027 (b)	EUR	108,000	122,935
			249,099
Utilities - 0.1%
Electric Utilities - 0.1%
Enexis Holding NV 0.75% 7/2/2031 (b)	EUR	100,000	103,541
TenneT Holding BV 0.875% 6/16/2035 (b)	EUR	574,000	533,162
			636,703
Multi-Utilities - 0.0%
Stedin Holding NV 0% 11/16/2026 (b)	EUR	117,000	133,473
TOTAL UTILITIES			770,176

TOTAL NETHERLANDS			12,753,290
NEW ZEALAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Westpac Securities NZ Ltd/London 0.01% 6/8/2028 (b)	EUR	998,000	1,093,710
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA 0.75% 5/31/2026 (b)	EUR	100,000	116,231
Telenor ASA 1.125% 5/31/2029 (b)	EUR	157,000	174,475
			290,706
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.375% 5/22/2032 (b)	EUR	241,000	253,817
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 3.125% 9/21/2027 (b)(i)	EUR	170,000	202,004
DNB Bank ASA 4% 8/17/2027 (b)(i)	GBP	100,000	136,211
SpareBank 1 Boligkreditt AS 0.01% 9/22/2027 (b)	EUR	1,151,000	1,292,029
			1,630,244
Capital Markets - 0.0%
Kommunalbanken AS 0.6% 6/1/2026	AUD	500,000	319,936
TOTAL FINANCIALS			1,950,180

TOTAL NORWAY			2,494,703
PORTUGAL - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander Totta SA 3.25% 2/15/2031 (b)	EUR	100,000	120,901
Banco Santander Totta SA 3.375% 4/19/2028 (b)	EUR	400,000	483,805
			604,706
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Finance BV 1.875% 9/21/2029 (b)	EUR	100,000	113,039
TOTAL PORTUGAL			717,745
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.75% 6/15/2029 (b)	EUR	140,000	169,679
SPAIN - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones SA 0.664% 2/3/2030 (b)	EUR	300,000	319,061
Telefonica Emisiones SA 1.93% 10/17/2031 (b)	EUR	300,000	327,637
			646,698
Financials - 0.4%
Banks - 0.4%
Banco Bilbao Vizcaya Argentaria SA 4.375% 10/14/2029 (b)	EUR	300,000	376,783
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/2033 (b)(i)	EUR	200,000	251,974
Banco Santander SA 0.2% 2/11/2028 (b)	EUR	300,000	332,240
Banco Santander SA 0.5% 3/24/2027 (b)(i)	EUR	100,000	116,199
Banco Santander SA 1.375% 1/5/2026 (b)	EUR	300,000	352,010
Banco Santander SA 2.125% 2/8/2028 (b)	EUR	100,000	116,335
Banco Santander SA 3.125% 1/19/2027 (b)	EUR	100,000	118,867
Banco Santander SA 3.25% 4/2/2029 (b)(i)	EUR	300,000	357,834
Banco Santander SA 3.5% 1/9/2030 (b)(i)	EUR	300,000	361,266
Banco Santander SA 3.75% 1/9/2034 (b)	EUR	100,000	120,934
Banco Santander SA 5.125% 1/25/2030 (b)	GBP	100,000	139,527
Banco Santander SA 5.75% 8/23/2033 (b)(i)	EUR	100,000	125,833
CaixaBank SA 0.5% 2/9/2029 (b)(i)	EUR	400,000	445,373
CaixaBank SA 0.75% 5/26/2028 (b)(i)	EUR	300,000	341,933
CaixaBank SA 1.5% 12/3/2026 (b)(i)	GBP	200,000	270,702
CaixaBank SA 5% 7/19/2029 (b)(i)	EUR	100,000	125,031
CaixaBank SA 6.25% 2/23/2033 (b)(i)	EUR	100,000	126,269
			4,079,110
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 2.375% 9/27/2027 (b)	EUR	400,000	468,310
Information Technology - 0.1%
Communications Equipment - 0.1%
Cellnex Finance Co SA 1% 9/15/2027 (b)	EUR	400,000	455,831
Cellnex Finance Co SA 3.625% 1/24/2029 (b)	EUR	200,000	241,184
			697,015
Utilities - 0.1%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 3.375% 11/22/2032 (b)	EUR	200,000	238,198
Gas Utilities - 0.1%
Naturgy Finance Iberia SA 1.25% 1/15/2026 (b)	EUR	200,000	234,335
Naturgy Finance Iberia SA 1.5% 1/29/2028 (b)	EUR	100,000	114,867
			349,202
TOTAL UTILITIES			587,400

TOTAL SPAIN			6,478,533
SWEDEN - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB 0.125% 11/27/2030 (b)	EUR	310,000	313,491
Financials - 0.9%
Banks - 0.7%
Lansforsakringar Hypotek AB 1.25% 9/17/2025 (b)	SEK	400,000	42,207
Lansforsakringar Hypotek AB 1.5% 9/16/2026 (b)	SEK	5,600,000	588,529
Nordea Hypotek AB 0.5% 9/16/2026 (b)	SEK	15,200,000	1,578,471
Nordea Hypotek AB 1% 9/17/2025 (b)	SEK	1,700,000	179,279
Skandinaviska Enskilda Banken AB 0.75% 11/15/2027 (b)	EUR	100,000	113,801
Skandinaviska Enskilda Banken AB 1.75% 11/11/2026 (b)	EUR	210,000	245,833
Skandinaviska Enskilda Banken AB 3% 11/6/2028 (b)	SEK	4,000,000	432,498
Skandinaviska Enskilda Banken AB 3.25% 5/4/2028 (b)	EUR	250,000	301,898
Skandinaviska Enskilda Banken AB 3.75% 2/7/2028 (b)	EUR	160,000	194,350
Stadshypotek AB 0.375% 3/13/2026 (b)	EUR	500,000	582,176
Stadshypotek AB 2% 9/1/2028 (b)	SEK	10,000,000	1,049,271
Svenska Handelsbanken AB 0.5% 2/18/2030 (b)	EUR	200,000	211,683
Svenska Handelsbanken AB 1.375% 2/23/2029 (b)	EUR	110,000	123,211
Sveriges Sakerstallda Obligationer AB 2% 6/17/2026 (b)	SEK	11,000,000	1,162,862
Swedbank AB 0.3% 5/20/2027 (b)(i)	EUR	240,000	277,714
Swedbank AB 2.1% 5/25/2027 (b)	EUR	108,000	126,724
			7,210,507
Financial Services - 0.2%
Investor AB 1.5% 9/12/2030 (b)	EUR	120,000	131,764
Kommuninvest I Sverige AB 1% 11/12/2026 (b)	SEK	6,710,000	700,327
Swedbank Hypotek AB 3% 3/28/2029 (b)	SEK	1,900,000	205,584
Swedbank Hypotek AB 3.125% 7/5/2028 (b)	EUR	390,000	469,353
			1,507,028
TOTAL FINANCIALS			8,717,535

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Akelius Residential Property Financing BV 1% 1/17/2028 (b)	EUR	100,000	112,044
Fastighets AB Balder 1.25% 1/28/2028 (b)	EUR	108,000	121,638
Heimstaden Bostad Treasury BV 0.625% 7/24/2025 (b)	EUR	160,000	187,926
Heimstaden Bostad Treasury BV 1.375% 7/24/2028 (b)	EUR	135,000	150,674
Samhallsbyggnadsbolaget i Norden AB 2.25% 8/12/2027 (b)(f)	EUR	108,000	103,373
			675,655
Utilities - 0.0%
Electric Utilities - 0.0%
Vattenfall AB 0.125% 2/12/2029 (b)	EUR	108,000	116,656
TOTAL SWEDEN			9,823,337
SWITZERLAND - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom Finance BV 0.375% 11/14/2028 (b)	EUR	590,000	647,779
Financials - 0.6%
Banks - 0.2%
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 3/13/2028 (b)	CHF	600,000	750,340
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 7/25/2031 (b)	CHF	340,000	412,337
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.1% 12/3/2031 (b)	CHF	795,000	966,728
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.5% 11/24/2028 (b)	CHF	40,000	50,650
UBS AG/Australia 5.808% 11/24/2028 (b)	AUD	90,000	62,301
			2,242,356
Capital Markets - 0.2%
UBS AG/London 0.25% 9/1/2028 (b)	EUR	390,000	427,690
UBS Group AG 0.65% 1/14/2028 (b)(i)	EUR	100,000	114,523
UBS Group AG 1% 6/24/2027 (b)(i)	EUR	150,000	174,191
UBS Group AG 2.125% 11/15/2029 (b)(i)	GBP	130,000	164,717
UBS Group AG 2.875% 4/2/2032 (b)(i)	EUR	270,000	311,203
UBS Group AG 7.75% 3/1/2029 (b)(i)	EUR	260,000	344,990
			1,537,314
Financial Services - 0.2%
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 10/26/2029 (b)	CHF	50,000	61,780
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 8/26/2049 (b)	CHF	520,000	490,253
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 12/19/2031 (b)	CHF	1,270,000	1,549,655
			2,101,688
Insurance - 0.0%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (b)(i)	EUR	120,000	138,206
Zurich Finance Ireland Designated Activity Co 1.625% 6/17/2039 (b)	EUR	100,000	92,044
			230,250
TOTAL FINANCIALS			6,111,608

Industrials - 0.0%
Building Products - 0.0%
ABB Finance BV 0% 1/19/2030 (b)	EUR	130,000	135,584
Materials - 0.0%
Construction Materials - 0.0%
Holcim Finance Luxembourg SA 0.5% 4/23/2031 (b)	EUR	130,000	131,320
TOTAL SWITZERLAND			7,026,291
UNITED KINGDOM - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 3.75% 5/13/2031 (b)	EUR	170,000	206,472
Media - 0.0%
WPP Finance SA 4.125% 5/30/2028 (b)	EUR	170,000	207,559
Wireless Telecommunication Services - 0.1%
CK Hutchison Group Telecom Finance SA 1.125% 10/17/2028 (b)	EUR	100,000	111,086
Vodafone International Financing DAC 3.75% 12/2/2034 (b)	EUR	330,000	394,173
			505,259
TOTAL COMMUNICATION SERVICES			919,290

Consumer Staples - 0.1%
Beverages - 0.0%
CCEP Finance Ireland DAC 0.875% 5/6/2033 (b)	EUR	210,000	205,151
Diageo Finance PLC 3.125% 2/28/2031 (b)	EUR	270,000	320,420
			525,571
Household Products - 0.0%
Reckitt Benckiser Treasury Services Nederland BV 0.75% 5/19/2030 (b)	EUR	110,000	117,587
Personal Care Products - 0.0%
Unilever Finance Netherlands BV 3.5% 2/15/2037 (b)	EUR	170,000	198,149
Tobacco - 0.1%
BAT International Finance PLC 2.25% 6/26/2028 (b)	GBP	240,000	308,309
BAT Netherlands Finance BV 3.125% 4/7/2028 (b)	EUR	100,000	119,621
BAT Netherlands Finance BV 5.375% 2/16/2031 (b)	EUR	110,000	142,043
			569,973
TOTAL CONSUMER STAPLES			1,411,280

Financials - 0.7%
Banks - 0.4%
Barclays PLC 0.577% 8/9/2029 (b)(i)	EUR	300,000	330,377
Barclays PLC 1.106% 5/12/2032 (b)(i)	EUR	110,000	113,881
Barclays PLC 1.125% 3/22/2031 (b)(i)	EUR	230,000	267,260
Barclays PLC 3.25% 1/17/2033	GBP	299,000	354,904
HSBC Holdings PLC 3% 5/29/2030 (i)	GBP	130,000	166,805
HSBC Holdings PLC 3% 7/22/2028 (i)	GBP	110,000	146,080
HSBC Holdings PLC 3.445% 9/25/2030 (b)(i)	EUR	200,000	238,332
HSBC Holdings PLC 3.755% 5/20/2029 (b)(i)	EUR	210,000	253,832
HSBC Holdings PLC 6.364% 11/16/2032 (b)(i)	EUR	270,000	341,244
HSBC Holdings PLC 8.201% 11/16/2034 (b)(i)	GBP	150,000	227,225
Lloyds Bank PLC 0.125% 9/23/2029 (b)	EUR	100,000	106,347
Lloyds Banking Group PLC 1.985% 12/15/2031 (i)	GBP	104,000	137,327
Lloyds Banking Group PLC 2% 4/12/2028 (b)(i)	GBP	140,000	183,899
Lloyds Banking Group PLC 3.5% 11/6/2030 (b)(i)	EUR	210,000	252,160
Lloyds Banking Group PLC 5.802% 3/17/2029 (i)	AUD	100,000	67,837
NatWest Group PLC 4.771% 2/16/2029 (b)(i)	EUR	120,000	148,874
NatWest Markets PLC 6.375% 11/8/2027 (b)	GBP	280,000	399,233
Santander UK Group Holdings PLC 7.098% 11/16/2027 (b)(i)	GBP	110,000	155,334
Santander UK PLC 0.05% 1/12/2027 (b)	EUR	200,000	228,111
Standard Chartered PLC 0.8% 11/17/2029 (b)(i)	EUR	110,000	120,613
Standard Chartered PLC 0.85% 1/27/2028 (b)(i)	EUR	107,000	123,004
			4,362,679
Capital Markets - 0.0%
London Stock Exchange Group PLC 1.75% 9/19/2029 (b)	EUR	110,000	124,256
Consumer Finance - 0.0%
Motability Operations Group PLC 1.5% 1/20/2041 (b)	GBP	220,000	168,729
Motability Operations Group PLC 3.5% 7/17/2031 (b)	EUR	200,000	238,608
			407,337
Financial Services - 0.2%
Clarion Funding PLC 1.25% 11/13/2032 (b)	GBP	120,000	126,426
LCR Finance PLC 5.1% 3/7/2051	GBP	93,000	121,716
M&G PLC 5.625% 10/20/2051 (b)(i)	GBP	104,000	140,406
Nationwide Building Society 0.625% 3/25/2027 (b)	EUR	903,000	1,036,045
Nationwide Building Society 6.178% 12/7/2027 (b)(i)	GBP	110,000	154,162
			1,578,755
Insurance - 0.1%
Aviva PLC 6.875% 11/27/2053 (b)(i)	GBP	100,000	145,059
Legal & General Group PLC 5.125% 11/14/2048 (b)(i)	GBP	100,000	137,214
Pension Insurance Corp PLC 5.625% 9/20/2030 (b)	GBP	100,000	136,819
Phoenix Group Holdings PLC 5.867% 6/13/2029 (b)	GBP	100,000	138,735
			557,827
TOTAL FINANCIALS			7,030,854

Health Care - 0.0%
Pharmaceuticals - 0.0%
GlaxoSmithKline Capital PLC 1.625% 5/12/2035 (b)	GBP	140,000	140,993
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
AA Bond Co Ltd 7.375% 7/31/2050 (b)	GBP	120,000	172,962
AA Bond Co Ltd 8.45% 7/31/2050 (b)	GBP	130,000	189,982
			362,944
Transportation Infrastructure - 0.1%
Gatwick Funding Ltd 2.5% 4/15/2032 (b)	GBP	220,000	272,305
Heathrow Funding Ltd 2.625% 3/16/2028 (b)	GBP	300,000	387,947
Heathrow Funding Ltd 3.661% 1/13/2033 (b)	CAD	215,000	155,605
			815,857
TOTAL INDUSTRIALS			1,178,801

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Land Securities Capital Markets PLC 2.375% 3/29/2029 (b)	GBP	160,000	211,360
London & Quadrant Housing Trust 2% 3/31/2032 (b)	GBP	112,000	126,888
Segro Capital Sarl 1.25% 3/23/2026 (b)	EUR	160,000	186,738
			524,986
Utilities - 0.4%
Electric Utilities - 0.1%
National Grid Electricity Distribution South West PLC 2.375% 5/16/2029 (b)	GBP	250,000	316,674
National Grid Electricity Transmission PLC 0.823% 7/7/2032 (b)	EUR	140,000	138,892
National Grid Electricity Transmission PLC 1.375% 9/16/2026 (b)	GBP	200,000	264,252
NIE Finance PLC 2.5% 10/27/2025 (b)	GBP	200,000	272,414
South Eastern Power Networks PLC 1.75% 9/30/2034 (b)	GBP	100,000	103,110
			1,095,342
Multi-Utilities - 0.1%
Cadent Finance PLC 3.125% 3/21/2040 (b)	GBP	100,000	98,508
National Grid PLC 0.163% 1/20/2028 (b)	EUR	220,000	243,620
National Grid PLC 0.25% 9/1/2028 (b)	EUR	130,000	141,935
National Grid PLC 2.179% 6/30/2026 (b)	EUR	430,000	505,821
			989,884
Water Utilities - 0.2%
Anglian Water Services Financing PLC 1.625% 8/10/2025 (b)	GBP	240,000	328,193
Northumbrian Water Finance PLC 5.5% 10/2/2037 (b)	GBP	100,000	130,014
Severn Trent Utilities Finance PLC 2.625% 2/22/2033 (b)	GBP	100,000	114,476
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	100,000	129,053
SW Finance I PLC 1.625% 3/30/2027 (b)	GBP	150,000	183,287
SW Finance I PLC 2.375% 5/28/2028 (b)	GBP	200,000	240,505
United Utilities Water Finance PLC 0.875% 10/28/2029 (b)	GBP	200,000	234,425
Yorkshire Water Finance PLC 1.75% 10/27/2032 (b)	GBP	100,000	106,032
			1,465,985
TOTAL UTILITIES			3,551,211

TOTAL UNITED KINGDOM			14,757,415
UNITED STATES - 4.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc 0.25% 3/4/2026	EUR	100,000	116,211
AT&T Inc 2.05% 5/19/2032	EUR	370,000	402,308
AT&T Inc 2.9% 12/4/2026	GBP	2,720,000	3,651,410
Verizon Communications Inc 1.125% 9/19/2035	EUR	220,000	202,874
Verizon Communications Inc 1.3% 5/18/2033	EUR	120,000	120,755
Verizon Communications Inc 2.1% 5/6/2026 (b)	AUD	200,000	129,559
Verizon Communications Inc 3.375% 10/27/2036	GBP	486,000	546,420
			5,169,537
Entertainment - 0.0%
Netflix Inc 3.625% 6/15/2030 (b)	EUR	100,000	121,907
Media - 0.0%
Comcast Corp 1.875% 2/20/2036	GBP	405,000	402,056
TOTAL COMMUNICATION SERVICES			5,693,500

Consumer Discretionary - 0.2%
Automobiles - 0.1%
General Motors Financial Co Inc 3.9% 1/12/2028 (b)	EUR	100,000	120,972
Stellantis NV 2.75% 4/1/2032 (b)	EUR	200,000	218,193
Stellantis NV 3.375% 11/19/2028 (b)	EUR	350,000	416,201
			755,366
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings Inc 4.125% 5/12/2033	EUR	310,000	380,763
Booking Holdings Inc 4.5% 11/15/2031	EUR	150,000	188,863
McDonald's Corp 1.6% 3/15/2031 (b)	EUR	200,000	217,423
			787,049
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp 0.25% 2/25/2028	EUR	606,000	622,268
TOTAL CONSUMER DISCRETIONARY			2,164,683

Consumer Staples - 0.4%
Beverages - 0.1%
Coca-Cola Co/The 0.375% 3/15/2033	EUR	906,000	864,440
Consumer Staples Distribution & Retail - 0.2%
Mondelez International Holdings Netherlands BV 0.25% 9/9/2029 (b)	EUR	310,000	330,712
Mondelez International Holdings Netherlands BV 0.875% 10/1/2031 (b)	EUR	110,000	113,340
Nestle Finance International Ltd 0% 6/14/2026 (b)	EUR	540,000	623,304
Nestle Finance International Ltd 0.25% 6/14/2029 (b)	EUR	120,000	130,258
Nestle Finance International Ltd 1.25% 11/2/2029 (b)	EUR	30,000	33,509
Nestle Finance International Ltd 3% 1/23/2031 (b)	EUR	200,000	238,868
Nestle Finance International Ltd 3.25% 1/23/2037 (b)	EUR	190,000	218,493
Nestle Holdings Inc 1.375% 6/23/2033 (b)	GBP	120,000	129,216
			1,817,700
Household Products - 0.0%
Procter & Gamble Co/The 1.8% 5/3/2029	GBP	381,000	484,775
Tobacco - 0.1%
Altria Group Inc 2.2% 6/15/2027	EUR	398,000	468,414
Altria Group Inc 3.125% 6/15/2031	EUR	174,000	201,756
Philip Morris International Inc 1.45% 8/1/2039	EUR	100,000	84,065
Philip Morris International Inc 2% 5/9/2036	EUR	210,000	208,036
			962,271
TOTAL CONSUMER STAPLES			4,129,186

Energy - 0.1%
Energy Equipment & Services - 0.0%
Schlumberger Finance BV 2% 5/6/2032 (b)	EUR	230,000	250,319
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets BV 0.933% 12/4/2040 (b)	EUR	290,000	215,908
BP Capital Markets PLC 1.637% 6/26/2029 (b)	EUR	100,000	112,959
Shell International Finance BV 0.5% 11/8/2031 (b)	EUR	310,000	314,110
			642,977
TOTAL ENERGY			893,296

Financials - 1.6%
Banks - 0.3%
Bank of America Corp 0.694% 3/22/2031 (b)(i)	EUR	486,000	513,521
Bank of America Corp 1.667% 6/2/2029 (b)(i)	GBP	100,000	126,377
Citigroup Inc 4.112% 9/22/2033 (b)(i)	EUR	220,000	270,229
John Deere Bank SA 3.3% 10/15/2029 (b)	EUR	200,000	240,998
JPMorgan Chase & Co 0.389% 2/24/2028 (b)(i)	EUR	792,000	902,629
JPMorgan Chase & Co 1.001% 7/25/2031 (b)(i)	EUR	100,000	106,867
JPMorgan Chase & Co 1.638% 5/18/2028 (b)(i)	EUR	210,000	243,727
Wells Fargo & Co 2.125% 9/24/2031 (b)	GBP	350,000	411,882
			2,816,230
Capital Markets - 0.2%
Athene Global Funding 0.832% 1/8/2027 (b)	EUR	140,000	160,442
Goldman Sachs Group Inc/The 0.75% 3/23/2032 (b)	EUR	170,000	171,128
Goldman Sachs Group Inc/The 1% 3/18/2033 (b)	EUR	70,000	69,900
Goldman Sachs Group Inc/The 1.25% 2/7/2029 (b)	EUR	50,000	55,825
Goldman Sachs Group Inc/The 1.875% 12/16/2030 (b)	GBP	100,000	118,481
Goldman Sachs Group Inc/The 2% 11/1/2028 (b)	EUR	51,000	58,971
Goldman Sachs Group Inc/The 3.125% 7/25/2029 (b)	GBP	27,000	35,081
Morgan Stanley 0.495% 10/26/2029 (i)	EUR	100,000	109,280
Morgan Stanley 1.102% 4/29/2033 (i)	EUR	493,000	499,711
Morgan Stanley 5.789% 11/18/2033 (i)	GBP	170,000	243,406
Nasdaq Inc 0.875% 2/13/2030	EUR	100,000	107,251
			1,629,476
Consumer Finance - 0.0%
Ford Motor Credit Co LLC 2.33% 11/25/2025	EUR	100,000	117,657
Ford Motor Credit Co LLC 6.125% 5/15/2028	EUR	130,000	164,648
			282,305
Financial Services - 0.9%
Berkshire Hathaway Inc 2.15% 3/15/2028	EUR	797,000	932,195
CRH SMW Finance DAC 4% 7/11/2031 (b)	EUR	120,000	146,814
DH Europe Finance II Sarl 0.2% 3/18/2026	EUR	2,894,000	3,360,391
DH Europe Finance II Sarl 0.75% 9/18/2031	EUR	456,000	468,565
DH Europe Finance II Sarl 1.35% 9/18/2039	EUR	192,000	166,866
Fidelity National Information Services Inc 1.5% 5/21/2027	EUR	758,000	877,868
Fiserv Inc 2.25% 7/1/2025	GBP	925,000	1,269,702
Upjohn Finance BV 1.362% 6/23/2027 (b)	EUR	150,000	171,728
			7,394,129
Insurance - 0.2%
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	639,000	732,322
Marsh & McLennan Cos Inc 1.349% 9/21/2026	EUR	768,000	892,978
Metropolitan Life Global Funding I 0.5% 5/25/2029 (b)	EUR	100,000	108,078
Metropolitan Life Global Funding I 1.625% 10/12/2028 (b)	GBP	110,000	138,365
New York Life Global Funding 0.125% 7/23/2030 (b)	CHF	215,000	260,973
			2,132,716
TOTAL FINANCIALS			14,254,856

Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Becton Dickinson Euro Finance Sarl 1.208% 6/4/2026	EUR	1,553,000	1,811,963
Medtronic Global Holdings SCA 0.25% 7/2/2025	EUR	100,000	117,795
Medtronic Global Holdings SCA 1.75% 7/2/2049	EUR	227,000	170,316
Thermo Fisher Scientific Finance I BV 1.625% 10/18/2041	EUR	150,000	127,100
			2,227,174
Health Care Providers & Services - 0.1%
McKesson Corp 3.125% 2/17/2029	GBP	573,000	750,757
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc 1.875% 10/1/2049	EUR	106,000	80,717
Pharmaceuticals - 0.1%
Johnson & Johnson 3.2% 6/1/2032	EUR	260,000	311,850
MSD Netherlands Capital BV 3.7% 5/30/2044	EUR	100,000	112,724
Roche Finance Europe BV 3.227% 5/3/2030 (b)	EUR	380,000	459,871
			884,445
TOTAL HEALTH CARE			3,943,093

Industrials - 0.2%
Aerospace & Defense - 0.0%
GE Aerospace 2.125% 5/17/2037	EUR	230,000	231,140
Air Freight & Logistics - 0.1%
FedEx Corp 0.95% 5/4/2033	EUR	371,000	357,526
Building Products - 0.0%
Carrier Global Corp 4.125% 5/29/2028	EUR	260,000	318,525
Electrical Equipment - 0.1%
Schneider Electric SE 3% 1/10/2031 (b)	EUR	300,000	356,477
Industrial Conglomerates - 0.0%
Honeywell International Inc 0.75% 3/10/2032	EUR	150,000	151,178
Machinery - 0.0%
Illinois Tool Works Inc 1% 6/5/2031	EUR	100,000	105,307
TOTAL INDUSTRIALS			1,520,153

Information Technology - 0.2%
IT Services - 0.1%
DXC Technology Co 1.75% 1/15/2026	EUR	914,000	1,073,122
IBM Corporation 1.2% 2/11/2040	EUR	272,000	224,546
			1,297,668
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc 0.5% 11/15/2031	EUR	911,000	936,640
TOTAL INFORMATION TECHNOLOGY			2,234,308

Materials - 0.3%
Chemicals - 0.3%
Air Products and Chemicals Inc 0.5% 5/5/2028	EUR	1,223,000	1,359,804
Dow Chemical Co/The 1.875% 3/15/2040	EUR	232,000	200,114
Linde PLC 0.375% 9/30/2033 (b)	EUR	200,000	189,724
PPG Industries Inc 0.875% 11/3/2025	EUR	744,000	872,179
			2,621,821
Real Estate - 0.3%
Diversified REITs - 0.1%
Digital Dutch Finco BV 1.5% 3/15/2030 (b)	EUR	100,000	108,821
Digital Intrepid Holding BV 0.625% 7/15/2031 (b)	EUR	100,000	99,159
WPC Eurobond BV 2.25% 4/9/2026	EUR	870,000	1,020,613
			1,228,593
Industrial REITs - 0.2%
Prologis Euro Finance LLC 1.875% 1/5/2029	EUR	440,000	501,931
Prologis LP 2.25% 6/30/2029	GBP	619,000	779,568
			1,281,499
Retail REITs - 0.0%
Realty Income Corp 1.75% 7/13/2033	GBP	413,000	435,863
Specialized REITs - 0.0%
American Tower Corp 1% 1/15/2032	EUR	140,000	141,306
Public Storage Operating Co 0.875% 1/24/2032	EUR	245,000	247,660
			388,966
TOTAL REAL ESTATE			3,334,921

Utilities - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp 3.1% 6/15/2028	EUR	100,000	118,610
Gas Utilities - 0.0%
National Grid North America Inc 3.247% 11/25/2029 (b)	EUR	260,000	308,910
TOTAL UTILITIES			427,520

TOTAL UNITED STATES			41,217,337
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $273,434,202)			281,396,717

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
FRANCE - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE 2% (b)(i)(j)	EUR	750,000	869,689
TotalEnergies SE 2.125% (b)(i)(j)	EUR	160,000	164,293
			1,033,982
Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA 1.5% (b)(i)(j)	EUR	300,000	335,456
Engie SA 1.625% (b)(i)(j)	EUR	1,300,000	1,554,712
Veolia Environnement SA 1.625% (b)(i)(j)	EUR	100,000	116,965
			2,007,133
TOTAL FRANCE			3,041,115
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 4.625% (b)(i)(j)	EUR	200,000	236,235
ITALY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.375% (b)(i)(j)	EUR	220,000	258,259
Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA 1.375% (b)(i)(j)	EUR	150,000	172,100
Enel SpA 6.375% (b)(i)(j)	EUR	100,000	134,230
			306,330
TOTAL ITALY			564,589
SPAIN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol International Finance BV 4.247% (b)(i)(j)	EUR	100,000	122,652
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 1.575% (b)(i)(j)	EUR	100,000	114,585
Iberdrola International BV 1.825% (b)(i)(j)	EUR	100,000	109,174
			223,759
TOTAL SPAIN			346,411
UNITED KINGDOM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(i)(j)	GBP	216,000	295,299
TOTAL PREFERRED SECURITIES (Cost $3,791,237)			4,483,649

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $13,006,244)	4.32	13,003,644	13,006,244

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $992,812,776)	981,912,539
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(3,480,238)
NET ASSETS - 100.0%	978,432,301

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
Eurex Deutschland Contracts (Germany)	21	Sep 2025	2,911,044	(6,861)	(6,861)
ICE Long GILT Futures (United Kingdom)	7	Sep 2025	893,883	24,030	24,030

TOTAL FUTURES CONTRACTS					17,169
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	42,000	USD	27,092	HSBC BANK USA	7/02/25	551
AUD	44,417,693	USD	28,986,986	State Street Bank & Trust Co	7/02/25	246,518
CAD	249,129	USD	182,840	BNP Paribas SA	7/02/25	108
CAD	223,000	USD	162,319	Bank of America NA	7/02/25	1,441
CAD	68,271,133	USD	49,978,868	Royal Bank of Canada	7/02/25	155,983
CAD	724,764	USD	531,188	State Street Bank & Trust Co	7/02/25	1,042
CAD	190,000	USD	139,490	State Street Bank & Trust Co	8/05/25	301
CHF	7,823,701	USD	9,782,072	Citibank NA	7/02/25	78,286
CLP	792,685,000	USD	847,882	State Street Bank & Trust Co	7/02/25	2,981
CNH	1,180,336,000	USD	164,598,522	Bank of America NA	7/02/25	293,177
COP	12,729,900,000	USD	3,133,900	Bank of America NA	7/02/25	(17,836)
COP	12,729,900,000	USD	3,127,993	State Street Bank & Trust Co	7/02/25	(11,929)
CZK	87,464,776	USD	4,141,658	HSBC BANK USA	7/02/25	25,256
DKK	19,011,000	USD	2,985,161	State Street Bank & Trust Co	7/02/25	16,378
EUR	4,425,917	USD	5,213,035	BNP Paribas SA	7/02/25	474
EUR	193,000	USD	220,796	Bank of America NA	7/02/25	6,548
EUR	241,000	USD	277,762	Bank of America NA	7/02/25	6,124
EUR	389,722,617	USD	456,988,741	Bank of America NA	7/02/25	2,085,015
EUR	595,000	USD	689,516	Brown Brothers Harriman & Co.	7/02/25	11,364
EUR	218,000	USD	250,652	Canadian Imperial Bank of Commerce	7/02/25	6,141
EUR	228,000	USD	265,194	State Street Bank & Trust Co	7/02/25	3,379
GBP	51,861,830	USD	71,152,608	BNP Paribas SA	7/02/25	35,533
GBP	20,000	USD	27,120	Citibank NA	7/02/25	333
GBP	331,000	USD	445,584	Citibank NA	7/02/25	8,764
GBP	113,000	USD	151,935	State Street Bank & Trust Co	7/02/25	3,175
HKD	878,000	USD	111,847	Canadian Imperial Bank of Commerce	7/02/25	1
HUF	367,576,000	USD	1,080,239	HSBC BANK USA	7/02/25	3,242
IDR	115,207,300,000	USD	7,097,979	Bank of America NA	7/02/25	(1,749)
IDR	115,207,300,000	USD	7,110,245	Bank of America NA	7/02/25	(14,015)
ILS	6,663,000	USD	1,968,044	Canadian Imperial Bank of Commerce	7/02/25	10,105
JPY	18,301,011	USD	126,677	BNP Paribas SA	7/02/25	409
JPY	34,950,000	USD	243,146	Bank of America NA	7/02/25	(446)
JPY	13,676,550,000	USD	94,392,643	Royal Bank of Canada	7/02/25	580,101
JPY	38,500,000	USD	263,784	State Street Bank & Trust Co	7/02/25	3,568
KRW	27,593,500,000	USD	20,287,846	Bank of America NA	7/02/25	104,126
KRW	27,593,500,000	USD	20,385,269	Bank of America NA	7/02/25	6,704
MXN	3,107,000	USD	162,819	Brown Brothers Harriman & Co.	7/02/25	2,760
MXN	114,077,000	USD	6,047,437	State Street Bank & Trust Co	7/02/25	31,968
MYR	31,209,000	USD	7,378,014	Goldman Sachs Bank USA	7/02/25	31,530
MYR	31,209,000	USD	7,394,446	Goldman Sachs Bank USA	7/02/25	15,098
NOK	168,000	USD	16,897	Brown Brothers Harriman & Co.	7/02/25	(229)
NOK	22,335,000	USD	2,215,774	State Street Bank & Trust Co	7/02/25	132
NZD	6,250,000	USD	3,785,000	State Street Bank & Trust Co	7/02/25	24,687
PEN	4,519,000	USD	1,273,316	State Street Bank & Trust Co	7/02/25	2,336
PLN	19,296,000	USD	5,329,380	Canadian Imperial Bank of Commerce	7/02/25	24,151
RON	6,880,000	USD	1,587,872	BNP Paribas SA	7/02/25	8,045
SEK	230,000	USD	23,787	Bank of America NA	7/02/25	524
SEK	90,657,000	USD	9,555,919	State Street Bank & Trust Co	7/02/25	26,362
SGD	5,479,916	USD	4,292,250	State Street Bank & Trust Co	7/02/25	17,554
THB	233,557,000	USD	7,166,523	JPMorgan Chase Bank NA	7/02/25	29,810
USD	27,483,763	AUD	42,674,000	Bank of America NA	7/02/25	(602,130)
USD	910,166	AUD	1,398,000	JPMorgan Chase Bank NA	7/02/25	(9,928)
USD	255,692	AUD	391,000	State Street Bank & Trust Co	7/02/25	(1,645)
USD	29,089,592	AUD	44,547,000	State Street Bank & Trust Co	8/05/25	(249,941)
USD	782,506	CAD	1,072,000	Bank of America NA	7/02/25	(4,716)
USD	985,233	CAD	1,344,000	Bank of America NA	7/02/25	(1,733)
USD	240,402	CAD	329,000	Brown Brothers Harriman & Co.	7/02/25	(1,199)
USD	47,127,108	CAD	64,997,000	Goldman Sachs Bank USA	7/02/25	(603,386)
USD	1,093,301	CAD	1,500,000	JPMorgan Chase Bank NA	7/02/25	(8,223)
USD	184,526	CAD	251,000	BNP Paribas SA	8/05/25	(144)
USD	50,092,030	CAD	68,310,000	Royal Bank of Canada	8/05/25	(166,258)
USD	9,146,998	CHF	7,515,000	HSBC BANK USA	7/02/25	(324,298)
USD	382,753	CHF	314,000	HSBC BANK USA	7/02/25	(12,988)
USD	9,849,223	CHF	7,844,000	Citibank NA	8/05/25	(82,597)
USD	845,982	CLP	792,685,000	State Street Bank & Trust Co	7/02/25	(4,881)
USD	842,751	CLP	787,930,000	State Street Bank & Trust Co	8/05/25	(3,016)
USD	3,392,995	CNH	24,336,000	BNP Paribas SA	7/02/25	(6,719)
USD	161,226,212	CNH	1,156,000,000	Bank of America NA	7/02/25	(265,773)
USD	165,400,646	CNH	1,183,000,000	Bank of America NA	8/05/25	(326,413)
USD	1,048,717	CNH	7,487,000	Bank of America NA	8/05/25	(140)
USD	3,127,993	COP	12,729,900,000	Bank of America NA	7/02/25	11,929
USD	3,094,137	COP	12,729,900,000	State Street Bank & Trust Co	7/02/25	(21,927)
USD	3,149,424	COP	12,852,800,000	Bank of America NA	8/05/25	18,379
USD	3,495,420	CZK	76,675,000	BNP Paribas SA	7/02/25	(157,458)
USD	506,582	CZK	10,790,000	Citibank NA	7/02/25	(7,465)
USD	4,152,695	CZK	87,604,000	HSBC BANK USA	8/05/25	(25,504)
USD	2,900,900	DKK	19,011,000	State Street Bank & Trust Co	7/02/25	(100,640)
USD	2,967,598	DKK	18,852,000	State Street Bank & Trust Co	8/05/25	(17,006)
USD	801,315	EUR	699,000	Bank of America NA	7/02/25	(22,072)
USD	10,825,434	EUR	9,522,000	Bank of America NA	7/02/25	(391,006)
USD	746,270	EUR	643,000	Brown Brothers Harriman & Co.	7/02/25	(11,152)
USD	1,016,166	EUR	888,000	Canadian Imperial Bank of Commerce	7/02/25	(29,853)
USD	431,941,873	EUR	379,632,000	State Street Bank & Trust Co	7/02/25	(15,245,640)
USD	4,475,237	EUR	3,791,000	BNP Paribas SA	8/05/25	(1,260)
USD	458,787,849	EUR	390,380,000	Bank of America NA	8/05/25	(2,181,480)
USD	877,655	GBP	644,000	Brown Brothers Harriman & Co.	7/02/25	(6,331)
USD	1,224,681	GBP	904,000	Brown Brothers Harriman & Co.	7/02/25	(16,194)
USD	69,338,645	GBP	51,412,000	Citibank NA	7/02/25	(1,232,037)
USD	730,682	GBP	537,000	State Street Bank & Trust Co	7/02/25	(6,431)
USD	71,423,561	GBP	52,052,000	BNP Paribas SA	8/05/25	(38,286)
USD	997,539	GBP	728,000	Canadian Imperial Bank of Commerce	8/05/25	(1,927)
USD	112,358	HKD	878,000	Canadian Imperial Bank of Commerce	7/02/25	510
USD	116,974	HKD	915,000	Canadian Imperial Bank of Commerce	8/05/25	(22)
USD	1,030,513	HUF	367,576,000	HSBC BANK USA	7/02/25	(52,968)
USD	1,070,060	HUF	364,761,000	HSBC BANK USA	8/05/25	(3,054)
USD	7,097,979	IDR	115,207,300,000	Bank of America NA	7/02/25	1,749
USD	7,052,788	IDR	115,207,300,000	Bank of America NA	7/02/25	(43,442)
USD	7,118,930	IDR	115,526,000,000	Bank of America NA	8/05/25	12,810
USD	1,898,189	ILS	6,663,000	HSBC BANK USA	7/02/25	(79,960)
USD	1,946,403	ILS	6,588,000	Canadian Imperial Bank of Commerce	8/05/25	(9,952)
USD	102,980	JPY	14,650,000	Bank of America NA	7/02/25	1,248
USD	229,254	JPY	33,150,000	Brown Brothers Harriman & Co.	7/02/25	(946)
USD	94,671,265	JPY	13,616,000,000	Citibank NA	7/02/25	118,992
USD	603,240	JPY	86,200,000	Goldman Sachs Bank USA	7/02/25	4,649
USD	874,082	JPY	125,800,000	BNP Paribas SA	8/05/25	(3,110)
USD	94,779,084	JPY	13,680,650,000	Royal Bank of Canada	8/05/25	(614,802)
USD	20,385,269	KRW	27,593,500,000	Bank of America NA	7/02/25	(6,704)
USD	20,145,799	KRW	27,593,500,000	Bank of America NA	7/02/25	(246,173)
USD	20,441,556	KRW	27,753,500,000	Bank of America NA	8/05/25	(115,961)
USD	240,996	MXN	4,581,000	Brown Brothers Harriman & Co.	7/02/25	(3,135)
USD	5,798,419	MXN	112,603,000	JPMorgan Chase Bank NA	7/02/25	(202,434)
USD	6,065,812	MXN	114,843,000	State Street Bank & Trust Co	8/05/25	(31,015)
USD	7,373,656	MYR	31,209,000	Goldman Sachs Bank USA	7/02/25	(35,888)
USD	7,394,446	MYR	31,209,000	Goldman Sachs Bank USA	7/02/25	(15,098)
USD	7,651,608	MYR	32,351,000	Goldman Sachs Bank USA	8/05/25	(39,104)
USD	2,217,617	NOK	22,503,000	State Street Bank & Trust Co	7/02/25	(14,957)
USD	2,225,422	NOK	22,428,000	State Street Bank & Trust Co	8/05/25	(186)
USD	3,738,906	NZD	6,250,000	HSBC BANK USA	7/02/25	(70,781)
USD	3,773,431	NZD	6,224,000	State Street Bank & Trust Co	8/05/25	(24,915)
USD	1,242,542	PEN	4,519,000	State Street Bank & Trust Co	7/02/25	(33,111)
USD	1,285,011	PEN	4,565,000	State Street Bank & Trust Co	8/05/25	(2,480)
USD	9,568	PLN	35,000	Bank of America NA	7/02/25	(143)
USD	5,156,437	PLN	19,261,000	Canadian Imperial Bank of Commerce	7/02/25	(187,383)
USD	5,348,178	PLN	19,380,000	Canadian Imperial Bank of Commerce	8/05/25	(23,888)
USD	1,542,303	RON	6,880,000	BNP Paribas SA	7/02/25	(53,614)
USD	1,587,612	RON	6,894,000	BNP Paribas SA	8/05/25	(7,639)
USD	9,513,696	SEK	90,887,000	State Street Bank & Trust Co	7/02/25	(92,896)
USD	9,586,947	SEK	90,751,000	State Street Bank & Trust Co	8/05/25	(28,211)
USD	4,271,499	SGD	5,488,000	State Street Bank & Trust Co	7/02/25	(44,663)
USD	4,324,616	SGD	5,508,000	State Street Bank & Trust Co	8/05/25	(19,064)
USD	7,177,535	THB	233,557,000	JPMorgan Chase Bank NA	7/02/25	(18,798)
USD	7,467,642	THB	242,900,000	JPMorgan Chase Bank NA	8/05/25	(37,159)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(20,317,306)
Unrealized Appreciation						4,082,351
Unrealized Depreciation						(24,399,657)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israel Sheckel
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $523,907,845 or 53.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $151,024,775 or 15.4% of net assets.

(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $16,127,643.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $77,080.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,113,906	125,854,104	117,961,766	165,148	-	-	13,006,244	13,003,644	0.0%
Total	5,113,906	125,854,104	117,961,766	165,148	-	-	13,006,244

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	683,025,929	-	683,025,929	-

Non-Convertible Corporate Bonds
Communication Services	13,517,830	-	13,517,830	-
Consumer Discretionary	6,040,023	-	6,040,023	-
Consumer Staples	7,127,473	-	7,127,473	-
Energy	4,830,852	-	4,830,852	-
Financials	192,405,652	-	192,405,652	-
Health Care	4,657,348	-	4,657,348	-
Industrials	16,039,879	-	16,039,879	-
Information Technology	3,039,669	-	3,039,669	-
Materials	3,633,382	-	3,633,382	-
Real Estate	10,383,833	-	10,383,833	-
Utilities	19,720,776	-	19,720,776	-

Preferred Securities
Consumer Discretionary	236,235	-	236,235	-
Energy	1,414,893	-	1,414,893	-
Utilities	2,832,521	-	2,832,521	-

Money Market Funds	13,006,244	13,006,244	-	-
Total Investments in Securities:	981,912,539	13,006,244	968,906,295	-
Derivative Instruments:

Assets
Futures Contracts	24,030	24,030	-	-
Forward Foreign Currency Contracts	4,082,351	-	4,082,351	-
Total Assets	4,106,381	24,030	4,082,351	-

Liabilities
Futures Contracts	(6,861)	(6,861)	-	-
Forward Foreign Currency Contracts	(24,399,657)	-	(24,399,657)	-
Total Liabilities	(24,406,518)	(6,861)	(24,399,657)	-
Total Derivative Instruments:	(20,300,137)	17,169	(20,317,306)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	4,082,351	(24,399,657)
Total Foreign Exchange Risk	4,082,351	(24,399,657)
Interest Rate Risk
Futures Contracts (b)	24,030	(6,861)
Total Interest Rate Risk	24,030	(6,861)
Total Value of Derivatives	4,106,381	(24,406,518)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	2,549,774	(4,241,932)	-	1,311,888	(380,270)
BNP Paribas SA	44,569	(268,230)	-	58,901	(164,760)
Brown Brothers Harriman & Co	14,124	(39,186)	-	-	(25,062)
Canadian Imperial Bank of Commerce	40,908	(253,025)	-	-	(212,117)
Citibank NA	206,375	(1,322,099)	-	620,996	(494,728)
Goldman Sachs Bank USA	51,277	(693,476)	-	356,581	(285,618)
HSBC BANK USA	29,049	(569,553)	-	428,105	(112,399)
JPMorgan Chase Bank NA	29,810	(276,542)	-	-	(246,732)
Royal Bank of Canada	736,084	(781,060)	-	-	(44,976)
State Street Bank & Trust Co	380,381	(15,954,554)	-	13,351,172	(2,223,001)
Total	$4,082,351	$(24,399,657)	$-	$16,127,643	$(4,189,663)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $979,806,532)	$968,906,295
Fidelity Central Funds (cost $13,006,244)	13,006,244

Total Investment in Securities (cost $992,812,776)		$981,912,539
Cash		2,125
Foreign currency held at value (cost $583,605)		585,228
Receivable for investments sold		521,388
Unrealized appreciation on forward foreign currency contracts		4,082,351
Receivable for fund shares sold		14,145,263
Dividends receivable		71,117
Interest receivable		7,931,229
Distributions receivable from Fidelity Central Funds		56,535
Total assets		1,009,307,775
Liabilities
Payable for investments purchased	$5,623,404
Unrealized depreciation on forward foreign currency contracts	24,399,657
Payable for fund shares redeemed	781,786
Accrued management fee	47,988
Payable for daily variation margin on futures contracts	6,319
Other payables and accrued expenses	16,320
Total liabilities		30,875,474
Net Assets		$978,432,301
Net Assets consist of:
Paid in capital		$1,012,286,662
Total accumulated earnings (loss)		(33,854,361)
Net Assets		$978,432,301
Net Asset Value, offering price and redemption price per share ($978,432,301 ÷ 104,290,706 shares)		$9.38
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$43,990
Interest		11,223,267
Income from Fidelity Central Funds		165,148
Income before foreign taxes withheld		$11,432,405
Less foreign taxes withheld		(61,553)
Total income		11,370,852
Expenses
Management fee	$276,486
Independent trustees' fees and expenses	1,169
Interest	7,201
Total expenses before reductions	284,856
Expense reductions	(499)
Total expenses after reductions		284,357
Net Investment income (loss)		11,086,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,164)	(13,821,666)
Forward foreign currency contracts	(37,760,725)
Foreign currency transactions	120,793
Futures contracts	(69,870)
Total net realized gain (loss)		(51,531,468)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $6,337)	96,020,694
Forward foreign currency contracts	(41,313,984)
Assets and liabilities in foreign currencies	555,481
Futures contracts	72,268
Total change in net unrealized appreciation (depreciation)		55,334,459
Net gain (loss)		3,802,991
Net increase (decrease) in net assets resulting from operations		$14,889,486
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,086,495	$18,308,160
Net realized gain (loss)	(51,531,468)	19,900,016
Change in net unrealized appreciation (depreciation)	55,334,459	437,924
Net increase (decrease) in net assets resulting from operations	14,889,486	38,646,100
Distributions to shareholders	(6,590,514)	(29,309,897)

Share transactions
Proceeds from sales of shares	207,832,391	285,045,271
Reinvestment of distributions	6,187,959	27,547,863
Cost of shares redeemed	(160,966,324)	(154,538,642)

Net increase (decrease) in net assets resulting from share transactions	53,054,026	158,054,492
Total increase (decrease) in net assets	61,352,998	167,390,695

Net Assets
Beginning of period	917,079,303	749,688,608
End of period	$978,432,301	$917,079,303

Other Information
Shares
Sold	22,320,881	30,762,599
Issued in reinvestment of distributions	665,372	2,987,250
Redeemed	(17,286,420)	(16,688,594)
Net increase (decrease)	5,699,833	17,061,255

Financial Highlights
Fidelity® International Bond Index Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.30	$9.20	$8.81	$9.98	$10.22	$9.87
Income from Investment Operations
Net investment income (loss) A,B	.112	.207	.171	.113	.079	.054
Net realized and unrealized gain (loss)	.035	.213	.481	(1.193)	(.257)	.372
Total from investment operations	.147	.420	.652	(1.080)	(.178)	.426
Distributions from net investment income	(.067)	(.320)	(.262)	(.090)	(.062)	(.076)
Total distributions	(.067)	(.320)	(.262)	(.090)	(.062)	(.076)
Net asset value, end of period	$9.38	$9.30	$9.20	$8.81	$9.98	$10.22
Total Return C,D	1.59%	4.64%	7.48%	(10.84)%	(1.74)%	4.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.06% G	.06%	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06 % G	.06%	.06%	.06%	.06%	.06%
Expenses net of all reductions, if any	.06% G	.06%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.43% G	2.24%	1.91%	1.23%	.79%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$978,432	$917,079	$749,689	$626,063	$598,137	$184,632
Portfolio turnover rate H	34 % G	19%	22%	22%	18%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity International Bond Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$62,250,798
Gross unrealized depreciation	(85,053,576)
Net unrealized appreciation (depreciation)	$(22,802,778)
Tax cost	$984,415,180

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,440,590)
Long-term	(11,766,107)
Total capital loss carryforward	$(17,206,697)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity International Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(37,760,725)	(41,313,984)
Total Foreign Exchange Risk	(37,760,725)	(41,313,984)
Interest Rate Risk
Futures Contracts	(69,870)	72,268
Total Interest Rate Risk	(69,870)	72,268
Totals	(37,830,595)	(41,241,716)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity International Bond Index Fund	2,938,563,410

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Bond Index Fund	156,863,001	175,171,289
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Bond Index Fund	Borrower	8,085,429	4.58%	7,201

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $499.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Multi-Asset Index Fund
Fidelity International Bond Index Fund	27%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Bond Index Fund	35%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9896132.105
IBI-SANN-0825
Fidelity® Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.34 to 1.97	119,217,518	64,999,041
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.13 to 2.55	131,736,740	70,405,421
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 2.49	149,344,094	86,826,564
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.43 to 2.44	112,814,609	83,914,529
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.53 to 2.77	159,786,677	124,174,389
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.50 to 2.49	192,945,356	140,977,346
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.38 to 2.37	151,875,516	110,127,619
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.48 to 2.46	80,967,575	61,399,402
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.42 to 2.65	104,642,291	77,026,682
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 2.38	26,226,518	19,045,488
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.40	133,478,073	112,160,695
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.42	126,205,335	100,045,076
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	-1.54 to 2.43	87,596,453	88,719,317
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.56 to 1.55	74,974,215	74,057,251
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.59 to 2.33	89,414,957	87,575,082
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.49	72,827,968	66,699,152
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.79 to 2.10	154,514,462	157,103,216
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.61	110,330,719	106,751,798
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.47 to 1.74	150,977,098	157,106,462
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 2.55	62,797,349	69,922,384
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.54 to 3.04	189,400,618	201,415,584
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.34 to 2.51	158,963,547	173,567,361
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.27 to 2.48	331,613,598	313,015,790
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.09 to 1.84	311,302,948	288,505,889
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 1.99	309,126,365	280,271,093
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.85 to 1.62	301,364,673	297,901,497
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.06	372,145,988	364,363,403
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-2.04 to 1.21	259,916,799	257,666,583
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.20 to 2.17	364,223,411	342,221,926
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	346,854,439	319,281,911
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.35 to 1.95	293,302,926	281,705,663
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.71 to 1.25	228,125,948	225,007,776
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.65 to 2.12	252,872,109	249,459,335
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.69	314,499,107	308,666,789
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.86	371,126,764	346,290,397
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.56 to 1.77	230,488,166	227,699,788
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.44 to 1.81	182,087,790	179,283,604
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	373,427,222	356,965,923
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.71 to 2.29	281,640,633	281,136,744
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	378,740,085	367,944,507
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.51 to 2.49	239,656,416	242,655,642
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.37 to 1.99	278,810,497	282,292,202
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.41 to 1.64	246,294,100	248,116,338
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.13	349,525,235	346,620,164
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.06	418,227,539	418,745,906
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.78 to 2.12	411,987,450	418,919,896
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.62 to 2.29	293,957,212	301,903,911
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.27 to 2.43	337,597,271	350,226,245
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,533,501,189)			10,130,888,781

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $18,349,719)	4.32	18,346,050	18,349,719

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $10,551,850,908)	10,149,238,500
NET OTHER ASSETS (LIABILITIES) - 0.4%	44,970,597
NET ASSETS - 100.0%	10,194,209,097

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,517,166	558,658,027	541,825,474	682,323	-	-	18,349,719	18,346,050	0.0%
Fidelity Securities Lending Cash Central Fund	-	154,299,443	154,299,443	729	-	-	-	-	0.0%
Total	1,517,166	712,957,470	696,124,917	683,052	-	-	18,349,719

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	10,130,888,781	-	10,130,888,781	-

Money Market Funds	18,349,719	18,349,719	-	-
Total Investments in Securities:	10,149,238,500	18,349,719	10,130,888,781	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,533,501,189)	$10,130,888,781
Fidelity Central Funds (cost $18,349,719)	18,349,719

Total Investment in Securities (cost $10,551,850,908)		$10,149,238,500
Receivable for investments sold		134,551,354
Receivable for fund shares sold		41,882,821
Interest receivable		41,561,772
Distributions receivable from Fidelity Central Funds		63,110
Total assets		10,367,297,557
Liabilities
Payable for investments purchased	$154,935,949
Payable for fund shares redeemed	17,733,154
Accrued management fee	419,357
Total liabilities		173,088,460
Net Assets		$10,194,209,097
Net Assets consist of:
Paid in capital		$11,209,172,899
Total accumulated earnings (loss)		(1,014,963,802)
Net Assets		$10,194,209,097
Net Asset Value, offering price and redemption price per share ($10,194,209,097 ÷ 1,099,051,041 shares)		$9.28
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$224,675,998
Income from Fidelity Central Funds (including $729 from security lending)		683,052
Total income		225,359,050
Expenses
Management fee	$2,409,186
Independent trustees' fees and expenses	12,064
Total expenses before reductions	2,421,250
Expense reductions	(130)
Total expenses after reductions		2,421,120
Net Investment income (loss)		222,937,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(52,938,216)
Total net realized gain (loss)		(52,938,216)
Change in net unrealized appreciation (depreciation) on investment securities		262,410,174
Net gain (loss)		209,471,958
Net increase (decrease) in net assets resulting from operations		$432,409,888
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$222,937,930	$339,747,159
Net realized gain (loss)	(52,938,216)	(235,280,678)
Change in net unrealized appreciation (depreciation)	262,410,174	78,987,955
Net increase (decrease) in net assets resulting from operations	432,409,888	183,454,436
Distributions to shareholders	(33,193,147)	(320,609,745)
Distributions to shareholders from tax return of capital	-	(11,580,879)

Total Distributions	(33,193,147)	(332,190,624)
Share transactions
Proceeds from sales of shares	2,309,944,763	2,418,569,364
Reinvestment of distributions	29,770,275	299,789,734
Cost of shares redeemed	(1,513,842,990)	(3,377,400,877)

Net increase (decrease) in net assets resulting from share transactions	825,872,048	(659,041,779)
Total increase (decrease) in net assets	1,225,088,789	(807,777,967)

Net Assets
Beginning of period	8,969,120,308	9,776,898,275
End of period	$10,194,209,097	$8,969,120,308

Other Information
Shares
Sold	253,252,121	265,587,532
Issued in reinvestment of distributions	3,218,407	33,211,045
Redeemed	(166,379,369)	(371,257,186)
Net increase (decrease)	90,091,159	(72,458,609)

Financial Highlights
Fidelity® Inflation-Protected Bond Index Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.89	$9.04	$9.02	$11.16	$11.04	$10.08
Income from Investment Operations
Net investment income (loss) A,B	.210	.333	.346	.748	.593	.157
Net realized and unrealized gain (loss)	.211	(.150)	(.005)	(2.088)	.058	.940
Total from investment operations	.421	.183	.341	(1.340)	.651	1.097
Distributions from net investment income	(.031)	(.321)	(.321)	(.800)	(.531)	(.027)
Distributions from net realized gain	-	-	-	-	-	(.110)
Distributions from tax return of capital	-	(.012)	-	-	-	-
Total distributions	(.031)	(.333)	(.321)	(.800)	(.531)	(.137)
Net asset value, end of period	$9.28	$8.89	$9.04	$9.02	$11.16	$11.04
Total Return C,D	4.74%	2.01%	3.78%	(12.05)%	5.93%	10.90%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05% G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05 % G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05% G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	4.67% G	3.66%	3.78%	7.22%	5.27%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$10,194,209	$8,969,120	$9,776,898	$9,256,051	$11,771,837	$8,950,534
Portfolio turnover rate H	21 % G	23% I	31%	28%	22%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in-kind, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,617,998
Gross unrealized depreciation	(463,606,031)
Net unrealized appreciation (depreciation)	$(395,988,033)
Tax cost	$10,545,226,533

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(174,524,285)
Long-term	(530,315,862)
Total capital loss carryforward	$(704,840,148)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Inflation-Protected Bond Index Fund	25,563,399	2,816,699	237,483,980
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Inflation-Protected Bond Index Fund	78	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $130.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.939241.112
PIB-I-PIB-AI-SANN-0825
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	1.24 to 1.92	181,761,749	184,091,679
US Treasury Bonds Inflation-Indexed 2% 1/15/2026	-1.98 to 2.65	118,929,115	119,128,889
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.27 to 2.18	150,229,486	152,746,448
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.71 to 1.89	162,415,192	169,008,919
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.10 to 1.91	86,079,560	91,540,169
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.25 to 2.29	181,088,992	197,725,448
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.82	322,435,410	304,352,340
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025	-2.10 to 2.47	340,278,632	339,070,144
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.83 to 1.97	382,237,588	377,845,049
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.89 to 2.54	282,972,232	279,819,462
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 1.89	358,237,554	350,745,832
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-1.91 to 2.32	314,688,607	311,964,208
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.59 to 1.80	295,972,320	284,269,509
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.74 to 2.40	269,574,780	265,890,059
US Treasury Notes Inflation-Indexed 0.375% 7/15/2025	-2.21 to 2.84	375,958,580	375,743,691
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-0.17 to 1.69	333,819,416	329,314,173
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	1.31 to 1.85	376,958,621	369,968,004
US Treasury Notes Inflation-Indexed 0.625% 1/15/2026	-1.97 to 2.71	312,272,559	310,540,822
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	0.97 to 1.76	297,769,340	294,167,015
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	1.67 to 1.89	220,932,994	217,530,586
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.27 to 1.96	364,271,700	363,619,975
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.32 to 2.23	377,184,519	381,904,867
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.73 to 1.99	409,696,211	414,812,378
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.41 to 1.57	416,099,975	419,178,544
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.48 to 2.29	385,210,390	395,623,983
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.04 to 2.43	421,344,882	437,106,720
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,676,784,254)			7,737,708,913

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $45,372,830)	4.32	45,363,758	45,372,830

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $7,722,157,084)	7,783,081,743
NET OTHER ASSETS (LIABILITIES) - 0.1%	8,538,953
NET ASSETS - 100.0%	7,791,620,696

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,312,713	1,165,243,876	1,123,183,759	2,494,895	-	-	45,372,830	45,363,758	0.1%
Total	3,312,713	1,165,243,876	1,123,183,759	2,494,895	-	-	45,372,830

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	7,737,708,913	-	7,737,708,913	-

Money Market Funds	45,372,830	45,372,830	-	-
Total Investments in Securities:	7,783,081,743	45,372,830	7,737,708,913	-
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,676,784,254)	$7,737,708,913
Fidelity Central Funds (cost $45,372,830)	45,372,830

Total Investment in Securities (cost $7,722,157,084)		$7,783,081,743
Receivable for fund shares sold		167,265,740
Interest receivable		22,952,232
Distributions receivable from Fidelity Central Funds		200,725
Total assets		7,973,500,440
Liabilities
Payable for investments purchased	$181,473,746
Payable for fund shares redeemed	401,295
Other payables and accrued expenses	4,703
Total liabilities		181,879,744
Net Assets		$7,791,620,696
Net Assets consist of:
Paid in capital		$7,740,225,023
Total accumulated earnings (loss)		51,395,673
Net Assets		$7,791,620,696
Net Asset Value, offering price and redemption price per share ($7,791,620,696 ÷ 778,192,990 shares)		$10.01
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$171,017,214
Income from Fidelity Central Funds		2,494,895
Total income		173,512,109
Expenses
Custodian fees and expenses	$15,016
Independent trustees' fees and expenses	10,556
Total expenses before reductions	25,572
Expense reductions	(4,891)
Total expenses after reductions		20,681
Net Investment income (loss)		173,491,428
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(22,219,501)
Total net realized gain (loss)		(22,219,501)
Change in net unrealized appreciation (depreciation) on investment securities		163,578,715
Net gain (loss)		141,359,214
Net increase (decrease) in net assets resulting from operations		$314,850,642
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$173,491,428	$264,387,187
Net realized gain (loss)	(22,219,501)	(42,176,299)
Change in net unrealized appreciation (depreciation)	163,578,715	146,117,915
Net increase (decrease) in net assets resulting from operations	314,850,642	368,328,803
Distributions to shareholders	(27,781,584)	(224,620,483)
Distributions to shareholders from tax return of capital	-	(15,688,981)

Total Distributions	(27,781,584)	(240,309,464)
Share transactions
Proceeds from sales of shares	792,804,090	3,326,150,090
Reinvestment of distributions	27,781,584	240,309,464
Cost of shares redeemed	(2,463,227,000)	(1,687,529,375)

Net increase (decrease) in net assets resulting from share transactions	(1,642,641,326)	1,878,930,179
Total increase (decrease) in net assets	(1,355,572,268)	2,006,949,518

Net Assets
Beginning of period	9,147,192,964	7,140,243,446
End of period	$7,791,620,696	$9,147,192,964

Other Information
Shares
Sold	80,119,689	342,018,194
Issued in reinvestment of distributions	2,797,743	24,825,599
Redeemed	(251,980,013)	(173,400,296)
Net increase (decrease)	(169,062,581)	193,443,497

Financial Highlights
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$9.47	$9.28	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.219	.314	.265	.531	.127
Net realized and unrealized gain (loss)	.168	.145	.166	(.814)	.005
Total from investment operations	.387	.459	.431	(.283)	.132
Distributions from net investment income	(.037)	(.251)	(.241)	(.477)	(.071)
Distributions from tax return of capital	-	(.018)	-	(.010)	(.011)
Total distributions	(.037)	(.269)	(.241)	(.487)	(.082)
Net asset value, end of period	$10.01	$9.66	$9.47	$9.28	$10.05
Total Return D,E	4.01%	4.86%	4.65%	(2.84)%	1.33%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-% I
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-% I
Net investment income (loss)	4.46% I	3.26%	2.81%	5.38%	3.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,791,621	$9,147,193	$7,140,243	$6,507,450	$4,199,988
Portfolio turnover rate J	32 % I	28%	31%	21% K	33% K

AFor the period August 13, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.53 to 2.31	330,289,113	180,078,199
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.59	431,912,024	230,831,187
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 1.32	194,063,173	112,825,610
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.58 to 2.27	246,543,929	183,385,979
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.62 to 2.61	393,829,104	306,054,855
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.53 to 2.04	348,387,958	254,552,951
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.53 to 2.58	224,152,310	162,536,799
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.53 to 1.89	370,569,141	281,010,319
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.53 to 2.52	162,918,260	119,923,340
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.54 to 2.61	237,293,618	172,320,734
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.51	454,112,878	381,587,888
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.43 to 2.56	244,112,778	193,512,274
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.74 to 2.24	166,139,864	164,107,909
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.70 to 2.36	219,963,451	215,437,305
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.00 to 2.61	327,479,958	299,920,980
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.76	153,508,603	148,529,074
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 1.74	105,517,403	117,489,487
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 2.11	837,718,093	776,371,070
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.71 to 2.47	930,228,733	843,396,919
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.25 to 2.17	728,558,928	684,549,186
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.13 to 2.09	756,711,778	696,558,429
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 2.03	945,551,240	882,273,513
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	800,597,196	765,305,527
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.49	890,110,302	864,738,666
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.25	981,828,288	973,667,843
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.55 to 2.24	915,207,720	916,342,065
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.83 to 2.12	1,017,923,100	1,035,051,527
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,116,635,645)			11,962,359,635

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $2,512,603)	4.32	2,512,101	2,512,603

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $13,119,148,248)	11,964,872,238
NET OTHER ASSETS (LIABILITIES) - 0.5%	55,665,694
NET ASSETS - 100.0%	12,020,537,932

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,356,380	274,230,887	281,074,664	227,156	-	-	2,512,603	2,512,101	0.0%
Total	9,356,380	274,230,887	281,074,664	227,156	-	-	2,512,603

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	11,962,359,635	-	11,962,359,635	-

Money Market Funds	2,512,603	2,512,603	-	-
Total Investments in Securities:	11,964,872,238	2,512,603	11,962,359,635	-
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,116,635,645)	$11,962,359,635
Fidelity Central Funds (cost $2,512,603)	2,512,603

Total Investment in Securities (cost $13,119,148,248)		$11,964,872,238
Receivable for fund shares sold		274,303,291
Interest receivable		57,261,784
Distributions receivable from Fidelity Central Funds		27,557
Total assets		12,296,464,870
Liabilities
Payable for investments purchased	$268,496,180
Payable for fund shares redeemed	7,423,723
Other payables and accrued expenses	7,035
Total liabilities		275,926,938
Net Assets		$12,020,537,932
Net Assets consist of:
Paid in capital		$14,154,820,188
Total accumulated earnings (loss)		(2,134,282,256)
Net Assets		$12,020,537,932
Net Asset Value, offering price and redemption price per share ($12,020,537,932 ÷ 1,560,021,651 shares)		$7.71
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$272,671,497
Income from Fidelity Central Funds		227,156
Total income		272,898,653
Expenses
Custodian fees and expenses	$23,049
Independent trustees' fees and expenses	14,212
Total expenses		37,261
Net Investment income (loss)		272,861,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(243,325,725)
Total net realized gain (loss)		(243,325,725)
Change in net unrealized appreciation (depreciation) on investment securities		523,418,061
Net gain (loss)		280,092,336
Net increase (decrease) in net assets resulting from operations		$552,953,728
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$272,861,392	$393,966,395
Net realized gain (loss)	(243,325,725)	(369,492,835)
Change in net unrealized appreciation (depreciation)	523,418,061	(82,492,244)
Net increase (decrease) in net assets resulting from operations	552,953,728	(58,018,684)
Distributions to shareholders	(43,703,933)	(352,832,046)
Distributions to shareholders from tax return of capital	-	(20,783,643)

Total Distributions	(43,703,933)	(373,615,689)
Share transactions
Proceeds from sales of shares	1,739,800,475	2,862,067,705
Reinvestment of distributions	43,703,933	373,615,689
Cost of shares redeemed	(1,114,695,807)	(1,846,064,557)

Net increase (decrease) in net assets resulting from share transactions	668,808,601	1,389,618,837
Total increase (decrease) in net assets	1,178,058,396	957,984,464

Net Assets
Beginning of period	10,842,479,536	9,884,495,072
End of period	$12,020,537,932	$10,842,479,536

Other Information
Shares
Sold	229,246,877	373,482,174
Issued in reinvestment of distributions	5,646,503	48,914,975
Redeemed	(146,628,221)	(241,211,094)
Net increase (decrease)	88,265,159	181,186,055

Financial Highlights
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$7.37	$7.66	$7.70	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.184	.287	.290	.579	.158
Net realized and unrealized gain (loss)	.186	(.313)	(.077)	(2.494)	.061
Total from investment operations	.370	(.026)	.213	(1.915)	.219
Distributions from net investment income	(.030)	(.249)	(.253)	(.514)	(.089)
Distributions from net realized gain	-	-	-	(.001)	-
Distributions from tax return of capital	-	(.015)	-	-	-
Total distributions	(.030)	(.264)	(.253)	(.515)	(.089)
Net asset value, end of period	$7.71	$7.37	$7.66	$7.70	$10.13
Total Return D,E	5.02%	(.42)%	2.81%	(19.04)%	2.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-% I
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-% I
Net investment income (loss)	4.92% I	3.76%	3.73%	6.57%	4.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$12,020,538	$10,842,480	$9,884,495	$8,584,288	$7,218,254
Portfolio turnover rate J	27 % I	26%	31%	31% K	31% K

AFor the period August 13, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7,722,237,324	82,396,836	(21,552,417)	60,844,419
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	13,165,834,490	56,006,722	(1,256,968,974)	(1,200,962,252)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	(75,211,962)	(107,188,035)	(182,399,997)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	(205,391,882)	(759,083,887)	(964,475,769)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4,891
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901940.103
SYI-SANN-0825
Fidelity® SAI International Credit Fund

Semi-Annual Report
June 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Credit Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 8.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Australian Commonwealth 1.25% 5/21/2032	AUD	5,075,000	2,825,868
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	12,000,000	7,715,282
TOTAL AUSTRALIA			10,541,150
CANADA - 3.4%
Canadian Government 1.5% 12/1/2031	CAD	14,565,000	9,755,350
Canadian Government 1.5% 6/1/2031	CAD	13,925,000	9,417,138
Canadian Government 2% 6/1/2032	CAD	16,500,000	11,311,279
Canadian Government 2.5% 12/1/2032	CAD	20,865,000	14,704,737
Canadian Government 2.75% 6/1/2033	CAD	165,000	117,806
Canadian Government 3% 6/1/2034	CAD	6,775,000	4,890,322
Canadian Government 3.25% 12/1/2033	CAD	6,200,000	4,576,820
TOTAL CANADA			54,773,452
JAPAN - 1.7%
Japan Government 0.005% 12/1/2025	JPY	1,077,350,000	7,467,273
Japan Government 0.1% 11/1/2025	JPY	1,110,000,000	7,698,893
Japan Government 0.9% 9/20/2034	JPY	592,750,000	3,947,948
Japan Government 1.4% 3/20/2035	JPY	100,000,000	692,323
Japan Government Treasury Bills 0% 11/20/2025 (c)	JPY	1,077,050,000	7,466,047
TOTAL JAPAN			27,272,484
MULTI-NATIONAL - 1.8%
European Union 4% 4/4/2044 (b)	EUR	23,415,000	28,820,002
ROMANIA - 0.5%
Romanian Republic 2.124% 7/16/2031 (b)	EUR	1,585,000	1,553,161
Romanian Republic 5.875% 7/11/2032 (b)	EUR	5,050,000	6,008,134
TOTAL ROMANIA			7,561,295
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $124,399,427)			128,968,383

Non-Convertible Corporate Bonds - 61.6%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.1%
Financials - 0.8%
Banks - 0.4%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		6,940,000	6,188,462
Financial Services - 0.1%
Cimic Finance Ltd 1.5% 5/28/2029 (b)	EUR	2,104,000	2,301,240
Insurance - 0.3%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(e)	GBP	3,454,000	4,362,535
TOTAL FINANCIALS			12,852,237

Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	7,260,000	5,053,296
TOTAL AUSTRALIA			17,905,533
AUSTRIA - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Supernova Invest GmbH 5% 6/24/2030 (b)	EUR	1,375,000	1,622,305
BELGIUM - 2.0%
Consumer Staples - 0.8%
Food Products - 0.8%
Barry Callebaut Services NV 4.25% 8/19/2031 (b)	EUR	10,000,000	11,841,945
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Fluxys SA 4% 11/28/2030 (b)	EUR	6,800,000	8,102,208
Financials - 0.2%
Banks - 0.2%
KBC Group NV 3.5% 1/21/2032 (b)(e)	EUR	3,200,000	3,815,427
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Shurgard Luxembourg Sarl 4% 5/27/2035 (b)	EUR	6,900,000	8,107,182
TOTAL BELGIUM			31,866,762
CANADA - 1.5%
Financials - 1.5%
Banks - 1.5%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(e)	EUR	13,610,000	15,964,405
Royal Bank of Canada 3.125% 9/27/2031 (b)(e)	EUR	6,910,000	8,103,820

TOTAL CANADA			24,068,225
CZECH REPUBLIC - 0.8%
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
CPI Property Group SA 1.5% 1/27/2031 (b)	EUR	6,442,000	6,291,732
CPI Property Group SA 6% 1/27/2032 (b)	EUR	5,645,000	6,774,206

TOTAL CZECH REPUBLIC			13,065,938
DENMARK - 2.5%
Consumer Staples - 0.5%
Beverages - 0.2%
Carlsberg Breweries A/S 3.25% 2/28/2032 (b)	EUR	3,320,000	3,901,408
Tobacco - 0.3%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (b)	EUR	4,565,000	5,561,279
TOTAL CONSUMER STAPLES			9,462,687

Financials - 1.3%
Banks - 1.3%
Danske Bank A/S 3.875% 1/9/2032 (b)(e)	EUR	10,125,000	12,288,263
Jyske Bank A/S 3.625% 4/29/2031 (b)(e)	EUR	3,640,000	4,351,012
Jyske Bank A/S 5.125% 5/1/2035 (b)(e)	EUR	2,788,000	3,463,725
			20,103,000
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (b)	EUR	9,060,000	10,716,944
TOTAL DENMARK			40,282,631
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 5% 3/11/2030 (b)	EUR	920,000	1,109,743
Citycon Treasury BV 5.375% 7/8/2031 (b)	EUR	2,365,000	2,863,521

TOTAL FINLAND			3,973,264
FRANCE - 5.2%
Communication Services - 0.3%
Media - 0.3%
Publicis Groupe SA 3.375% 6/12/2032 (b)	EUR	3,700,000	4,346,717
Consumer Discretionary - 0.6%
Automobiles - 0.6%
RCI Banque SA 4.75% 3/24/2037 (b)(e)	EUR	2,400,000	2,852,186
RCI Banque SA 5.5% 10/9/2034 (b)(e)	EUR	6,000,000	7,433,519
			10,285,705
Financials - 2.2%
Banks - 2.2%
BNP Paribas SA 2.159% 9/15/2029 (d)(e)		4,560,000	4,227,152
BNP Paribas SA 3.945% 2/18/2037 (b)(e)	EUR	9,000,000	10,566,512
BNP Paribas SA 5.786% 1/13/2033 (d)(e)		3,336,000	3,470,454
BPCE SA 5.716% 1/18/2030 (d)(e)		10,610,000	10,923,705
Societe Generale SA 6.691% 1/10/2034 (d)(e)		4,940,000	5,271,968
			34,459,791
Utilities - 2.1%
Electric Utilities - 0.7%
Electricite de France SA 4.75% 10/12/2034 (b)	EUR	1,300,000	1,645,619
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	7,100,000	9,472,011
			11,117,630
Multi-Utilities - 1.4%
Engie SA 3.875% 3/6/2036 (b)	EUR	1,600,000	1,902,895
Engie SA 4.25% 9/6/2034 (b)	EUR	7,600,000	9,370,100
Veolia Environnement SA 3.324% 6/17/2032 (b)	EUR	9,400,000	11,043,084
			22,316,079
TOTAL UTILITIES			33,433,709

TOTAL FRANCE			82,525,922
GERMANY - 12.5%
Consumer Discretionary - 1.3%
Automobile Components - 1.3%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	2,400,000	2,845,903
Schaeffler AG 4.75% 8/14/2029 (b)	EUR	5,400,000	6,441,205
Schaeffler AG 5.375% 4/1/2031 (b)	EUR	2,500,000	3,007,763
ZF Europe Finance BV 4.75% 1/31/2029 (b)	EUR	6,700,000	7,418,300
ZF Europe Finance BV 7% 6/12/2030 (b)	EUR	1,400,000	1,652,692
			21,365,863
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 4% 3/5/2030 (b)	EUR	2,890,000	3,507,492
Financials - 3.7%
Banks - 0.8%
Commerzbank AG 3.625% 1/14/2032 (b)(e)	EUR	3,100,000	3,681,578
Commerzbank AG 4.875% 10/16/2034 (b)(e)	EUR	1,100,000	1,351,610
Commerzbank AG 8.625% 2/28/2033 (b)(e)	GBP	2,600,000	3,837,963
Volkswagen Bank GmbH 3.5% 6/19/2031 (b)	EUR	3,300,000	3,876,044
			12,747,195
Capital Markets - 0.5%
Deutsche Bank AG 6.125% 12/12/2030 (b)(e)	GBP	5,500,000	7,861,637
Financial Services - 2.4%
KfW 0.125% 1/9/2032 (b)	EUR	8,574,000	8,622,131
KfW 2.75% 1/17/2035 (b)	EUR	15,964,000	18,660,937
KfW 4% 3/15/2029		9,475,000	9,553,663
			36,836,731
TOTAL FINANCIALS			57,445,563

Health Care - 1.5%
Pharmaceuticals - 1.5%
Bayer US Finance LLC 6.375% 11/21/2030 (d)		8,930,000	9,489,934
Bayer US Finance LLC 6.5% 11/21/2033 (d)		13,680,000	14,668,451
			24,158,385
Industrials - 0.5%
Air Freight & Logistics - 0.5%
Deutsche Post AG 3.125% 6/5/2032 (b)	EUR	6,915,000	8,188,695
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Aroundtown SA 3% 10/16/2029 (b)	GBP	3,185,000	3,923,534
Aroundtown SA 3.625% 4/10/2031 (b)	GBP	2,910,000	3,533,377
Deutsche EuroShop AG 4.5% 10/15/2030 (b)	EUR	2,100,000	2,473,655
LEG Immobilien SE 3.875% 1/20/2035 (b)	EUR	4,900,000	5,652,764
Sirius Real Estate Ltd 4% 1/22/2032 (b)	EUR	2,300,000	2,684,631
			18,267,961
Utilities - 4.2%
Electric Utilities - 2.6%
Amprion GmbH 0.625% 9/23/2033 (b)	EUR	5,000,000	4,681,183
Amprion GmbH 3.125% 8/27/2030 (b)	EUR	1,700,000	2,004,744
Amprion GmbH 3.625% 5/21/2031 (b)	EUR	6,500,000	7,820,916
Amprion GmbH 4.125% 9/7/2034 (b)	EUR	3,800,000	4,630,569
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(e)	EUR	6,300,000	6,933,198
EnBW International Finance BV 3.5% 7/22/2031 (b)	EUR	2,390,000	2,883,344
EnBW International Finance BV 3.75% 11/20/2035 (b)	EUR	9,640,000	11,380,106
			40,334,060
Independent Power and Renewable Electricity Producers - 1.3%
RWE Finance US LLC 5.875% 4/16/2034 (d)		19,406,000	20,075,323
Multi-Utilities - 0.3%
E.ON SE 3.5% 4/16/2033 (b)	EUR	4,105,000	4,883,038
TOTAL UTILITIES			65,292,421

TOTAL GERMANY			198,226,380
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(e)		2,803,000	2,621,296
ITALY - 1.0%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		3,700,000	4,017,290
Utilities - 0.8%
Electric Utilities - 0.5%
Enel Finance International NV 5.5% 6/26/2034 (d)		5,195,000	5,294,171
Enel SpA 3.375% (b)(e)(f)	EUR	2,150,000	2,534,344
			7,828,515
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (d)		4,619,000	4,714,306
TOTAL UTILITIES			12,542,821

TOTAL ITALY			16,560,111
JAPAN - 0.5%
Consumer Staples - 0.5%
Tobacco - 0.5%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		6,855,000	7,168,184
LUXEMBOURG - 2.7%
Financials - 0.3%
Financial Services - 0.3%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (b)	EUR	4,135,000	5,078,491
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	859,900	295,873
			5,374,364
Real Estate - 2.4%
Industrial REITs - 0.4%
Prologis International Funding II SA 4.375% 7/1/2036 (b)	EUR	4,590,000	5,578,641
Real Estate Management & Development - 2.0%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (b)	EUR	4,170,000	4,489,763
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (b)	EUR	6,607,000	7,346,417
Logicor Financing Sarl 1.625% 1/17/2030 (b)	EUR	7,390,000	7,996,367
Logicor Financing Sarl 2% 1/17/2034 (b)	EUR	7,135,000	7,115,481
P3 Group Sarl 4% 4/19/2032 (b)	EUR	4,280,000	5,069,405
			32,017,433
TOTAL REAL ESTATE			37,596,074

TOTAL LUXEMBOURG			42,970,438
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 5.95% 1/28/2031		11,320,000	10,206,112
NETHERLANDS - 3.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (b)	EUR	1,600,000	1,892,061
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
REWE International Finance BV 4.875% 9/13/2030 (b)	EUR	6,400,000	8,075,905
Financials - 2.6%
Banks - 2.6%
ABN AMRO Bank NV 3.875% 1/15/2032 (b)	EUR	7,600,000	9,216,122
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	5,900,000	6,221,166
ING Groep NV 3% 8/17/2031 (b)(e)	EUR	17,800,000	20,730,640
ING Groep NV 4.5% 5/23/2029 (b)(e)	EUR	3,700,000	4,566,464
			40,734,392
Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV 3% 9/25/2030 (b)	EUR	2,175,000	2,566,335
TOTAL NETHERLANDS			53,268,693
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 0.25% 2/23/2029 (b)(e)	EUR	3,945,000	4,357,732
POLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (b)	EUR	4,068,000	4,398,725
PORTUGAL - 0.2%
Financials - 0.2%
Insurance - 0.2%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(e)	EUR	3,100,000	3,668,455
SPAIN - 1.6%
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (e)		6,800,000	7,090,487
CaixaBank SA 3.625% 9/19/2032 (b)(e)	EUR	3,300,000	3,933,275
CaixaBank SA 5.673% 3/15/2030 (d)(e)		2,555,000	2,642,314
CaixaBank SA 6.84% 9/13/2034 (d)(e)		4,950,000	5,437,282
			19,103,358
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Werfen SA/Spain 4.625% 6/6/2028 (b)	EUR	5,000,000	6,160,607
TOTAL SPAIN			25,263,965
SWEDEN - 1.1%
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Heimstaden AB 4.375% 3/6/2027 (b)	EUR	3,400,000	3,884,879
Heimstaden Bostad AB 3.875% 11/5/2029 (b)	EUR	7,690,000	9,104,951
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (b)	EUR	4,355,000	4,565,675

TOTAL SWEDEN			17,555,505
SWITZERLAND - 1.9%
Financials - 1.9%
Capital Markets - 1.4%
UBS Group AG 2.125% 11/15/2029 (b)(e)	GBP	1,543,000	1,955,065
UBS Group AG 2.875% 4/2/2032 (b)(e)	EUR	3,000,000	3,457,816
UBS Group AG 4.125% 6/9/2033 (b)(e)	EUR	6,995,000	8,573,174
UBS Group AG 4.75% 3/17/2032 (b)(e)	EUR	5,630,000	7,122,485
			21,108,540
Insurance - 0.5%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(e)		4,125,000	4,138,097
Argentum Netherlands BV for Swiss Re Ltd 5.75% 8/15/2050 (b)(e)		1,492,000	1,492,000
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(e)		3,170,000	2,794,317
			8,424,414
TOTAL FINANCIALS			29,532,954

Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (b)	EUR	775,000	928,773
TOTAL SWITZERLAND			30,461,727
UNITED KINGDOM - 17.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.875% 10/3/2078 (b)(e)	GBP	525,000	719,777
Consumer Discretionary - 1.2%
Broadline Retail - 0.3%
John Lewis PLC 4.25% 12/18/2034 (b)	GBP	4,515,000	5,030,780
Hotels, Restaurants & Leisure - 0.2%
Whitbread Group PLC 2.375% 5/31/2027 (b)	GBP	2,220,000	2,904,125
Household Durables - 0.7%
Berkeley Group PLC/The 2.5% 8/11/2031 (b)	GBP	10,337,000	11,852,070
TOTAL CONSUMER DISCRETIONARY			19,786,975

Consumer Staples - 2.1%
Tobacco - 2.1%
BAT Capital Corp 2.125% 8/15/2025 (b)	GBP	1,431,000	1,957,560
BAT International Finance PLC 4.125% 4/12/2032 (b)	EUR	9,510,000	11,501,406
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (b)	EUR	8,440,000	10,756,517
Imperial Brands Finance PLC 4.875% 6/7/2032 (b)	GBP	6,290,000	8,342,615
			32,558,098
Financials - 7.0%
Banks - 5.7%
Barclays PLC 3.543% 8/14/2031 (b)(e)	EUR	7,300,000	8,661,076
Barclays PLC 5.262% 1/29/2034 (b)(e)	EUR	680,000	880,679
Barclays PLC 8.407% 11/14/2032 (b)(e)	GBP	2,880,000	4,225,375
HSBC Holdings PLC 4.787% 3/10/2032 (b)(e)	EUR	5,005,000	6,333,373
HSBC Holdings PLC 4.856% 5/23/2033 (b)(e)	EUR	2,320,000	2,952,741
HSBC Holdings PLC 5.813% 5/22/2033 (b)(e)	GBP	11,060,000	15,585,755
HSBC Holdings PLC 6.254% 3/9/2034 (e)		2,815,000	3,011,943
HSBC Holdings PLC 6.8% 9/14/2031 (e)	GBP	3,550,000	5,263,003
HSBC Holdings PLC 8.201% 11/16/2034 (b)(e)	GBP	830,000	1,257,310
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(e)	EUR	10,500,000	13,259,293
NatWest Group PLC 2.105% 11/28/2031 (b)(e)	GBP	4,974,000	6,587,824
NatWest Group PLC 7.416% 6/6/2033 (b)(e)	GBP	7,365,000	10,691,906
Santander UK Group Holdings PLC 3.625% 1/14/2026 (b)	GBP	550,000	751,039
Standard Chartered PLC 3.864% 3/17/2033 (b)(e)	EUR	4,805,000	5,732,680
Virgin Money UK PLC 7.625% 8/23/2029 (b)(e)	GBP	3,330,000	4,949,425
			90,143,422
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (b)	EUR	5,330,000	6,295,768
Financial Services - 0.2%
Nationwide Building Society 4% 7/30/2035 (b)(e)	EUR	2,610,000	3,104,749
Insurance - 0.7%
Admiral Group PLC 8.5% 1/6/2034 (b)	GBP	6,925,000	10,817,026
TOTAL FINANCIALS			110,360,965

Industrials - 1.5%
Ground Transportation - 0.6%
Mobico Group PLC 4.875% 9/26/2031 (b)	EUR	10,040,000	9,575,126
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (b)	GBP	548,000	738,102
Transportation Infrastructure - 0.9%
Heathrow Funding Ltd 6% 3/5/2032 (b)	GBP	8,685,000	12,046,354
TOTAL INDUSTRIALS			22,359,582

Real Estate - 0.5%
Office REITs - 0.5%
Great Portland Estates PLC 5.375% 9/25/2031 (b)	GBP	5,610,000	7,694,451
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (b)	EUR	870,000	1,008,539
TOTAL REAL ESTATE			8,702,990

Utilities - 5.6%
Electric Utilities - 1.1%
London Power Networks PLC 3.837% 6/11/2037 (b)	EUR	3,455,000	4,067,424
NGG Finance PLC 2.125% 9/5/2082 (b)(e)	EUR	6,981,000	8,026,147
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (b)	EUR	4,115,000	4,826,638
			16,920,209
Gas Utilities - 0.4%
Southern Gas Networks PLC 3.5% 10/16/2030 (b)	EUR	4,785,000	5,671,666
Water Utilities - 4.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (b)	GBP	2,415,000	2,913,217
Anglian Water Services Financing PLC 5.875% 6/20/2031 (b)	GBP	2,055,000	2,885,764
Anglian Water Services Financing PLC 6.25% 9/12/2044 (b)	GBP	600,000	794,265
Anglian Water Services Financing PLC 6.293% 7/30/2030 (b)	GBP	4,900,000	7,005,357
Anglian Water Services Financing PLC 6.625% 1/15/2029 (g)	GBP	4,575,000	6,539,419
Northumbrian Water Finance PLC 4.5% 2/14/2031 (b)	GBP	7,970,000	10,511,902
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (b)	EUR	4,015,000	4,757,442
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	5,005,000	6,459,102
South West Water Finance PLC 5.75% 12/11/2032 (b)	GBP	3,420,000	4,804,000
SW Finance I PLC 1.625% 3/30/2027 (b)	GBP	1,205,000	1,472,408
SW Finance I PLC 2.375% 5/28/2028 (b)	GBP	5,985,000	7,197,102
SW Finance I PLC 7.375% 12/12/2041 (b)	GBP	1,121,000	1,493,376
United Utilities Water Finance PLC 3.5% 2/27/2033 (b)	EUR	2,540,000	2,970,901
Wessex Water Services Finance PLC 6.125% 9/19/2034 (b)	GBP	4,120,000	5,711,600
			65,515,855
TOTAL UTILITIES			88,107,730

TOTAL UNITED KINGDOM			282,596,117
UNITED STATES - 4.1%
Communication Services - 0.3%
Interactive Media & Services - 0.2%
Alphabet Inc 3.375% 5/6/2037	EUR	940,000	1,087,011
Alphabet Inc 3.875% 5/6/2045	EUR	1,000,000	1,165,986
Alphabet Inc 4% 5/6/2054	EUR	700,000	810,892
			3,063,889
Media - 0.1%
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	1,257,000	1,386,998
TOTAL COMMUNICATION SERVICES			4,450,887

Consumer Discretionary - 0.8%
Automobiles - 0.4%
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		6,249,000	6,304,902
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp 3.5% 5/21/2032 (b)	EUR	5,480,000	6,508,357
TOTAL CONSUMER DISCRETIONARY			12,813,259

Consumer Staples - 0.8%
Tobacco - 0.8%
Philip Morris International Inc 3.25% 6/6/2032	EUR	10,765,000	12,480,747
Financials - 1.0%
Banks - 0.0%
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(e)	EUR	900,000	1,081,013
Capital Markets - 0.5%
Blackstone Private Credit Fund 4.875% 4/14/2026 (b)	GBP	2,494,000	3,405,204
Morgan Stanley 3.955% 3/21/2035 (e)	EUR	950,000	1,143,804
Morgan Stanley 4.099% 5/22/2036 (e)	EUR	2,300,000	2,772,038
			7,321,046
Consumer Finance - 0.5%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,935,000	3,509,696
Ford Motor Credit Co LLC 5.875% 11/7/2029		3,000,000	3,008,805
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	1,100,000	1,533,345
			8,051,846
TOTAL FINANCIALS			16,453,905

Information Technology - 0.1%
Software - 0.1%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	1,790,000	2,102,243
Real Estate - 0.9%
Diversified REITs - 0.0%
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	364,416
Retail REITs - 0.3%
Realty Income Corp 3.375% 6/20/2031	EUR	4,590,000	5,391,588
Specialized REITs - 0.6%
American Tower Corp 3.625% 5/30/2032	EUR	6,865,000	8,144,059
TOTAL REAL ESTATE			13,900,063

Utilities - 0.2%
Electric Utilities - 0.2%
Duke Energy Corp 3.85% 6/15/2034	EUR	1,403,000	1,639,848
Southern Co/The 1.875% 9/15/2081 (e)	EUR	1,211,000	1,364,736
			3,004,584
TOTAL UNITED STATES			65,205,688
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $918,058,614)			979,839,708

Preferred Securities - 3.7%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(e)(f)	EUR	1,940,000	2,158,913
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Oyj 7.875% (b)(e)(f)	EUR	3,257,000	4,071,308
GERMANY - 1.8%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
Volkswagen International Finance NV 3.748% (b)(e)(f)	EUR	100,000	118,404
Volkswagen International Finance NV 3.875% (b)(e)(f)	EUR	13,900,000	15,721,530
			15,839,934
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aroundtown Finance Sarl 7.875% (e)(f)		2,795,000	2,852,948
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(e)(f)(h)	EUR	4,300,000	4,871,034
Grand City Properties SA 1.5% (b)(e)(f)	EUR	4,000,000	4,569,601
			12,293,583
TOTAL GERMANY			28,133,517
SWEDEN - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Heimstaden Bostad AB 3.625% (b)(e)(f)	EUR	5,065,000	5,924,473
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(e)(f)(h)(i)	EUR	647,000	537,552

TOTAL SWEDEN			6,462,025
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(e)(f)(h)(i)(j)		611,000	41,242
UNITED KINGDOM - 1.2%
Consumer Staples - 1.0%
Tobacco - 1.0%
British American Tobacco PLC 3% (b)(e)(f)	EUR	13,207,000	15,694,336
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(e)(f)	GBP	3,095,000	2,617,210
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(e)(f)	GBP	337,000	460,721
TOTAL UNITED KINGDOM			18,772,267
TOTAL PREFERRED SECURITIES (Cost $51,925,354)			59,639,272

U.S. Treasury Obligations - 22.6%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	4.51	700,000	430,637
US Treasury Bonds 2.25% 5/15/2041	4.12 to 4.83	16,900,000	12,273,625
US Treasury Bonds 3.25% 5/15/2042	4.15	580,200	479,912
US Treasury Bonds 4% 11/15/2042 (l)	3.89 to 4.17	6,000,000	5,473,828
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.75	3,925,000	3,595,821
US Treasury Bonds 4.5% 11/15/2054	4.61	9,500,000	9,053,203
US Treasury Bonds 4.5% 2/15/2044	4.44 to 4.83	6,500,000	6,280,625
US Treasury Bonds 4.625% 11/15/2044	4.86	1,130,000	1,106,164
US Treasury Bonds 4.625% 2/15/2040 (m)	4.60 to 4.81	29,177,000	29,346,819
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	2,620,000	2,569,340
US Treasury Bonds 5% 5/15/2045	4.83 to 4.98	13,740,000	14,113,556
US Treasury Bonds 6.25% 5/15/2030 (m)	3.41 to 4.46	18,050,000	20,001,656
US Treasury Notes 1% 7/31/2028	4.19	15,000,000	13,828,711
US Treasury Notes 3.5% 2/15/2033	4.32	200,000	192,797
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	11,500,000	11,307,734
US Treasury Notes 3.75% 12/31/2028	4.03	700,000	700,629
US Treasury Notes 3.75% 12/31/2030	4.07	1,600,000	1,592,063
US Treasury Notes 3.75% 8/31/2031	3.64	3,300,000	3,269,191
US Treasury Notes 4% 2/15/2034	4.19 to 4.50	3,500,000	3,463,496
US Treasury Notes 4% 3/31/2030	4.01	8,470,000	8,548,745
US Treasury Notes 4% 4/30/2032	4.06 to 4.29	28,900,000	28,936,125
US Treasury Notes 4% 6/30/2032	4.04	5,225,000	5,229,082
US Treasury Notes 4.125% 10/31/2031	4.34 to 4.41	48,000,000	48,500,625
US Treasury Notes 4.125% 2/28/2027	4.01	4,400,000	4,422,859
US Treasury Notes 4.125% 2/29/2032	4.20	10,550,000	10,646,434
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.04	17,510,000	17,665,265
US Treasury Notes 4.125% 5/31/2032	4.13 to 4.29	20,735,000	20,907,030
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	1,200,000	1,213,477
US Treasury Notes 4.25% 2/28/2029	4.19 to 4.30	6,420,000	6,533,102
US Treasury Notes 4.25% 5/15/2035	4.28 to 4.48	26,015,000	26,055,648
US Treasury Notes 4.375% 11/30/2028	3.89 to 3.91	3,700,000	3,777,035
US Treasury Notes 4.375% 12/31/2029	4.39	3,200,000	3,279,375
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	4,250,000	4,365,547
US Treasury Notes 4.625% 2/15/2035	4.40 to 4.44	8,740,000	9,016,792
US Treasury Notes 4.625% 4/30/2029	4.40 to 4.72	12,350,000	12,735,938
US Treasury Notes 4.75% 2/15/2045	4.51 to 4.86	8,930,000	8,882,559
TOTAL U.S. TREASURY OBLIGATIONS (Cost $357,836,054)			359,795,445

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $91,186,497)	4.32	91,168,263	91,186,497

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,543,405,946)	1,619,429,305
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(27,792,420)
NET ASSETS - 100.0%	1,591,636,885

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	1	Sep 2025	114,250	14	14
CBOT US Treasury Long Bond Contracts (United States)	124	Sep 2025	14,298,750	594,852	594,852

TOTAL PURCHASED					594,866

Sold

Interest Rate Contracts
Eurex Deutschland Contracts (Germany)	65	Sep 2025	9,965,162	23,098	23,098
ICE Long GILT Futures (United Kingdom)	198	Sep 2025	25,284,131	(586,961)	(586,961)

TOTAL SOLD					(563,863)

TOTAL FUTURES CONTRACTS					31,003
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	686,000	USD	449,335	BNP Paribas SA	7/02/25	2,155
CAD	369,000	USD	264,534	JPMorgan Chase Bank NA	7/08/25	6,533
EUR	12,853,000	USD	15,075,155	Bank of America NA	7/01/25	65,036
EUR	480,000	USD	563,174	BNP Paribas SA	7/02/25	2,242
EUR	6,471,000	USD	7,469,810	Bank of America NA	7/08/25	156,030
GBP	2,131,000	USD	2,923,476	Bank of America NA	7/01/25	1,641
JPY	551,250,000	USD	3,766,575	JPMorgan Chase Bank NA	7/08/25	64,247
USD	765,105	AUD	1,168,000	BNP Paribas SA	7/08/25	(3,711)
USD	1,897,894	AUD	2,961,000	Brown Brothers Harriman & Co.	7/08/25	(51,133)
USD	429,781	AUD	660,000	Brown Brothers Harriman & Co.	7/08/25	(4,653)
USD	577,698	AUD	889,000	Brown Brothers Harriman & Co.	7/08/25	(7,471)
USD	385,915	AUD	603,000	Brown Brothers Harriman & Co.	7/08/25	(11,000)
USD	946,304	AUD	1,462,000	Canadian Imperial Bank of Commerce	7/08/25	(16,032)
USD	726,848	AUD	1,132,000	Canadian Imperial Bank of Commerce	7/08/25	(18,271)
USD	34,989	AUD	54,000	Canadian Imperial Bank of Commerce	7/08/25	(555)
USD	163,051	AUD	255,000	HSBC BANK USA	7/08/25	(4,799)
USD	7,789,596	AUD	11,943,000	JPMorgan Chase Bank NA	7/08/25	(71,678)
USD	1,768,849	AUD	2,735,000	JPMorgan Chase Bank NA	7/08/25	(31,417)
USD	70,520	AUD	108,000	JPMorgan Chase Bank NA	7/08/25	(569)
USD	1,765,079	CAD	2,411,000	Bank of America NA	7/08/25	(6,040)
USD	1,559,457	CAD	2,131,000	Bank of America NA	7/08/25	(5,974)
USD	2,438,571	CAD	3,326,000	Bank of America NA	7/08/25	(4,706)
USD	1,493,646	CAD	2,079,000	Brown Brothers Harriman & Co.	7/08/25	(33,586)
USD	1,847,189	CAD	2,569,000	Brown Brothers Harriman & Co.	7/08/25	(39,996)
USD	5,909,195	CAD	8,184,000	Canadian Imperial Bank of Commerce	7/08/25	(102,765)
USD	1,129,540	CAD	1,544,000	Goldman Sachs Bank USA	7/08/25	(4,681)
USD	2,328,672	CAD	3,190,000	JPMorgan Chase Bank NA	7/08/25	(14,700)
USD	36,421,152	CAD	50,120,000	JPMorgan Chase Bank NA	7/08/25	(396,959)
USD	1,046,296	EUR	921,000	BNP Paribas SA	7/08/25	(39,069)
USD	16,458,902	EUR	14,379,000	Bank of America NA	7/08/25	(486,230)
USD	19,099,543	EUR	16,919,000	Bank of America NA	7/08/25	(838,888)
USD	8,803,736	EUR	7,686,000	Bank of America NA	7/08/25	(253,938)
USD	13,805,453	EUR	11,765,000	Bank of America NA	7/08/25	(59,174)
USD	4,712,128	EUR	4,112,000	Bank of America NA	7/08/25	(133,715)
USD	800,436	EUR	700,000	Bank of America NA	7/08/25	(24,489)
USD	39,649,105	EUR	35,052,000	Brown Brothers Harriman & Co.	7/08/25	(1,658,412)
USD	2,207,017	EUR	1,940,000	Canadian Imperial Bank of Commerce	7/08/25	(79,203)
USD	11,984,330	EUR	10,519,000	Canadian Imperial Bank of Commerce	7/08/25	(411,931)
USD	19,605,486	EUR	17,140,000	Goldman Sachs Bank USA	7/08/25	(593,385)
USD	458,478,302	EUR	402,579,000	Goldman Sachs Bank USA	7/08/25	(15,946,514)
USD	17,165,569	EUR	15,308,000	JPMorgan Chase Bank NA	7/08/25	(874,356)
USD	30,283,891	EUR	26,556,000	JPMorgan Chase Bank NA	7/08/25	(1,011,396)
USD	46,765,766	EUR	40,598,000	JPMorgan Chase Bank NA	7/08/25	(1,077,511)
USD	5,977,106	EUR	5,297,000	JPMorgan Chase Bank NA	7/08/25	(265,217)
USD	137,207,498	GBP	102,437,000	BNP Paribas SA	7/08/25	(3,406,747)
USD	2,793,229	GBP	2,036,000	Bank of America NA	7/08/25	(1,568)
USD	4,107,376	GBP	3,077,000	Bank of America NA	7/08/25	(116,391)
USD	3,145,699	GBP	2,320,000	Bank of America NA	7/08/25	(38,942)
USD	7,327,495	GBP	5,508,000	Bank of America NA	7/08/25	(233,281)
USD	1,479,161	GBP	1,093,000	Bank of America NA	7/08/25	(21,189)
USD	5,481,882	GBP	4,041,000	Bank of America NA	7/08/25	(65,158)
USD	9,221,664	GBP	6,946,000	Bank of America NA	7/08/25	(313,041)
USD	5,639,894	GBP	4,245,000	Brown Brothers Harriman & Co.	7/08/25	(187,175)
USD	8,667,435	GBP	6,440,000	Brown Brothers Harriman & Co.	7/08/25	(172,689)
USD	23,322,668	GBP	17,437,000	Brown Brothers Harriman & Co.	7/08/25	(612,928)
USD	1,048,158	GBP	765,000	Goldman Sachs Bank USA	7/08/25	(1,950)
USD	258,808	GBP	190,000	Goldman Sachs Bank USA	7/08/25	(2,003)
USD	1,261,882	GBP	935,000	JPMorgan Chase Bank NA	7/08/25	(21,583)
USD	192,711	JPY	27,700,000	BNP Paribas SA	7/08/25	215
USD	2,027,147	JPY	290,550,000	Brown Brothers Harriman & Co.	7/08/25	8,017
USD	29,363,708	JPY	4,163,900,000	JPMorgan Chase Bank NA	7/08/25	427,363

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(29,045,290)
Unrealized Appreciation						733,479
Unrealized Depreciation						(29,778,769)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	16,500,000	(350,397)	318,240	(32,157)
Generali 4.125% 5/4/2026	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	7,700,000	(16,008)	(27,895)	(43,903)
UniCredit SpA 5.375% 4/16/2034	Jun 2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	6,900,000	22,587	(65,826)	(43,239)
Societe Generale SA 5.25% 9/6/2032	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	6,900,000	51,859	(56,976)	(5,117)
Intesa Sanpaolo SpA 6.184% 2/20/2034	Jun 2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	7,200,000	(18,042)	(48,351)	(66,393)
Deutsche Bank AG 5.625% 5/19/2031	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	5,750,000	99,191	(146,808)	(47,617)

TOTAL CREDIT DEFAULT SWAPS							(210,810)	(27,616)	(238,426)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $875,908,705 or 55.0% of net assets.

(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,893,898 or 6.9% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Non-income producing - Security is in default.
(j)	Level 3 security
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,544,532.
(m)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $25,019,599.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	48,295,811	604,942,666	562,051,980	1,036,942	-	-	91,186,497	91,168,263	0.2%
Total	48,295,811	604,942,666	562,051,980	1,036,942	-	-	91,186,497

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	128,968,383	-	128,968,383	-

Non-Convertible Corporate Bonds
Communication Services	11,409,442	-	11,409,442	-
Consumer Discretionary	64,251,802	-	64,251,802	-
Consumer Staples	85,095,058	-	85,095,058	-
Energy	18,308,320	-	18,308,320	-
Financials	388,968,954	-	388,968,954	-
Health Care	41,035,936	-	41,035,936	-
Industrials	33,114,612	-	33,114,612	-
Information Technology	2,102,243	-	2,102,243	-
Materials	928,773	-	928,773	-
Real Estate	127,190,007	-	127,190,007	-
Utilities	207,434,561	-	207,434,561	-

Preferred Securities
Consumer Discretionary	15,839,934	-	15,839,934	-
Consumer Staples	15,694,336	-	15,694,336	-
Financials	41,242	-	-	41,242
Industrials	2,617,210	-	2,617,210	-
Real Estate	24,985,829	-	24,985,829	-
Utilities	460,721	-	460,721	-

U.S. Treasury Obligations	359,795,445	-	359,795,445	-

Money Market Funds	91,186,497	91,186,497	-	-
Total Investments in Securities:	1,619,429,305	91,186,497	1,528,201,566	41,242
Derivative Instruments:

Assets
Futures Contracts	617,964	617,964	-	-
Forward Foreign Currency Contracts	733,479	-	733,479	-
Swaps	173,637	-	173,637	-
Total Assets	1,525,080	617,964	907,116	-

Liabilities
Futures Contracts	(586,961)	(586,961)	-	-
Forward Foreign Currency Contracts	(29,778,769)	-	(29,778,769)	-
Swaps	(384,447)	-	(384,447)	-
Total Liabilities	(30,750,177)	(586,961)	(30,163,216)	-
Total Derivative Instruments:	(29,225,097)	31,003	(29,256,100)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	173,637	(384,447)
Total Credit Risk	173,637	(384,447)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	733,479	(29,778,769)
Total Foreign Exchange Risk	733,479	(29,778,769)
Interest Rate Risk
Futures Contracts (c)	617,964	(586,961)
Total Interest Rate Risk	617,964	(586,961)
Total Value of Derivatives	1,525,080	(30,750,177)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	222,707	(2,602,724)	-	2,179,311	(200,706)
BNP Paribas SA	155,662	(3,815,932)	-	3,660,270	-
Brown Brothers Harriman & Co	8,017	(2,779,043)	-	2,495,498	(275,528)
Canadian Imperial Bank of Commerce	-	(628,757)	-	361,089	(267,668)
Goldman Sachs Bank USA	22,587	(16,548,533)	-	13,888,131	(2,637,815)
HSBC BANK USA	-	(4,799)	-	-	(4,799)
JPMorgan Chase Bank NA	498,143	(3,783,428)	-	2,359,654	(925,631)
Total	$907,116	$(30,163,216)	$-	$24,943,953	$(4,312,147)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,452,219,449)	$1,528,242,808
Fidelity Central Funds (cost $91,186,497)	91,186,497

Total Investment in Securities (cost $1,543,405,946)		$1,619,429,305
Foreign currency held at value (cost $2,411,328)		2,417,718
Receivable for investments sold		3,161,348
Unrealized appreciation on forward foreign currency contracts		733,479
Dividends receivable		106,863
Interest receivable		18,049,233
Distributions receivable from Fidelity Central Funds		261,164
Receivable for daily variation margin on futures contracts		216,470
Bi-lateral OTC swaps, at value		173,637
Receivable from investment adviser for expense reductions		35,842
Other receivables		113,438
Total assets		1,644,698,497
Liabilities
Payable for investments purchased	$22,314,430
Unrealized depreciation on forward foreign currency contracts	29,778,769
Bi-lateral OTC swaps, at value	384,447
Accrued management fee	492,514
Other payables and accrued expenses	91,452
Total liabilities		53,061,612
Net Assets		$1,591,636,885
Net Assets consist of:
Paid in capital		$1,552,700,214
Total accumulated earnings (loss)		38,936,671
Net Assets		$1,591,636,885
Net Asset Value, offering price and redemption price per share ($1,591,636,885 ÷ 147,770,535 shares)		$10.77
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$802,713
Interest		18,947,248
Income from Fidelity Central Funds		1,036,942
Total income		20,786,903
Expenses
Management fee	$1,915,653
Custodian fees and expenses	25,003
Independent trustees' fees and expenses	1,019
Registration fees	54,795
Audit fees	50,460
Legal	360
Miscellaneous	882
Total expenses before reductions	2,048,172
Expense reductions	(90,985)
Total expenses after reductions		1,957,187
Net Investment income (loss)		18,829,716
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,030,982
Forward foreign currency contracts	(34,207,440)
Foreign currency transactions	529,262
Futures contracts	(601,274)
Swaps	(295,781)
Total net realized gain (loss)		(28,544,251)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	79,596,803
Forward foreign currency contracts	(35,704,796)
Assets and liabilities in foreign currencies	786,944
Futures contracts	299,878
Swaps	(160,758)
Total change in net unrealized appreciation (depreciation)		44,818,071
Net gain (loss)		16,273,820
Net increase (decrease) in net assets resulting from operations		$35,103,536
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,829,716	$16,753,425
Net realized gain (loss)	(28,544,251)	13,937,053
Change in net unrealized appreciation (depreciation)	44,818,071	(7,063,231)
Net increase (decrease) in net assets resulting from operations	35,103,536	23,627,247
Distributions to shareholders	(8,329,373)	(21,288,166)

Share transactions
Proceeds from sales of shares	850,000,000	365,000,000
Reinvestment of distributions	8,329,373	21,288,166

Net increase (decrease) in net assets resulting from share transactions	858,329,373	386,288,166
Total increase (decrease) in net assets	885,103,536	388,627,247

Net Assets
Beginning of period	706,533,349	317,906,102
End of period	$1,591,636,885	$706,533,349

Other Information
Shares
Sold	79,776,034	34,426,139
Issued in reinvestment of distributions	784,275	2,029,276
Net increase (decrease)	80,560,309	36,455,415

Financial Highlights
Fidelity® SAI International Credit Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$10.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.207	.430	.369
Net realized and unrealized gain (loss)	.153	.201	.241
Total from investment operations	.360	.631	.610
Distributions from net investment income	(.098)	(.402)	(.270)
Distributions from net realized gain	(.002)	(.059)	-
Total distributions	(.100)	(.461)	(.270)
Net asset value, end of period	$10.77	$10.51	$10.34
Total Return D,E	3.44%	6.19%	6.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43% H	.45%	.46% H,I
Expenses net of fee waivers, if any	.41 % H	.41%	.41% H,I
Expenses net of all reductions, if any	.41% H	.41%	.41% H,I
Net investment income (loss)	3.95% H	4.11%	4.43% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$1,591,637	$706,533	$317,906
Portfolio turnover rate J	66 % H	64%	95% H,K

AFor the period March 1, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity SAI International Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,798,074
Gross unrealized depreciation	(35,479,287)
Net unrealized appreciation (depreciation)	$51,318,787
Tax cost	$1,538,857,805

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI International Credit Fund
Credit Risk
Swaps	(295,781)	(160,758)
Total Credit Risk	(295,781)	(160,758)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(34,207,440)	(35,704,796)
Total Foreign Exchange Risk	(34,207,440)	(35,704,796)
Interest Rate Risk
Futures Contracts	(601,274)	299,878
Total Interest Rate Risk	(601,274)	299,878
Totals	(35,104,495)	(35,565,676)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.
Average Contracts Amount ($)
Fidelity SAI International Credit Fund	693,061,761

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Credit Fund	906,578,035	298,361,520

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Credit Fund	507

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .41% of average net assets. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $88,798.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,187.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI International Credit Fund	100%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9908915.102
ICR-SANN-0825
Fidelity® SAI Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	1.87 to 2.44	151,929,148	82,833,876
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	1.94 to 2.59	167,536,346	89,538,173
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	1.97 to 2.65	69,821,715	40,593,367
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	1.82 to 2.51	193,541,644	143,961,460
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	1.87 to 2.46	205,353,332	159,585,423
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	1.92 to 2.57	216,311,081	158,049,734
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	1.91 to 2.55	127,185,937	92,224,769
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	1.94 to 2.62	99,319,148	75,315,784
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	1.84 to 2.65	219,853,012	161,832,734
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	1.90 to 2.63	146,710,627	106,540,088
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	1.90 to 2.59	132,852,614	111,635,126
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.83 to 2.68	165,882,834	131,498,092
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.97 to 1.95	85,083,333	86,173,982
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	1.79 to 2.25	71,525,231	70,650,449
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	1.76 to 2.40	113,925,036	111,580,822
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	1.90 to 2.63	92,386,873	84,612,083
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	1.26 to 1.94	148,605,817	151,095,577
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.61	135,140,313	130,756,616
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.41 to 1.68	209,405,329	217,906,760
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	1.50 to 2.09	55,356,695	61,637,508
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.52 to 1.98	133,607,973	142,083,632
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.43 to 2.08	195,026,405	212,943,276
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.40 to 2.10	271,143,617	255,937,133
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	1.48 to 1.99	413,143,192	382,888,259
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	1.46 to 1.99	469,420,300	425,602,457
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	0.74 to 1.84	474,898,336	469,440,973
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	1.08 to 1.92	443,097,248	433,830,879
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	1.08 to 2.11	226,940,305	224,975,582
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.36 to 2.00	462,011,166	434,102,659
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	1.42 to 1.93	425,138,880	391,343,282
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.27 to 1.78	269,010,621	258,373,882
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	1.27 to 1.94	360,626,487	355,697,213
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	1.41 to 1.66	312,428,220	308,211,674
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	1.21 to 1.89	387,579,009	380,391,440
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	1.52 to 2.16	474,123,616	442,394,542
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	1.27 to 1.69	302,770,715	299,107,884
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	1.33 to 1.84	288,988,614	284,538,137
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.52 to 1.94	480,562,505	459,378,503
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.52 to 1.93	343,824,357	343,209,215
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.49 to 2.07	456,191,195	443,187,956
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.01 to 1.93	377,776,124	382,503,875
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.36 to 1.84	421,940,526	427,209,596
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.41 to 1.63	386,492,280	389,351,792
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.57 to 2.34	483,134,658	479,119,094
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.53 to 2.23	504,381,995	505,007,146
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.83 to 2.14	532,137,750	541,091,945
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.45 to 1.80	478,472,508	491,407,304
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.26 to 1.76	380,794,181	395,039,082
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,808,891,367)			12,826,390,835

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $7,096,663)	4.32	7,095,244	7,096,663

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $12,815,988,030)	12,833,487,498
NET OTHER ASSETS (LIABILITIES) - 0.5%	65,841,766
NET ASSETS - 100.0%	12,899,329,264

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,859,125	692,646,097	725,408,559	751,958	-	-	7,096,663	7,095,244	0.0%
Total	39,859,125	692,646,097	725,408,559	751,958	-	-	7,096,663

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	12,826,390,835	-	12,826,390,835	-

Money Market Funds	7,096,663	7,096,663	-	-
Total Investments in Securities:	12,833,487,498	7,096,663	12,826,390,835	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,808,891,367)	$12,826,390,835
Fidelity Central Funds (cost $7,096,663)	7,096,663

Total Investment in Securities (cost $12,815,988,030)		$12,833,487,498
Receivable for investments sold		241,071,406
Receivable for fund shares sold		15,351,512
Interest receivable		53,125,563
Distributions receivable from Fidelity Central Funds		129,245
Prepaid expenses		2,588
Receivable from investment adviser for expense reductions		175,849
Total assets		13,143,343,661
Liabilities
Payable for investments purchased	$234,119,303
Payable for fund shares redeemed	9,158,871
Accrued management fee	522,419
Other payables and accrued expenses	213,804
Total liabilities		244,014,397
Net Assets		$12,899,329,264
Net Assets consist of:
Paid in capital		$12,649,910,258
Total accumulated earnings (loss)		249,419,006
Net Assets		$12,899,329,264
Net Asset Value, offering price and redemption price per share ($12,899,329,264 ÷ 1,258,934,731 shares)		$10.25
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$295,672,264
Income from Fidelity Central Funds		751,958
Total income		296,424,222
Expenses
Management fee	$2,817,119
Custodian fees and expenses	335
Independent trustees' fees and expenses	13,733
Registration fees	269,207
Audit fees	28,836
Legal	5,498
Miscellaneous	5,673
Total expenses before reductions	3,140,401
Expense reductions	(335,585)
Total expenses after reductions		2,804,816
Net Investment income (loss)		293,619,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,342,403)
Total net realized gain (loss)		(20,342,403)
Change in net unrealized appreciation (depreciation) on investment securities		248,117,310
Net gain (loss)		227,774,907
Net increase (decrease) in net assets resulting from operations		$521,394,313
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	For the period August 16, 2024 (commencement of operations) through December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$293,619,406	$71,382,561
Net realized gain (loss)	(20,342,403)	(14,905,261)
Change in net unrealized appreciation (depreciation)	248,117,310	(230,617,842)
Net increase (decrease) in net assets resulting from operations	521,394,313	(174,140,542)
Distributions to shareholders	(43,129,794)	(54,707,031)
Distributions to shareholders from tax return of capital	-	(10,806,752)

Total Distributions	(43,129,794)	(65,513,783)
Share transactions
Proceeds from sales of shares	4,974,485,989	10,566,362,917
Reinvestment of distributions	32,662,352	51,330,007
Cost of shares redeemed	(2,715,581,202)	(248,540,993)

Net increase (decrease) in net assets resulting from share transactions	2,291,567,139	10,369,151,931
Total increase (decrease) in net assets	2,769,831,658	10,129,497,606

Net Assets
Beginning of period	10,129,497,606	-
End of period	$12,899,329,264	$10,129,497,606

Other Information
Shares
Sold	493,862,461	1,050,338,541
Issued in reinvestment of distributions	3,195,924	5,215,440
Redeemed	(268,782,155)	(24,895,480)
Net increase (decrease)	228,276,230	1,030,658,501

Financial Highlights
Fidelity® SAI Inflation-Protected Bond Index Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.262	.124
Net realized and unrealized gain (loss)	.199	(.226)
Total from investment operations	.461	(.102)
Distributions from net investment income	(.041)	(.057)
Distributions from tax return of capital	-	(.011)
Total distributions	(.041)	(.068)
Net asset value, end of period	$10.25	$9.83
Total Return D,E	4.69%	(1.02)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.10% H
Expenses net of fee waivers, if any	.05 % H	.05% H
Expenses net of all reductions, if any	.05% H	.05% H
Net investment income (loss)	5.26% H	3.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$12,899,329	$10,129,498
Portfolio turnover rate I	50 % H	8% H,J,K

AFor the period August 16, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity SAI Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,963,301
Gross unrealized depreciation	(106,268,062)
Net unrealized appreciation (depreciation)	$4,695,239
Tax cost	$12,828,792,259

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(12,229,298)
Long-term	-
Total capital loss carryforward	$(12,229,298)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Inflation-Protected Bond Index Fund	23,536,569	237,483,980

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Inflation-Protected Bond Index Fund	2,048
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $334,263.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,322.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9917105.100
SPB-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025